UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	4-30-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                     APRIL 30, 2012

All Cap Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGTX	15.32%	4.89%	5.44%	7.82%(2)	11.49%	11/25/83
Russell 3000 Growth Index	—	13.86%	6.26%	4.04%	5.23%	9.40%(3)	—
Institutional Class	ACAJX	15.42%	—	—	—	27.91%(1)	9/30/11
A Class No sales charge* With sales charge*	ACAQX	15.18% 8.56%	— —	— —	— —	27.59%(1) 20.28%(1)	9/30/11
C Class No sales charge* With sales charge*	ACAHX	14.75% 13.75%	— —	— —	— —	27.03%(1) 26.03%(1)	9/30/11
R Class	ACAWX	15.07%	—	—	—	27.43%(1)	9/30/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.
(3)	Since 11/30/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	9.0%
Philip Morris International, Inc.	3.4%
QUALCOMM, Inc.	3.3%
National Oilwell Varco, Inc.	2.9%
Precision Castparts Corp.	2.8%
Mead Johnson Nutrition Co.	2.3%
priceline.com, Inc.	2.2%
Caterpillar, Inc.	2.1%
Costco Wholesale Corp.	1.9%
Google, Inc. Class A	1.9%

Top Five Industries	% of net assets
Computers and Peripherals	10.3%
Energy Equipment and Services	5.8%
IT Services	5.4%
Hotels, Restaurants and Leisure	5.4%
Software	5.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.6%
Foreign Common Stocks*	9.2%
Total Common Stocks	98.8%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.1%
*	Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,153.20	$5.35	1.00%
Institutional Class	$1,000	$1,154.20	$4.28	0.80%
A Class	$1,000	$1,151.80	$6.69	1.25%
C Class	$1,000	$1,147.50	$10.68	2.00%
R Class	$1,000	$1,150.70	$8.02	1.50%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
Institutional Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE AND DEFENSE — 4.6%
BE Aerospace, Inc.(1)	187,251	$8,806,414
Precision Castparts Corp.	165,843	29,249,730
TransDigm Group, Inc.(1)	80,422	10,142,823
		48,198,967
AUTOMOBILES — 0.8%
Hyundai Motor Co.	37,731	8,964,295
BEVERAGES — 2.0%
Coca-Cola Co. (The)	215,185	16,422,919
Monster Beverage Corp.(1)	68,892	4,475,225
		20,898,144
BIOTECHNOLOGY — 1.3%
Alexion Pharmaceuticals, Inc.(1)	96,924	8,754,176
Grifols SA(1)	195,771	4,930,179
		13,684,355
CAPITAL MARKETS — 1.0%
Lazard Ltd., Class A	165,598	4,555,601
Morgan Stanley	375,023	6,480,397
		11,035,998
CHEMICALS — 1.3%
Monsanto Co.	175,803	13,392,673
COMMERCIAL BANKS — 0.6%
East West Bancorp., Inc.	129,140	2,940,518
SVB Financial Group(1)	49,782	3,190,528
		6,131,046
COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Cintas Corp.	80,151	3,139,515
Clean Harbors, Inc.(1)	103,047	7,031,927
		10,171,442
COMMUNICATIONS EQUIPMENT — 4.6%
Cisco Systems, Inc.	521,114	10,500,447
F5 Networks, Inc.(1)	24,127	3,231,329
QUALCOMM, Inc.	533,167	34,037,381
		47,769,157
COMPUTERS AND PERIPHERALS — 10.3%
Apple, Inc.(1)	161,267	94,218,632
EMC Corp.(1)	464,310	13,098,185
		107,316,817
CONSTRUCTION AND ENGINEERING — 1.0%
Chicago Bridge & Iron Co. NV New York Shares	117,492	5,218,995
KBR, Inc.	86,239	2,920,052
Quanta Services, Inc.(1)	132,741	2,936,231
		11,075,278
CONSUMER FINANCE — 1.9%
American Express Co.	64,107	$3,859,883
Discover Financial Services	471,047	15,968,493
		19,828,376
CONTAINERS AND PACKAGING — 0.5%
Rock-Tenn Co., Class A	90,306	5,628,773
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Jabil Circuit, Inc.	279,522	6,554,791
ENERGY EQUIPMENT AND SERVICES — 5.8%
Cameron International Corp.(1)	117,863	6,040,479
National Oilwell Varco, Inc.	403,969	30,604,691
Oceaneering International, Inc.	73,532	3,796,457
Oil States International, Inc.(1)	76,265	6,069,169
Schlumberger Ltd.	192,910	14,302,347
		60,813,143
FOOD AND STAPLES RETAILING — 3.8%
Costco Wholesale Corp.	226,890	20,004,891
Whole Foods Market, Inc.	236,052	19,608,840
		39,613,731
FOOD PRODUCTS — 2.3%
Mead Johnson Nutrition Co.	287,171	24,570,351
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Baxter International, Inc.	241,444	13,378,412
Cooper Cos., Inc. (The)	40,256	3,549,371
Covidien plc	139,535	7,706,518
MAKO Surgical Corp.(1)	89,487	3,696,708
Sirona Dental Systems, Inc.(1)	65,621	3,314,517
		31,645,526
HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Catalyst Health Solutions, Inc.(1)	94,591	8,169,825
Centene Corp.(1)	67,042	2,654,193
Express Scripts Holding Co.(1)	288,173	16,077,171
		26,901,189
HEALTH CARE TECHNOLOGY — 1.9%
SXC Health Solutions Corp.(1)	215,274	19,499,519
HOTELS, RESTAURANTS AND LEISURE — 5.4%
Chipotle Mexican Grill, Inc.(1)	15,136	6,268,575
Las Vegas Sands Corp.	179,064	9,936,261
McDonald’s Corp.	163,551	15,938,045
Starbucks Corp.	208,882	11,985,649
Yum! Brands, Inc.	171,596	12,480,177
		56,608,707

8

	Shares	Value
INTERNET AND CATALOG RETAIL — 3.4%
Amazon.com, Inc.(1)	46,174	$10,707,750
Netflix, Inc.(1)	27,262	2,184,777
priceline.com, Inc.(1)	29,813	22,682,327
		35,574,854
INTERNET SOFTWARE AND SERVICES — 4.2%
Baidu, Inc. ADR(1)	111,835	14,840,505
Google, Inc. Class A(1)	32,788	19,844,281
LinkedIn Corp., Class A(1)	43,593	4,727,661
Rackspace Hosting, Inc.(1)	75,425	4,381,438
		43,793,885
IT SERVICES — 5.4%
Accenture plc, Class A	165,103	10,723,440
Alliance Data Systems Corp.(1)	40,713	5,231,214
Cognizant Technology Solutions Corp., Class A(1)	98,663	7,233,971
International Business Machines Corp.	78,500	16,255,780
MasterCard, Inc., Class A	20,129	9,103,743
Teradata Corp.(1)	117,962	8,231,388
		56,779,536
MACHINERY — 4.7%
Caterpillar, Inc.	211,131	21,697,933
Chart Industries, Inc.(1)	82,255	6,286,750
Cummins, Inc.	70,596	8,177,135
Joy Global, Inc.	60,020	4,247,615
Titan International, Inc.	127,942	3,696,244
Trinity Industries, Inc.	156,427	4,630,239
		48,735,916
MARINE — 0.4%
Kirby Corp.(1)	57,018	3,784,285
MEDIA — 1.0%
CBS Corp., Class B	309,469	10,320,791
METALS AND MINING — 1.6%
Carpenter Technology Corp.	102,822	5,723,073
Freeport-McMoRan Copper & Gold, Inc.	276,744	10,599,295
		16,322,368
OIL, GAS AND CONSUMABLE FUELS — 2.5%
Concho Resources, Inc.(1)	45,885	4,917,954
Exxon Mobil Corp.	217,545	18,782,835
Linn Energy LLC	62,794	2,527,459
		26,228,248
PHARMACEUTICALS — 4.2%
Allergan, Inc.	187,325	$17,983,200
Elan Corp. plc ADR(1)	178,764	2,465,156
Perrigo Co.	49,685	5,211,956
Questcor Pharmaceuticals, Inc.(1)	97,734	4,388,257
Shire plc ADR	120,444	11,750,517
Shire plc	83,801	2,733,612
		44,532,698
ROAD AND RAIL — 0.6%
Kansas City Southern	82,064	6,320,569
SOFTWARE — 5.3%
Cerner Corp.(1)	94,322	7,648,571
Check Point Software Technologies Ltd.(1)	221,437	12,872,133
Citrix Systems, Inc.(1)	51,551	4,413,281
CommVault Systems, Inc.(1)	92,165	4,799,031
Microsoft Corp.	80,639	2,582,061
NetSuite, Inc.(1)	182,152	8,083,906
Nuance Communications, Inc.(1)	110,019	2,688,864
Salesforce.com, Inc.(1)	59,496	9,265,312
Sourcefire, Inc.(1)	53,620	2,734,084
Splunk, Inc.(1)	3,824	129,825
		55,217,068
SPECIALTY RETAIL — 4.4%
GNC Holdings, Inc. Class A	136,124	5,317,003
Lowe’s Cos., Inc.	367,579	11,567,711
O’Reilly Automotive, Inc.(1)	129,769	13,685,439
PetSmart, Inc.	83,902	4,888,131
Ulta Salon Cosmetics & Fragrance, Inc.	117,701	10,378,874
		45,837,158
TEXTILES, APPAREL AND LUXURY GOODS — 1.4%
Coach, Inc.	80,217	5,868,676
Lululemon Athletica, Inc.(1)	43,217	3,204,108
Michael Kors Holdings Ltd.(1)	127,936	5,842,837
		14,915,621
TOBACCO — 3.4%
Philip Morris International, Inc.	393,736	35,243,309
TOTAL COMMON STOCKS (Cost $682,270,688)		1,033,908,584

9

	Shares	Value
Temporary Cash Investments — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% – 2.375%, 2/28/15 – 10/31/15, valued at $4,726,281), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $4,633,780)		$4,633,761
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $2,952,426), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $2,896,110)		2,896,100
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $3,874,523), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $3,795,594)		$3,795,583
SSgA U.S. Government Money Market Fund	30,999	30,999
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,356,443)		11,356,443
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $693,627,131)		1,045,265,027
OTHER ASSETS AND LIABILITIES — 0.1%		740,621
TOTAL NET ASSETS — 100.0%		$1,046,005,648

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,726,601	EUR for USD	UBS AG	5/31/12	$3,609,584	$(8,071)
1,285,298	GBP for USD	Credit Suisse AG	5/31/12	2,085,537	(12,416)
				$5,695,121	$(20,487)

(Value on Settlement Date $5,674,634)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
GBP = British Pound
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $693,627,131)	$1,045,265,027
Foreign currency holdings, at value (cost of $41,771)	42,735
Receivable for investments sold	1,164,996
Receivable for capital shares sold	492,110
Dividends and interest receivable	614,957
1,047,579,825

Liabilities
Payable for investments purchased	75,754
Payable for capital shares redeemed	622,402
Unrealized loss on forward foreign currency exchange contracts	20,487
Accrued management fees	854,727
Distribution and service fees payable	807
1,574,177

Net Assets	$1,046,005,648

Net Assets Consist of:
Capital (par value and paid-in surplus)	$670,995,661
Accumulated net investment loss	(282,417)
Undistributed net realized gain	23,674,031
Net unrealized appreciation	351,618,373
$1,046,005,648

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,043,685,115	33,115,798	$31.52
Institutional Class, $0.01 Par Value	$41,961	1,330	$31.55
A Class, $0.01 Par Value	$1,542,777	49,026	$31.47	*
C Class, $0.01 Par Value	$670,514	21,403	$31.33
R Class, $0.01 Par Value	$65,281	2,078	$31.42
*	Maximum offering price $33.39 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13,455)	$4,515,315
Interest	2,085
4,517,400

Expenses:
Management fees	4,809,460
Distribution and service fees:
A Class	439
C Class	1,076
R Class	112
Directors’ fees and expenses	14,799
4,825,886

Net investment income (loss)	(308,486)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,651,461
Foreign currency transactions	116,923
26,768,384

Change in net unrealized appreciation (depreciation) on:
Investments	113,335,622
Translation of assets and liabilities in foreign currencies	6,092
113,341,714

Net realized and unrealized gain (loss)	140,110,098

Net Increase (Decrease) in Net Assets Resulting from Operations	$139,801,612

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$(308,486)	$(846,286)
Net realized gain (loss)	26,768,384	126,248,283
Change in net unrealized appreciation (depreciation)	113,341,714	(49,826,959)
Net increase (decrease) in net assets resulting from operations	139,801,612	75,575,038

Distributions to Shareholders
From net realized gains:
Investor Class	(23,595,114)	—
Institutional Class	(705)	—
A Class	(705)	—
C Class	(1,880)	—
R Class	(705)	—
Decrease in net assets from distributions	(23,599,109)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,058,924)	(99,159,677)

Net increase (decrease) in net assets	110,143,579	(23,584,639)

Net Assets
Beginning of period	935,862,069	959,446,708
End of period	$1,046,005,648	$935,862,069

Accumulated undistributed net investment income (loss)	$(282,417)	$26,069

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in stocks of companies of all sizes that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class, A Class, C Class and R Class commenced on September 30, 2011.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $226,458,076 and $266,004,558, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	713,045	$21,526,603	229,937	$6,555,442
Issued in reinvestment of distributions	873,776	23,207,496	—	—
Redeemed	(1,822,027)	(52,940,984)	(3,675,174)	(105,815,119)
	(235,206)	(8,206,885)	(3,445,237)	(99,259,677)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	316	10,000	987	25,000
Issued in reinvestment of distributions	27	705	—	—
	343	10,705	987	25,000
A Class/Shares Authorized	25,000,000		25,000,000
Sold	49,050	1,515,759	987	25,000
Issued in reinvestment of distributions	27	705	—	—
Redeemed	(1,038)	(32,200)	—	—
	48,039	1,484,264	987	25,000
C Class/Shares Authorized	25,000,000		25,000,000
Sold	21,359	651,368	987	25,000
Issued in reinvestment of distributions	71	1,880	—	—
Redeemed	(1,014)	(31,342)	—	—
	20,416	621,906	987	25,000
R Class/Shares Authorized	25,000,000		25,000,000
Sold	1,110	31,781	987	25,000
Issued in reinvestment of distributions	27	705	—	—
Redeemed	(46)	(1,400)	—	—
	1,091	31,086	987	25,000
Net increase (decrease)	(165,317)	$(6,058,924)	(3,441,289)	$(99,159,677)

(1)	September 30, 2011 (commencement of sale) through October 31, 2011 for the Institutional Class, A Class, C Class and R Class.

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$938,100,688	—	—
Foreign Common Stocks	79,179,810	$16,628,086	—
Temporary Cash Investments	30,999	11,325,444	—
Total Value of Investment Securities	$1,017,311,497	$27,953,530	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(20,487)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

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The value of foreign currency risk derivative instruments as of April 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $20,487 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $154,183 in net realized gain (loss) on foreign currency transactions and $5,582 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$695,103,647
Gross tax appreciation of investments	$356,467,247
Gross tax depreciation of investments	(6,305,867)
Net tax appreciation (depreciation) of investments	$350,161,380

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$28.06	(0.01)	4.18	4.17	—	(0.71)	(0.71)	$31.52	15.32%	1.00%(4)	(0.06)%(4)	23%	$1,043,685
2011	$26.07	(0.02)	2.01	1.99	—	—	—	$28.06	7.63%	1.00%	(0.08)%	75%	$935,751
2010	$20.86	(0.05)	5.26	5.21	—	—	—	$26.07	24.98%	1.01%	(0.22)%	88%	$959,447
2009	$19.08	0.03	1.81	1.84	(0.06)	—	(0.06)	$20.86	9.72%	1.00%	0.19%	167%	$837,839
2008	$31.53	(0.13)	(12.32)	(12.45)	—	—	—	$19.08	(39.49)%	1.00%	(0.48)%	171%	$803,771
2007	$20.13	(0.14)	11.54	11.40	—	—	—	$31.53	56.63%	1.00%	(0.57)%	147%	$1,421,214
Institutional Class
2012(3)	$28.06	0.02	4.18	4.20	—	(0.71)	(0.71)	$31.55	15.42%	0.80%(4)	0.14%(4)	23%	$42
2011(5)	$25.32	(0.01)	2.75	2.74	—	—	—	$28.06	10.82%	0.80%(4)	(0.28)%(4)	75%(6)	$28
A Class
2012(3)	$28.05	(0.06)	4.19	4.13	—	(0.71)	(0.71)	$31.47	15.18%	1.25%(4)	(0.31)%(4)	23%	$1,543
2011(5)	$25.32	(0.02)	2.75	2.73	—	—	—	$28.05	10.78%	1.25%(4)	(0.73)%(4)	75%(6)	$28
C Class
2012(3)	$28.03	(0.16)	4.17	4.01	—	(0.71)	(0.71)	$31.33	14.75%	2.00%(4)	(1.06)%(4)	23%	$671
2011(5)	$25.32	(0.03)	2.74	2.71	—	—	—	$28.03	10.70%	2.00%(4)	(1.48)%(4)	75%(6)	$28
R Class
2012(3)	$28.04	(0.08)	4.17	4.09	—	(0.71)	(0.71)	$31.42	15.07%	1.50%(4)	(0.56)%(4)	23%	$65
2011(5)	$25.32	(0.02)	2.74	2.72	—	—	—	$28.04	10.74%	1.50%(4)	(0.98)%(4)	75%(6)	$28

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	September 30, 2011 (commencement of sale) through October 31, 2011.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2011.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75359   1206

SEMIANNUAL REPORT                      APRIL 30, 2012

Capital Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

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Performance

Total Returns as of April 30, 2012
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return After-Tax on Distributions(2) Return After-Tax on Distributions and Sale of Shares(2)	ACTIX	12.50%(3) 12.18%(3) 8.48%(3)	2.99%(3) 2.71%(3) 2.27%(3)	-2.58%(3) -3.01%(3) -2.21%(3)	3.67% 3.27% 3.12%	4.26% 3.85% 3.61%	3/31/99
Russell 1000 Value Index	—	11.62%	1.03%	-1.73%	4.83%	4.25%	—
Institutional Class Return After-Tax on Distributions(2) Return After-Tax on Distributions and Sale of Shares(2)	ACPIX	12.53%(3) 12.18%(3) 8.53%(3)	3.19%(3) 2.88%(3) 2.43%(3)	-2.38%(3) -2.84%(3) -2.05%(3)	3.87% 3.44% 3.29%	3.70% 3.28% 3.14%	3/1/02
A Class(4) No sales charge* With sales charge* Return After-Tax on Distributions(2) Return After-Tax on Distributions and Sale of Shares(2)	ACCVX	12.24%(3) 5.84%(3) 5.58%(3) 4.08%(3)	2.75%(3) -3.21%(3) -3.45%(3) -1.82%(3)	-2.83%(3) -3.97%(3) -4.36%(3) -3.36%(3)	— — — —	4.99% 4.30% 3.95% 3.71%	5/14/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)
After-tax returns are calculated with sales charge, as applicable, using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Returns would have been lower if a portion of the management fee had not been waived.
(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class
1.10%	0.90%	1.35%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Chevron Corp.	4.4%
Pfizer, Inc.	3.8%
General Electric Co.	3.7%
JPMorgan Chase & Co.	3.5%
Wells Fargo & Co.	3.4%
Exxon Mobil Corp.	3.2%
AT&T, Inc.	3.2%
Procter & Gamble Co. (The)	3.0%
Johnson & Johnson	2.7%
Merck & Co., Inc.	2.7%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.9%
Pharmaceuticals	10.1%
Insurance	8.6%
Commercial Banks	6.6%
Diversified Telecommunication Services	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	0.1%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12		Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,125.00		$5.28	1.00%
Investor Class (before waiver)	$1,000	$1,125.00	(2)	$5.81	1.10%
Institutional Class (after waiver)	$1,000	$1,125.30		$4.23	0.80%
Institutional Class (before waiver)	$1,000	$1,125.30	(2)	$4.76	0.90%
A Class (after waiver)	$1,000	$1,122.40		$6.60	1.25%
A Class (before waiver)	$1,000	$1,122.40	(2)	$7.12	1.35%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.89		$5.02	1.00%
Investor Class (before waiver)	$1,000	$1,019.39		$5.52	1.10%
Institutional Class (after waiver)	$1,000	$1,020.89		$4.02	0.80%
Institutional Class (before waiver)	$1,000	$1,020.39		$4.52	0.90%
A Class (after waiver)	$1,000	$1,018.65		$6.27	1.25%
A Class (before waiver)	$1,000	$1,018.15		$6.77	1.35%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.6%
AEROSPACE AND DEFENSE — 1.6%
Honeywell International, Inc.	8,700	$527,742
Northrop Grumman Corp.	6,630	419,546
Raytheon Co.	18,540	1,003,756
		1,951,044
AIRLINES — 0.5%
Southwest Airlines Co.	81,740	676,807
AUTOMOBILES — 1.0%
Ford Motor Co.	106,450	1,200,756
BEVERAGES — 0.9%
PepsiCo, Inc.	16,930	1,117,380
BIOTECHNOLOGY — 1.6%
Amgen, Inc.	23,240	1,652,596
Gilead Sciences, Inc.(1)	5,910	307,379
		1,959,975
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	21,840	1,183,947
Bank of New York Mellon Corp. (The)	43,640	1,032,086
BlackRock, Inc.	4,130	791,225
Goldman Sachs Group, Inc. (The)	12,040	1,386,406
Morgan Stanley	13,730	237,254
		4,630,918
CHEMICALS — 0.5%
E.I. du Pont de Nemours & Co.	12,410	663,439
COMMERCIAL BANKS — 6.6%
PNC Financial Services Group, Inc.	28,290	1,876,193
U.S. Bancorp	66,380	2,135,445
Wells Fargo & Co.	125,940	4,210,174
		8,221,812
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	11,660	372,887
COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	157,880	3,181,282
COMPUTERS AND PERIPHERALS — 1.2%
Hewlett-Packard Co.	62,160	1,539,082
DIVERSIFIED FINANCIAL SERVICES — 5.7%
Bank of America Corp.	79,310	643,204
Citigroup, Inc.	65,840	2,175,353
JPMorgan Chase & Co.	101,610	4,367,198
		7,185,755
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.9%
AT&T, Inc.	122,300	$4,024,893
CenturyLink, Inc.	36,050	1,390,088
Verizon Communications, Inc.	49,300	1,990,734
		7,405,715
ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	24,500	951,580
Exelon Corp.	16,480	642,885
NV Energy, Inc.	31,790	529,303
Pinnacle West Capital Corp.	16,700	807,445
PPL Corp.	28,480	778,928
		3,710,141
ENERGY EQUIPMENT AND SERVICES — 1.3%
Baker Hughes, Inc.	19,120	843,383
Schlumberger Ltd.	11,020	817,023
		1,660,406
FOOD AND STAPLES RETAILING — 2.9%
CVS Caremark Corp.	35,160	1,568,839
Kroger Co. (The)	37,970	883,562
Wal-Mart Stores, Inc.	20,460	1,205,299
		3,657,700
FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	20,110	801,786
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
Medtronic, Inc.	30,540	1,166,628
HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Aetna, Inc.	16,140	710,805
Quest Diagnostics, Inc.	5,140	296,527
WellPoint, Inc.	13,950	946,089
		1,953,421
HOTELS, RESTAURANTS AND LEISURE — 0.3%
Carnival Corp.	10,610	344,719
HOUSEHOLD PRODUCTS — 3.0%
Procter & Gamble Co. (The)	59,220	3,768,761
INDUSTRIAL CONGLOMERATES — 4.4%
General Electric Co.	236,970	4,639,872
Tyco International Ltd.	14,560	817,253
		5,457,125
INSURANCE — 8.6%
Allstate Corp. (The)	33,740	1,124,554
American International Group, Inc.(1)	10,600	360,718
Berkshire Hathaway, Inc., Class B(1)	16,390	1,318,576
Chubb Corp. (The)	11,470	838,113
Loews Corp.	30,500	1,254,465

8

	Shares	Value
MetLife, Inc.	44,550	$1,605,136
Principal Financial Group, Inc.	29,010	802,707
Prudential Financial, Inc.	21,970	1,330,064
Torchmark Corp.	6,910	336,586
Travelers Cos., Inc. (The)	26,700	1,717,344
		10,688,263
IT SERVICES — 0.5%
Fiserv, Inc.(1)	9,400	660,726
MACHINERY — 1.0%
Dover Corp.	10,000	626,600
Ingersoll-Rand plc	14,100	599,532
		1,226,132
MEDIA — 4.0%
CBS Corp., Class B	18,690	623,312
Comcast Corp., Class A	71,310	2,162,832
Time Warner, Inc.	50,070	1,875,622
Viacom, Inc., Class B	6,600	306,174
		4,967,940
METALS AND MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	4,750	181,925
Nucor Corp.	20,930	820,665
		1,002,590
MULTI-UTILITIES — 1.0%
PG&E Corp.	27,200	1,201,696
MULTILINE RETAIL — 2.8%
Kohl’s Corp.	16,320	818,122
Macy’s, Inc.	18,700	767,074
Target Corp.	33,250	1,926,505
		3,511,701
OIL, GAS AND CONSUMABLE FUELS — 10.9%
Apache Corp.	11,900	1,141,686
Chevron Corp.	51,090	5,444,150
ConocoPhillips	5,540	396,830
Exxon Mobil Corp.	46,850	4,045,029
Occidental Petroleum Corp.	5,280	481,642
Total SA ADR	25,700	1,236,427
Ultra Petroleum Corp.(1)	19,990	395,002
Valero Energy Corp.	17,010	420,147
		13,560,913
PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	22,030	733,819
PHARMACEUTICALS — 10.1%
Abbott Laboratories	17,840	1,107,150
Johnson & Johnson	52,420	3,412,018
Merck & Co., Inc.	85,070	3,338,147
Pfizer, Inc.	205,800	4,718,994
		12,576,309
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Applied Materials, Inc.	70,630	$846,853
Intel Corp.	116,500	3,308,600
Marvell Technology Group Ltd.(1)	8,070	121,131
		4,276,584
SOFTWARE — 2.3%
Adobe Systems, Inc.(1)	16,260	545,686
Microsoft Corp.	35,820	1,146,956
Oracle Corp.	42,230	1,241,140
		2,933,782
SPECIALTY RETAIL — 1.8%
Lowe’s Cos., Inc.	38,240	1,203,413
Staples, Inc.	64,480	992,992
		2,196,405
TOBACCO — 0.8%
Altria Group, Inc.	32,290	1,040,061
TOTAL COMMON STOCKS (Cost $93,889,777)		123,204,460
Temporary Cash Investments — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% – 2.375%, 2/28/15 – 10/31/15, valued at $604,481), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $592,650)		592,648
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $377,609), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $370,406)		370,405
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $495,543), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $485,448)		485,447
SSgA U.S. Government Money Market Fund	115,754	115,754
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,564,254)		1,564,254
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $95,454,031)		124,768,714
OTHER ASSETS AND LIABILITIES — 0.1%		143,237
TOTAL NET ASSETS — 100.0%		$124,911,951

9

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
824,991	EUR for USD	UBS AG	5/31/12	$1,092,156	$(2,442)
20,150	EUR for USD	UBS AG	5/31/12	26,676	46
				$1,118,832	$(2,396)

(Value on Settlement Date $1,116,436)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $95,454,031)	$124,768,714
Foreign currency holdings, at value (cost of $26)	26
Receivable for investments sold	242,742
Receivable for capital shares sold	69,762
Unrealized gain on forward foreign currency exchange contracts	46
Dividends and interest receivable	195,548
125,276,838

Liabilities
Payable for investments purchased	173,171
Payable for capital shares redeemed	87,572
Unrealized loss on forward foreign currency exchange contracts	2,442
Accrued management fees	101,113
Distribution and service fees payable	589
364,887

Net Assets	$124,911,951

Net Assets Consist of:
Capital (par value and paid-in surplus)	$112,590,650
Undistributed net investment income	645,231
Accumulated net realized loss	(17,636,217)
Net unrealized appreciation	29,312,287
$124,911,951

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$116,841,419	17,760,909	$6.58
Institutional Class, $0.01 Par Value	$5,060,819	768,892	$6.58
A Class, $0.01 Par Value	$3,009,713	457,899	$6.57	*
*	Maximum offering price $6.97 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,593)	$1,726,449
Interest	405
1,726,854

Expenses:
Management fees	655,932
Distribution and service fees — A Class	3,582
Directors’ fees and expenses	1,918
Other expenses	289
661,721
Fees waived	(60,034)
601,687

Net investment income (loss)	1,125,167

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,548,791
Foreign currency transactions	21,049
2,569,840

Change in net unrealized appreciation (depreciation) on:
Investments	10,396,876
Translation of assets and liabilities in foreign currencies	(2,396)
10,394,480

Net realized and unrealized gain (loss)	12,964,320

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,089,487

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$1,125,167	$2,071,772
Net realized gain (loss)	2,569,840	12,040,029
Change in net unrealized appreciation (depreciation)	10,394,480	(5,433,491)
Net increase (decrease) in net assets resulting from operations	14,089,487	8,678,310

Distributions to Shareholders
From net investment income:
Investor Class	(2,040,255)	(2,149,583)
Institutional Class	(69,034)	(71,311)
A Class	(44,437)	(56,838)
Decrease in net assets from distributions	(2,153,726)	(2,277,732)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(5,156,297)	(33,415,464)

Net increase (decrease) in net assets	6,779,464	(27,014,886)

Net Assets
Beginning of period	118,132,487	145,147,373
End of period	$124,911,951	$118,132,487

Undistributed net investment income	$645,231	$1,673,790

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks of medium to large companies that management believes to be undervalued at the time of purchase. The fund also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund offers the Investor Class, the Institutional Class and the A Class. The A Class may incur an initial sales charge. The A Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

14

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class and A Class. The Institutional Class is 0.20% less at each point within the range. During the six months ended April 30, 2012, the investment advisor voluntarily agreed to waive 0.100% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2012, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2012 was $56,379, $2,222 and $1,433 for the Investor Class, Institutional Class and A Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2012 was 1.10% for the Investor Class and A Class and 0.90% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2012 was 1.00% for the Investor Class and A Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $13,868,931 and $19,943,119, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	789,470	$4,992,974	1,861,396	$11,169,225
Issued in reinvestment of distributions	332,121	1,949,551	325,518	1,927,066
Redeemed	(2,004,233)	(12,512,656)	(7,465,681)	(44,959,583)
	(882,642)	(5,570,131)	(5,278,767)	(31,863,292)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	301,107	1,865,694	273,829	1,635,705
Issued in reinvestment of distributions	11,445	67,183	7,940	47,007
Redeemed	(149,470)	(925,194)	(369,861)	(2,257,450)
	163,082	1,007,683	(88,092)	(574,738)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	72,461	461,752	105,439	642,697
Issued in reinvestment of distributions	7,540	44,259	9,570	56,655
Redeemed	(181,104)	(1,099,860)	(278,681)	(1,676,786)
	(101,103)	(593,849)	(163,672)	(977,434)
Net increase (decrease)	(820,663)	$(5,156,297)	(5,530,531)	$(33,415,464)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$123,204,460	—	—
Temporary Cash Investments	115,754	$1,448,500	—
Total Value of Investment Securities	$123,320,214	$1,448,500	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(2,396)	—

17

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund began investing in foreign currency risk derivatives in March 2012. The foreign currency risk derivative instruments held at period end on the fund’s Schedule of Investments are indicative of the fund’s typical volume since March 2012.

The value of foreign currency risk derivative instruments as of April 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $46 in unrealized gain on forward foreign currency exchange contracts and a liability of $2,442 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $21,049 in net realized gain (loss) on foreign currency transactions and $(2,396) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$97,687,553
Gross tax appreciation of investments	$30,259,699
Gross tax depreciation of investments	(3,178,538)
Net tax appreciation (depreciation) of investments	$27,081,161

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(18,022,087), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$5.96	0.06	0.67	0.73	(0.11)	—	(0.11)	$6.58	12.50%	1.00%(4)	1.10%(4)	1.88%(4)	1.78%(4)	12%	$116,841
2011	$5.73	0.09	0.23	0.32	(0.09)	—	(0.09)	$5.96	5.67%	1.00%	1.10%	1.53%	1.43%	37%	$111,188
2010	$5.32	0.09	0.42	0.51	(0.10)	—	(0.10)	$5.73	9.69%	1.09%	1.11%	1.56%	1.54%	27%	$137,037
2009	$5.17	0.11	0.21	0.32	(0.17)	—	(0.17)	$5.32	6.85%	1.10%	1.10%	2.33%	2.33%	19%	$158,431
2008	$8.78	0.14	(3.28)	(3.14)	(0.13)	(0.34)	(0.47)	$5.17	(37.52)%	1.10%	1.10%	1.98%	1.98%	26%	$185,569
2007	$8.23	0.13	0.65	0.78	(0.12)	(0.11)	(0.23)	$8.78	9.66%	1.10%	1.10%	1.52%	1.52%	15%	$461,413
Institutional Class
2012(3)	$5.97	0.06	0.67	0.73	(0.12)	—	(0.12)	$6.58	12.53%	0.80%(4)	0.90%(4)	2.08%(4)	1.98%(4)	12%	$5,061
2011	$5.74	0.10	0.24	0.34	(0.11)	—	(0.11)	$5.97	5.87%	0.80%	0.90%	1.73%	1.63%	37%	$3,618
2010	$5.32	0.10	0.43	0.53	(0.11)	—	(0.11)	$5.74	10.11%	0.89%	0.91%	1.76%	1.74%	27%	$3,980
2009	$5.17	0.12	0.21	0.33	(0.18)	—	(0.18)	$5.32	7.07%	0.90%	0.90%	2.53%	2.53%	19%	$8,035
2008	$8.79	0.15	(3.28)	(3.13)	(0.15)	(0.34)	(0.49)	$5.17	(37.46)%	0.90%	0.90%	2.18%	2.18%	26%	$12,030
2007	$8.24	0.15	0.65	0.80	(0.14)	(0.11)	(0.25)	$8.79	9.88%	0.90%	0.90%	1.72%	1.72%	15%	$28,077

19

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$5.95	0.05	0.67	0.72	(0.10)	—	(0.10)	$6.57	12.24%	1.25%(4)	1.35%(4)	1.63%(4)	1.53%(4)	12%	$3,010
2011	$5.72	0.08	0.23	0.31	(0.08)	—	(0.08)	$5.95	5.41%	1.25%	1.35%	1.28%	1.18%	37%	$3,326
2010	$5.30	0.07	0.44	0.51	(0.09)	—	(0.09)	$5.72	9.64%	1.34%	1.36%	1.31%	1.29%	27%	$4,130
2009	$5.15	0.10	0.21	0.31	(0.16)	—	(0.16)	$5.30	6.59%	1.35%	1.35%	2.08%	2.08%	19%	$4,881
2008	$8.76	0.12	(3.28)	(3.16)	(0.11)	(0.34)	(0.45)	$5.15	(37.78)%	1.35%	1.35%	1.73%	1.73%	26%	$7,004
2007	$8.21	0.11	0.65	0.76	(0.10)	(0.11)	(0.21)	$8.76	9.40%	1.35%	1.35%	1.27%	1.27%	15%	$16,059

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75362   1206

SEMIANNUAL REPORT                         APRIL 30, 2012

Balanced Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Notes to Financial Statements	27
Financial Highlights	33
Additional Information	35

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWBIX	8.79%	7.04%	3.51%	5.63%	7.94%	10/20/88
Blended index(2)	—	8.58%	6.23%	3.57%	5.45%	8.88%(3)	—
S&P 500 Index	—	12.77%	4.76%	1.01%	4.71%	9.48%(3)	—
Barclays U.S. Aggregate Bond Index	—	2.44%	7.54%	6.37%	5.71%	7.20%(3)	—
Institutional Class	ABINX	8.89%	7.25%	3.72%	5.84%	3.98%	5/1/00

(1)	Total returns for periods less than one year are not annualized.
(2)
The blended index combines two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(3)	Since 10/31/88, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
0.90%	0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

APRIL 30, 2012
Top Ten Stock Holdings	% of net assets
Apple, Inc.	2.1%
Exxon Mobil Corp.	1.6%
International Business Machines Corp.	1.5%
Chevron Corp.	1.4%
Microsoft Corp.	1.2%
Pfizer, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Philip Morris International, Inc.	1.1%
Johnson & Johnson	1.1%
Intel Corp.	1.1%

Top Five Stock Industries	% of net assets
Oil, Gas and Consumable Fuels	6.4%
Pharmaceuticals	4.2%
Computers and Peripherals	3.3%
Insurance	3.3%
IT Services	3.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	54.4%
Foreign Common Stocks	5.1%
U.S. Government Agency Mortgage-Backed Securities	12.8%
U.S. Treasury Securities	10.8%
Corporate Bonds	9.8%
Commercial Mortgage-Backed Securities	1.8%
U.S. Government Agency Securities	1.4%
Collateralized Mortgage Obligations	1.2%
Municipal Securities	0.6%
Sovereign Governments and Agencies	0.6%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(1.1)%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.8 years
Average Duration (effective)	5.0 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,087.90	$4.67	0.90%
Institutional Class	$1,000	$1,088.90	$3.64	0.70%
Hypothetical
Investor Class	$1,000	$1,020.39	$4.52	0.90%
Institutional Class	$1,000	$1,021.38	$3.52	0.70%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 59.5%
AEROSPACE AND DEFENSE — 1.2%
Northrop Grumman Corp.	44,984	$2,846,588
United Technologies Corp.	52,214	4,262,751
		7,109,339
AIR FREIGHT AND LOGISTICS — 1.2%
FedEx Corp.	33,812	2,983,571
United Parcel Service, Inc., Class B	56,696	4,430,225
		7,413,796
AUTOMOBILES — 0.3%
Ford Motor Co.	167,657	1,891,171
BEVERAGES — 1.1%
Coca-Cola Co. (The)	28,835	2,200,687
Coca-Cola Enterprises, Inc.	57,949	1,745,424
Constellation Brands, Inc., Class A(1)	100,478	2,170,325
PepsiCo, Inc.	7,595	501,270
		6,617,706
BIOTECHNOLOGY — 1.2%
Amgen, Inc.	56,745	4,035,137
Biogen Idec, Inc.(1)	9,836	1,318,122
United Therapeutics Corp.(1)	48,242	2,110,588
		7,463,847
CHEMICALS — 1.6%
CF Industries Holdings, Inc.	16,705	3,225,067
LyondellBasell Industries NV, Class A	36,099	1,508,216
Monsanto Co.	45,758	3,485,845
PPG Industries, Inc.	15,349	1,615,329
		9,834,457
COMMERCIAL BANKS — 1.6%
Bank of Montreal	39,604	2,351,290
U.S. Bancorp	128,985	4,149,447
Wells Fargo & Co.	99,499	3,326,252
		9,826,989
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	61,164	1,232,455
Motorola Solutions, Inc.	41,484	2,116,928
QUALCOMM, Inc.	13,276	847,540
		4,196,923
COMPUTERS AND PERIPHERALS — 3.3%
Apple, Inc.(1)	21,991	12,848,022
Dell, Inc.(1)	96,332	1,576,955
Seagate Technology plc	100,413	$3,088,704
Western Digital Corp.(1)	69,222	2,686,505
		20,200,186
CONSTRUCTION AND ENGINEERING — 0.7%
Chicago Bridge & Iron Co. NV New York Shares	54,217	2,408,319
KBR, Inc.	6,651	225,203
URS Corp.	32,778	1,354,059
		3,987,581
CONSUMER FINANCE — 1.0%
American Express Co.	70,403	4,238,965
Cash America International, Inc.	33,222	1,553,128
		5,792,093
DIVERSIFIED CONSUMER SERVICES — 0.7%
Coinstar, Inc.(1)	36,921	2,318,269
ITT Educational Services, Inc.(1)	32,140	2,121,883
		4,440,152
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Bank of America Corp.	396,379	3,214,634
Citigroup, Inc.	8,485	280,344
JPMorgan Chase & Co.	164,397	7,065,783
		10,560,761
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	91,567	3,013,470
Verizon Communications, Inc.	141,949	5,731,901
		8,745,371
ELECTRIC UTILITIES — 0.2%
American Electric Power Co., Inc.	37,808	1,468,463
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Tech Data Corp.(1)	26,290	1,414,139
ENERGY EQUIPMENT AND SERVICES — 0.5%
Helix Energy Solutions Group, Inc.(1)	128,871	2,630,257
Schlumberger Ltd.	2,692	199,585
		2,829,842
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp.	25,804	1,151,374
SUPERVALU, Inc.	8,020	47,639
Wal-Mart Stores, Inc.	9,459	557,230
		1,756,243

	Shares/ Principal Amount	Value
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	95,392	$2,940,935
Bunge Ltd.	35,067	2,261,821
Campbell Soup Co.	65,290	2,208,761
ConAgra Foods, Inc.	96,033	2,479,572
Darling International, Inc.(1)	11,292	184,963
Tyson Foods, Inc., Class A	85,554	1,561,361
		11,637,413
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.6%
Covidien plc	14,593	805,972
Medtronic, Inc.	59,766	2,283,061
St. Jude Medical, Inc.	6,878	266,316
		3,355,349
HEALTH CARE PROVIDERS AND SERVICES — 1.5%
Humana, Inc.	31,645	2,553,119
McKesson Corp.	25,019	2,286,987
UnitedHealth Group, Inc.	72,283	4,058,690
		8,898,796
HOTELS, RESTAURANTS AND LEISURE — 0.9%
Brinker International, Inc.	37,299	1,173,799
Domino’s Pizza, Inc.	5,947	224,856
McDonald’s Corp.	4,128	402,274
Yum! Brands, Inc.	46,644	3,392,418
		5,193,347
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	45,319	2,135,885
Tempur-Pedic International, Inc.(1)	7,837	461,129
		2,597,014
HOUSEHOLD PRODUCTS — 0.4%
Procter & Gamble Co. (The)	40,124	2,553,491
INDUSTRIAL CONGLOMERATES — 0.6%
3M Co.	4,334	387,286
Danaher Corp.	2,687	145,689
General Electric Co.	162,012	3,172,195
		3,705,170
INSURANCE — 3.3%
ACE Ltd.	31,822	2,417,517
Allied World Assurance Co. Holdings AG	33,338	2,399,003
American Financial Group, Inc.	26,591	1,034,922
Assurant, Inc.	59,400	2,396,196
Berkshire Hathaway, Inc., Class B(1)	18,193	1,463,627
Everest Re Group Ltd.	8,074	800,133
Loews Corp.	68,047	2,798,773
Principal Financial Group, Inc.	91,245	2,524,749
ProAssurance Corp.	6,542	$576,285
Prudential Financial, Inc.	59,158	3,581,425
		19,992,630
INTERNET SOFTWARE AND SERVICES — 1.0%
eBay, Inc.(1)	30,017	1,232,198
Google, Inc., Class A(1)	8,237	4,985,279
		6,217,477
IT SERVICES — 3.2%
Accenture plc, Class A	53,360	3,465,732
CACI International, Inc., Class A(1)	3,155	192,865
Computer Sciences Corp.	35,788	1,004,211
International Business Machines Corp.	44,885	9,294,786
SAIC, Inc.	72,775	884,944
Visa, Inc., Class A	34,633	4,259,167
		19,101,705
MACHINERY — 1.3%
Actuant Corp., Class A	31,098	848,042
AGCO Corp.(1)	9,037	420,853
Cummins, Inc.	26,132	3,026,869
Parker-Hannifin Corp.	12,259	1,074,992
Sauer-Danfoss, Inc.	53,489	2,316,609
		7,687,365
MEDIA — 1.7%
CBS Corp., Class B	102,479	3,417,675
DISH Network Corp., Class A	83,820	2,679,725
Time Warner, Inc.	88,188	3,303,522
Viacom, Inc., Class B	6,359	294,994
Walt Disney Co. (The)	5,608	241,761
		9,937,677
METALS AND MINING — 0.8%
Coeur d’Alene Mines Corp.(1)	108,665	2,341,731
Teck Resources Ltd.	62,172	2,320,881
		4,662,612
MULTI-UTILITIES — 1.2%
Ameren Corp.	65,715	2,154,795
Consolidated Edison, Inc.	44,349	2,636,548
Public Service Enterprise Group, Inc.	85,818	2,673,231
		7,464,574
MULTILINE RETAIL — 1.1%
Dillard’s, Inc., Class A	47,941	3,095,071
Macy’s, Inc.	81,245	3,332,670
		6,427,741

	Shares/ Principal Amount
OIL, GAS AND CONSUMABLE FUELS — 6.4%
Apache Corp.	29,477	$2,828,023
Chevron Corp.	79,782	8,501,570
ConocoPhillips	69,143	4,952,713
Energy XXI Bermuda Ltd.(1)	67,089	2,527,914
Exxon Mobil Corp.	113,983	9,841,292
Marathon Oil Corp.	88,653	2,601,079
Marathon Petroleum Corp.	69,114	2,875,834
Suncor Energy, Inc.	72,732	2,403,065
Tesoro Corp.(1)	29,888	694,896
Valero Energy Corp.	36,911	911,702
W&T Offshore, Inc.	22,885	452,436
		38,590,524
PAPER AND FOREST PRODUCTS — 0.4%
Domtar Corp.	24,689	2,159,794
PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	39,161	2,087,281
PHARMACEUTICALS — 4.2%
Abbott Laboratories	84,141	5,221,790
Eli Lilly & Co.	86,123	3,564,631
Johnson & Johnson	99,008	6,444,431
Merck & Co., Inc.	73,810	2,896,304
Pfizer, Inc.	319,733	7,331,478
		25,458,634
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Entertainment Properties Trust	3,980	191,000
Simon Property Group, Inc.	23,572	3,667,803
		3,858,803
ROAD AND RAIL — 0.6%
Union Pacific Corp.	33,529	3,770,001
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Micro Devices, Inc.(1)	245,716	1,808,470
Applied Materials, Inc.	97,599	1,170,212
Intel Corp.	224,747	6,382,815
KLA-Tencor Corp.	51,871	2,705,072
		12,066,569
SOFTWARE — 2.8%
CA, Inc.	14,278	377,225
Cadence Design Systems, Inc.(1)	55,179	643,939
Intuit, Inc.	2,173	125,969
Microsoft Corp.	229,326	7,343,018
Oracle Corp.	193,833	5,696,752
Symantec Corp.(1)	165,651	2,736,554
		16,923,457
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	114,497	$2,526,949
Foot Locker, Inc.	64,609	1,976,389
GameStop Corp., Class A	29,959	681,867
Home Depot, Inc. (The)	95,995	4,971,581
PetSmart, Inc.	40,689	2,370,541
		12,527,327
TOBACCO — 1.1%
Philip Morris International, Inc.	75,768	6,781,994
TOTAL COMMON STOCKS (Cost $284,776,255)		359,205,804
U.S. Government Agency Mortgage-Backed Securities(2) — 12.8%
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.2%
FHLMC, 7.00%, 10/1/12	$6,503	6,573
FHLMC, 4.50%, 1/1/19	682,560	733,993
FHLMC, 6.50%, 1/1/28	54,156	62,264
FHLMC, 5.50%, 12/1/33	530,441	588,562
FHLMC, 5.00%, 7/1/35	6,005,920	6,506,453
FHLMC, 5.50%, 1/1/38	1,098,209	1,199,322
FHLMC, 6.00%, 8/1/38	193,261	214,316
FHLMC, 4.00%, 4/1/41	1,417,446	1,517,802
FHLMC, 6.50%, 7/1/47	40,809	45,714
FNMA, 6.50%, 5/1/13	1,040	1,065
FNMA, 6.50%, 5/1/13	614	634
FNMA, 6.50%, 6/1/13	1,924	1,986
FNMA, 6.50%, 6/1/13	3,771	3,893
FNMA, 6.50%, 6/1/13	2,035	2,100
FNMA, 6.00%, 1/1/14	13,982	15,085
FNMA, 6.00%, 4/1/14	53,656	57,888
FNMA, 4.50%, 5/1/19	229,050	247,071
FNMA, 4.50%, 5/1/19	579,485	625,078
FNMA, 5.00%, 9/1/20	1,253,663	1,364,469
FNMA, 6.50%, 1/1/28	23,439	26,975
FNMA, 6.50%, 1/1/29	71,684	82,497
FNMA, 7.50%, 7/1/29	118,664	144,804
FNMA, 7.50%, 9/1/30	37,295	45,491
FNMA, 5.00%, 7/1/31	1,960,885	2,131,658
FNMA, 6.50%, 9/1/31	59,345	68,297
FNMA, 7.00%, 9/1/31	17,992	21,319
FNMA, 6.50%, 1/1/32	107,379	123,039
FNMA, 7.00%, 6/1/32	256,129	301,881
FNMA, 6.50%, 8/1/32	89,294	102,316
FNMA, 5.50%, 6/1/33	411,764	454,286
FNMA, 5.50%, 7/1/33	630,540	695,195

	Shares/ Principal Amount	Value
FNMA, 5.50%, 8/1/33	$764,870	$843,299
FNMA, 5.50%, 9/1/33	529,401	589,807
FNMA, 5.00%, 11/1/33	1,972,740	2,146,087
FNMA, 4.50%, 9/1/35	1,652,812	1,771,963
FNMA, 5.00%, 2/1/36	2,116,804	2,302,149
FNMA, 5.50%, 4/1/36	858,777	944,151
FNMA, 5.50%, 5/1/36	1,704,338	1,873,773
FNMA, 5.50%, 2/1/37	537,243	588,135
FNMA, 6.00%, 7/1/37	3,804,227	4,231,757
FNMA, 6.50%, 8/1/37	464,314	520,784
FNMA, 4.50%, 9/1/40	6,546,746	7,095,420
FNMA, 4.00%, 1/1/41	2,182,827	2,342,489
FNMA, 4.50%, 1/1/41	1,934,252	2,098,777
FNMA, 4.50%, 2/1/41	1,718,725	1,845,850
FNMA, 4.00%, 5/1/41	4,019,513	4,257,622
FNMA, 4.50%, 7/1/41	1,174,490	1,272,922
FNMA, 4.50%, 9/1/41	1,553,960	1,683,174
FNMA, 4.00%, 12/1/41	2,451,252	2,619,823
FNMA, 4.00%, 1/1/42	1,726,838	1,840,644
FNMA, 4.00%, 1/1/42	2,442,764	2,588,615
FNMA, 6.50%, 6/1/47	57,542	64,199
FNMA, 6.50%, 8/1/47	122,424	136,586
FNMA, 6.50%, 8/1/47	197,135	219,941
FNMA, 6.50%, 9/1/47	261,158	291,370
FNMA, 6.50%, 9/1/47	12,864	14,352
FNMA, 6.50%, 9/1/47	121,620	135,689
FNMA, 6.50%, 9/1/47	67,763	75,602
FNMA, 6.50%, 9/1/47	93,053	103,817
GNMA, 7.00%, 4/20/26	106,791	125,451
GNMA, 7.50%, 8/15/26	61,502	71,852
GNMA, 7.00%, 2/15/28	15,675	18,668
GNMA, 7.50%, 2/15/28	19,609	20,253
GNMA, 7.00%, 12/15/28	36,210	43,123
GNMA, 7.00%, 5/15/31	122,122	144,688
GNMA, 5.50%, 11/15/32	581,611	653,938
GNMA, 4.00%, 1/20/41	2,908,347	3,157,885
GNMA, 4.50%, 5/20/41	2,004,755	2,202,900
GNMA, 4.50%, 6/15/41	1,215,348	1,348,384
GNMA, 4.00%, 12/15/41	3,381,047	3,667,644
		73,345,609
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC, VRN, 2.60%, 5/15/12	314,912	327,982
FHLMC, VRN, 2.90%, 5/15/12	250,000	260,509
FHLMC, VRN, 4.03%, 5/15/12	749,190	792,858
FHLMC, VRN, 6.10%, 5/15/12	721,620	782,630
FNMA, VRN, 2.73%, 5/25/12	550,000	568,393
FNMA, VRN, 3.35%, 5/25/12	$389,778	$409,527
FNMA, VRN, 3.38%, 5/25/12	332,812	348,239
FNMA, VRN, 3.97%, 5/25/12	220,516	233,688
		3,723,826
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $72,935,294)		77,069,435
U.S. Treasury Securities — 10.8%
U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	581,963
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	663,130
U.S. Treasury Bonds, 5.375%, 2/15/31	1,500,000	2,092,500
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,503,438
U.S. Treasury Bonds, 4.375%, 5/15/41	2,000,000	2,505,312
U.S. Treasury Bonds, 3.75%, 8/15/41	400,000	451,000
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,502,578
U.S. Treasury Notes, 1.375%, 5/15/13	5,000,000	5,060,940
U.S. Treasury Notes, 0.75%, 9/15/13	6,000,000	6,043,128
U.S. Treasury Notes, 1.25%, 3/15/14	2,420,000	2,465,281
U.S. Treasury Notes, 0.50%, 8/15/14	6,000,000	6,027,186
U.S. Treasury Notes, 2.375%, 8/31/14	2,500,000	2,619,337
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,008,594
U.S. Treasury Notes, 2.625%, 12/31/14	5,000,000	5,300,780
U.S. Treasury Notes, 0.375%, 3/15/15	1,700,000	1,700,265
U.S. Treasury Notes, 2.125%, 12/31/15	2,900,000	3,068,789
U.S. Treasury Notes, 0.875%, 1/31/17	3,000,000	3,015,939
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	955,049
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	202,031
U.S. Treasury Notes, 2.625%, 8/15/20	1,871,000	2,018,633
U.S. Treasury Notes, 3.125%, 5/15/21	3,300,000	3,676,923
U.S. Treasury Notes, 2.125%, 8/15/21	2,600,000	2,665,406

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 2.00%, 11/15/21	$750,000	$757,793
U.S. Treasury Notes, 2.00%, 2/15/22	7,050,000	7,099,569
TOTAL U.S. TREASURY SECURITIES (Cost $62,969,401)		64,985,564
Corporate Bonds — 9.8%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	90,000	95,723
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	276,648
Raytheon Co., 4.40%, 2/15/20	110,000	123,718
United Technologies Corp., 6.05%, 6/1/36	250,000	309,921
		806,010
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)	170,000	172,662
American Honda Finance Corp., 2.50%, 9/21/15(3)	220,000	228,168
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	210,000	217,322
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	50,000	50,637
		668,789
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	675,388
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	184,994
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	62,766
PepsiCo, Inc., 4.875%, 11/1/40	50,000	56,097
Pernod-Ricard SA, 2.95%, 1/15/17(3)	150,000	152,765
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	330,000	338,254
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	200,000	208,290
		1,678,554
BIOTECHNOLOGY†
Gilead Sciences, Inc., 4.40%, 12/1/21	140,000	152,303
CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	330,000	385,475
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	$90,000	$92,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	150,000	148,394
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	108,488
		735,303
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	210,000	244,650
Dow Chemical Co. (The), 5.90%, 2/15/15	110,000	123,711
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	113,841
Ecolab, Inc., 4.35%, 12/8/21	240,000	262,065
		744,267
COMMERCIAL BANKS — 0.9%
Bank of America N.A., 5.30%, 3/15/17	720,000	751,565
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	155,993
BB&T Corp., 5.70%, 4/30/14	60,000	65,563
BB&T Corp., 3.20%, 3/15/16	190,000	201,693
Capital One Financial Corp., 4.75%, 7/15/21	90,000	97,176
Fifth Third Bancorp, 6.25%, 5/1/13	170,000	178,843
HSBC Bank plc, 3.50%, 6/28/15(3)	140,000	146,195
Huntington Bancshares, Inc., 7.00%, 12/15/20	30,000	34,845
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	280,258
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	240,000	260,284
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	260,000	269,168
National Australia Bank Ltd., 2.75%, 9/28/15(3)	100,000	102,944
PNC Funding Corp., 4.25%, 9/21/15	50,000	54,739
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	220,000	223,105
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	210,000	214,394
SunTrust Bank, 7.25%, 3/15/18	110,000	127,954
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	52,009

	Shares/ Principal Amount	Value
Toronto-Dominion Bank (The), 2.375%, 10/19/16	$210,000	$216,604
U.S. Bancorp., 3.44%, 2/1/16	120,000	124,576
U.S. Bancorp., MTN, 3.00%, 3/15/22	110,000	111,794
Wachovia Bank N.A., 4.80%, 11/1/14	373,000	401,437
Wachovia Bank N.A., 4.875%, 2/1/15	123,000	132,692
Wells Fargo & Co., 3.68%, 9/15/12	140,000	150,313
Wells Fargo & Co., 2.10%, 5/8/17	230,000	229,816
Wells Fargo & Co., 5.625%, 12/11/17	20,000	23,489
Wells Fargo & Co., 4.60%, 4/1/21	110,000	120,978
Wells Fargo & Co., MTN, 3.50%, 3/8/22	100,000	101,431
Wells Fargo Bank N.A., 5.75%, 5/16/16	250,000	284,188
		5,114,046
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	90,000	98,100
Republic Services, Inc., 3.80%, 5/15/18	70,000	76,043
Republic Services, Inc., 5.50%, 9/15/19	300,000	353,395
Republic Services, Inc., 6.20%, 3/1/40	—	—
Waste Management, Inc., 6.125%, 11/30/39	120,000	149,917
		677,455
COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	162,113
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	320,000	320,776
CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	295,276
American Express Credit Corp., 2.80%, 9/19/16	130,000	134,830
American Express Credit Corp., MTN, 2.75%, 9/15/15	200,000	207,687
American Express Credit Corp., MTN, 2.375%, 3/24/17	150,000	153,093
Credit Suisse (New York), 6.00%, 2/15/18	100,000	108,132
Credit Suisse (New York), 5.30%, 8/13/19	$230,000	$256,884
PNC Bank N.A., 6.00%, 12/7/17	290,000	336,256
SLM Corp., 6.25%, 1/25/16	130,000	134,550
SLM Corp., MTN, 5.00%, 10/1/13	180,000	184,950
		1,811,658
CONTAINERS AND PACKAGING†
Ball Corp., 7.125%, 9/1/16	130,000	143,000
Ball Corp., 6.75%, 9/15/20	120,000	133,200
		276,200
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Bank of America Corp., 4.50%, 4/1/15	190,000	196,525
Bank of America Corp., 3.75%, 7/12/16	100,000	99,646
Bank of America Corp., 6.50%, 8/1/16	480,000	525,185
Bank of America Corp., 3.875%, 3/22/17	170,000	169,725
Bank of America Corp., 5.75%, 12/1/17	150,000	159,221
Citigroup, Inc., 6.01%, 1/15/15	520,000	563,070
Citigroup, Inc., 4.75%, 5/19/15	70,000	73,594
Citigroup, Inc., 4.45%, 1/10/17	100,000	104,548
Citigroup, Inc., 6.125%, 5/15/18	660,000	733,354
Deutsche Bank AG (London), 3.875%, 8/18/14	190,000	199,040
General Electric Capital Corp., 3.75%, 11/14/14	200,000	211,711
General Electric Capital Corp., 2.25%, 11/9/15	200,000	204,822
General Electric Capital Corp., 5.625%, 9/15/17	450,000	517,493
General Electric Capital Corp., 4.375%, 9/16/20	320,000	343,321
General Electric Capital Corp., 5.30%, 2/11/21	80,000	88,198
General Electric Capital Corp., MTN, 2.30%, 4/27/17	250,000	250,574
General Electric Capital Corp., MTN, 6.00%, 8/7/19	350,000	414,074
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	40,000	39,972
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	465,000	467,813

	Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$360,000	$376,386
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	100,000	101,846
HSBC Holdings plc, 5.10%, 4/5/21	120,000	132,300
HSBC Holdings plc, 6.80%, 6/1/38	80,000	90,542
JPMorgan Chase & Co., 3.45%, 3/1/16	190,000	199,090
JPMorgan Chase & Co., 6.00%, 1/15/18	840,000	971,514
Morgan Stanley, 6.625%, 4/1/18	410,000	428,968
Morgan Stanley, 5.625%, 9/23/19	150,000	148,359
UBS AG (Stamford Branch), 2.25%, 8/12/13	70,000	70,450
UBS AG (Stamford Branch), 5.875%, 12/20/17	380,000	421,623
		8,302,964
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 6.80%, 5/15/36	350,000	440,294
AT&T, Inc., 6.55%, 2/15/39	470,000	583,958
British Telecommunications plc, 5.95%, 1/15/18	270,000	315,577
CenturyLink, Inc., 6.15%, 9/15/19	140,000	146,319
CenturyLink, Inc., 5.80%, 3/15/22	120,000	119,118
CenturyLink, Inc., Series P, 7.60%, 9/15/39	60,000	57,075
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	50,000	49,679
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	253,651
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	31,575
Telefonica Emisiones SAU, 5.88%, 7/15/19	220,000	217,177
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	94,092
Verizon Communications, Inc., 8.75%, 11/1/18	100,000	136,741
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	104,796
Verizon Communications, Inc., 7.35%, 4/1/39	160,000	219,995
Windstream Corp., 7.875%, 11/1/17	60,000	66,600
		2,836,647
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	$200,000	$228,250
Jabil Circuit, Inc., 5.625%, 12/15/20	80,000	84,400
		312,650
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	126,235
Noble Holding International Ltd., 3.95%, 3/15/22	50,000	50,863
Transocean, Inc., 6.50%, 11/15/20	100,000	114,973
Transocean, Inc., 6.375%, 12/15/21	50,000	58,623
Weatherford International Ltd., 9.625%, 3/1/19	150,000	198,611
		549,305
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 6.60%, 3/15/19	350,000	435,068
Kroger Co. (The), 6.40%, 8/15/17	200,000	242,329
Safeway, Inc., 4.75%, 12/1/21	70,000	70,115
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	580,970
Wal-Mart Stores, Inc., 6.20%, 4/15/38	220,000	288,626
Wal-Mart Stores, Inc., 5.625%, 4/15/41	60,000	73,412
		1,690,520
FOOD PRODUCTS — 0.2%
General Mills, Inc., 3.15%, 12/15/21	130,000	132,349
Kellogg Co., 4.45%, 5/30/16	200,000	223,312
Kraft Foods, Inc., 6.125%, 2/1/18	110,000	132,575
Kraft Foods, Inc., 6.50%, 2/9/40	250,000	315,157
Mead Johnson Nutrition Co., 3.50%, 11/1/14	120,000	125,394
		928,787
GAS UTILITIES — 0.5%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	330,000	389,630
El Paso Corp., 7.25%, 6/1/18	150,000	172,328
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	140,000	161,436

	Shares/ Principal Amount	Value
Enbridge Energy Partners LP, 6.50%, 4/15/18	$130,000	$158,975
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	113,081
Enbridge Energy Partners LP, 5.50%, 9/15/40	80,000	86,895
Energy Transfer Partners LP, 6.50%, 2/1/42	90,000	95,612
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	160,812
Enterprise Products Operating LLC, 6.30%, 9/15/17	390,000	467,429
Enterprise Products Operating LLC, 5.95%, 2/1/41	125,000	143,163
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	200,000	242,134
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	146,816
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	180,497
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	60,000	64,351
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	70,000	92,431
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	270,000	271,799
Williams Partners LP, 4.125%, 11/15/20	200,000	209,181
		3,156,570
HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13	170,000	171,919
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 2.65%, 2/15/17(3)	400,000	407,555
Express Scripts, Inc., 7.25%, 6/15/19	360,000	450,871
Medco Health Solutions, Inc., 7.25%, 8/15/13	270,000	292,416
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	182,000
WellPoint, Inc., 5.80%, 8/15/40	60,000	72,493
		1,405,335
HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald’s Corp., 5.35%, 3/1/18	370,000	445,281
Wyndham Worldwide Corp., 6.00%, 12/1/16	1,000	1,123
Wyndham Worldwide Corp., 2.95%, 3/1/17	$110,000	$110,042
		556,446
HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	110,118
HOUSEHOLD PRODUCTS†
Jarden Corp., 8.00%, 5/1/16	230,000	252,856
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	80,000	79,300
General Electric Co., 5.25%, 12/6/17	230,000	268,679
		347,979
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	192,077
Allstate Corp. (The), 5.20%, 1/15/42	90,000	97,737
American International Group, Inc., 3.65%, 1/15/14	70,000	71,539
American International Group, Inc., 5.85%, 1/16/18	380,000	418,843
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	120,000	131,908
CNA Financial Corp., 5.875%, 8/15/20	60,000	65,656
CNA Financial Corp., 5.75%, 8/15/21	50,000	54,784
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(3)	250,000	272,500
Genworth Financial, Inc., 7.20%, 2/15/21	70,000	67,341
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	180,000	186,842
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	110,000	121,408
International Lease Finance Corp., 5.75%, 5/15/16	80,000	81,432
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	93,000	94,161
Lincoln National Corp., 6.25%, 2/15/20	160,000	183,310
MetLife, Inc., 6.75%, 6/1/16	150,000	178,147
Prudential Financial, Inc., 7.375%, 6/15/19	100,000	124,590
Prudential Financial, Inc., 5.375%, 6/21/20	70,000	78,753
Prudential Financial, Inc., 5.625%, 5/12/41	70,000	73,436
		2,494,464

	Shares/ Principal Amount	Value
INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16	$120,000	$125,723
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(3)	100,000	100,500
International Business Machines Corp., 1.95%, 7/22/16	410,000	423,623
		524,123
MACHINERY†
Deere & Co., 5.375%, 10/16/29	200,000	247,712
MEDIA — 0.9%
Comcast Corp., 5.90%, 3/15/16	339,000	393,562
Comcast Corp., 6.50%, 11/15/35	90,000	109,951
Comcast Corp., 6.40%, 5/15/38	290,000	352,518
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	155,000	168,010
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	190,000	201,145
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	330,000	361,312
Discovery Communications LLC, 5.625%, 8/15/19	90,000	105,813
DISH DBS Corp., 6.75%, 6/1/21	170,000	187,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	300,000	343,125
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	140,000	140,128
Lamar Media Corp., 9.75%, 4/1/14	150,000	170,438
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	103,673
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	414,741
News America, Inc., 4.50%, 2/15/21	40,000	43,258
News America, Inc., 6.90%, 8/15/39	150,000	177,277
Omnicom Group, Inc., 3.625%, 5/1/22	120,000	120,268
Qwest Corp., 7.50%, 10/1/14	200,000	226,000
SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	86,385
Time Warner Cable, Inc., 6.75%, 7/1/18	$180,000	$219,959
Time Warner Cable, Inc., 4.00%, 9/1/21	80,000	83,170
Time Warner, Inc., 3.15%, 7/15/15	140,000	148,303
Time Warner, Inc., 7.70%, 5/1/32	200,000	262,539
Viacom, Inc., 4.375%, 9/15/14	150,000	161,674
Viacom, Inc., 4.50%, 3/1/21	230,000	253,795
Virgin Media Secured Finance plc, 6.50%, 1/15/18	320,000	350,400
		5,184,444
METALS AND MINING — 0.3%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	180,000	188,610
ArcelorMittal, 9.85%, 6/1/19	120,000	145,175
ArcelorMittal, 5.25%, 8/5/20	120,000	118,583
Barrick North America Finance LLC, 4.40%, 5/30/21	130,000	140,201
Newmont Mining Corp., 3.50%, 3/15/22	100,000	99,600
Newmont Mining Corp., 6.25%, 10/1/39	120,000	138,446
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	80,000	83,115
Teck Resources Ltd., 5.375%, 10/1/15	70,000	77,257
Teck Resources Ltd., 3.15%, 1/15/17	110,000	114,285
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	350,281
Vale Overseas Ltd., 4.625%, 9/15/20	150,000	159,509
		1,615,062
MULTI-UTILITIES — 0.5%
Carolina Power & Light Co., 5.15%, 4/1/15	100,000	112,021
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	81,000	90,754
CMS Energy Corp., 4.25%, 9/30/15	160,000	166,820
CMS Energy Corp., 8.75%, 6/15/19	180,000	221,821
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	234,927
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	141,941
Duke Energy Corp., 6.30%, 2/1/14	100,000	109,348

	Shares/ Principal Amount	Value
Duke Energy Corp., 3.95%, 9/15/14	$130,000	$139,146
Edison International, 3.75%, 9/15/17	130,000	138,171
Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	169,144
FirstEnergy Solutions Corp., 6.05%, 8/15/21	300,000	339,863
Florida Power Corp., 6.35%, 9/15/37	230,000	305,741
Ipalco Enterprises, Inc., 5.00%, 5/1/18	50,000	50,000
Nisource Finance Corp., 4.45%, 12/1/21	70,000	74,065
Pacific Gas & Electric Co., 5.80%, 3/1/37	80,000	96,920
Pacific Gas & Electric Co., 4.45%, 4/15/42	50,000	50,984
PG&E Corp., 5.75%, 4/1/14	60,000	65,277
Progress Energy, Inc., 3.15%, 4/1/22	90,000	90,011
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	56,227
Sempra Energy, 8.90%, 11/15/13	170,000	189,725
Sempra Energy, 6.50%, 6/1/16	200,000	238,176
Southern California Edison Co., 5.625%, 2/1/36	60,000	74,619
Southern Power Co., 5.15%, 9/15/41	40,000	43,373
		3,199,074
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	80,000	83,529
OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16	50,000	57,852
Anadarko Petroleum Corp., 6.45%, 9/15/36	150,000	178,243
Apache Corp., 4.75%, 4/15/43	210,000	224,390
Arch Western Finance LLC, 6.75%, 7/1/13	47,000	47,118
BP Capital Markets plc, 3.20%, 3/11/16	120,000	127,934
BP Capital Markets plc, 2.25%, 11/1/16	180,000	185,347
BP Capital Markets plc, 4.50%, 10/1/20	100,000	111,248
Cenovus Energy, Inc., 4.50%, 9/15/14	140,000	151,373
Chesapeake Energy Corp., 7.625%, 7/15/13	$100,000	$104,500
ConocoPhillips, 5.75%, 2/1/19	240,000	296,035
ConocoPhillips Holding Co., 6.95%, 4/15/29	70,000	95,429
Devon Energy Corp., 5.60%, 7/15/41	180,000	207,181
EOG Resources, Inc., 5.625%, 6/1/19	150,000	179,930
Hess Corp., 6.00%, 1/15/40	110,000	123,847
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	220,431
Marathon Petroleum Corp., 5.125%, 3/1/21	110,000	122,163
Newfield Exploration Co., 6.875%, 2/1/20	200,000	213,500
Nexen, Inc., 5.875%, 3/10/35	130,000	136,427
Noble Energy, Inc., 4.15%, 12/15/21	190,000	199,047
Peabody Energy Corp., 7.375%, 11/1/16	40,000	44,500
Peabody Energy Corp., 6.50%, 9/15/20	70,000	72,275
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	59,125
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	224,119
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	340,942
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	138,300
Phillips 66, 4.30%, 4/1/22(3)	120,000	125,333
Shell International Finance BV, 6.375%, 12/15/38	50,000	68,402
Suncor Energy, Inc., 6.10%, 6/1/18	174,000	208,993
Suncor Energy, Inc., 6.85%, 6/1/39	70,000	90,951
Talisman Energy, Inc., 7.75%, 6/1/19	170,000	211,347
		4,566,282
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	270,000	308,096
International Paper Co., 4.75%, 2/15/22	140,000	149,650
International Paper Co., 6.00%, 11/15/41	70,000	75,774
		533,520

	Shares/ Principal Amount	Value
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40	$70,000	$82,725
AstraZeneca plc, 5.40%, 9/15/12	295,000	300,434
AstraZeneca plc, 5.90%, 9/15/17	200,000	240,730
Roche Holdings, Inc., 6.00%, 3/1/19(3)	350,000	435,435
Roche Holdings, Inc., 7.00%, 3/1/39(3)	160,000	227,645
Sanofi, 4.00%, 3/29/21	95,000	105,527
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	260,000	278,300
		1,670,796
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.625%, 4/1/15	230,000	245,285
American Tower Corp., 4.70%, 3/15/22	170,000	174,750
Developers Diversified Realty Corp., 5.375%, 10/15/12	70,000	70,608
Developers Diversified Realty Corp., 4.75%, 4/15/18	290,000	300,772
HCP, Inc., 3.75%, 2/1/16	160,000	167,213
Simon Property Group LP, 5.75%, 12/1/15	140,000	158,077
UDR, Inc., 4.25%, 6/1/18	110,000	117,013
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	195,000	200,915
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	101,788
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	60,000	61,935
WEA Finance LLC, 4.625%, 5/10/21(3)	210,000	217,952
		1,816,308
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	160,000	183,633
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	186,416
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	64,464
CSX Corp., 4.25%, 6/1/21	$110,000	$119,777
CSX Corp., 4.75%, 5/30/42	110,000	110,658
Union Pacific Corp., 4.75%, 9/15/41	150,000	160,524
		641,839
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	254,000	294,235
Oracle Corp., 6.125%, 7/8/39	240,000	307,872
Oracle Corp., 5.375%, 7/15/40	205,000	242,978
		845,085
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	200,000	246,559
Lowe’s Cos., Inc., 1.625%, 4/15/17	100,000	100,159
Lowe’s Cos., Inc., 4.65%, 4/15/42	100,000	101,581
		448,299
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	120,000	124,215
Hanesbrands, Inc., 6.375%, 12/15/20	100,000	103,750
Ltd. Brands, Inc., 6.90%, 7/15/17	100,000	112,375
		340,340
TOBACCO†
Altria Group, Inc., 9.25%, 8/6/19	50,000	68,291
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	198,958
		267,249
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	100,000	146,265
America Movil SAB de CV, 5.00%, 3/30/20	110,000	124,752
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	330,000	454,877
Vodafone Group plc, 5.625%, 2/27/17	110,000	129,376
		855,270
TOTAL CORPORATE BONDS (Cost $54,906,971)		59,412,322

	Shares/ Principal Amount	Value
Commercial Mortgage-Backed Securities(2) — 1.8%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	$400,000	$420,507
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	326,869	331,875
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 5/1/12	350,000	391,250
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 5/1/12	300,000	322,452
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	244,910
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 5/1/12	180,787	186,053
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 5/1/12	575,000	613,540
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 5/15/12(3)	340,080	306,290
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 5/1/12	200,000	199,964
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 5/1/12	480,000	518,569
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 5/1/12	158,000	164,004
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 5/1/12	600,000	647,835
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	345,000	368,105
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	$850,000	$926,131
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	400,000	420,341
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,053,062
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 5/11/12	300,000	322,234
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 5/11/12	125,000	128,047
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	150,000	149,147
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 5/11/12	400,000	426,901
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 5/11/12	425,000	458,137
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	52,332	52,994
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	600,000	646,380
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	90,156	91,327
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,100,000	1,177,008
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 5/1/12	533,153	536,202
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,963,565)		11,103,265

	Shares/ Principal Amount	Value
U.S. Government Agency Securities — 1.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FHLMC, 1.25%, 5/12/17	$2,400,000	$2,419,493
FHLMC, 1.75%, 5/30/19	1,200,000	1,209,579
FHLMC, 2.375%, 1/13/22	990,000	997,439
		4,626,511
GOVERNMENT-BACKED CORPORATE BONDS(4) — 0.6%
Ally Financial, Inc., 1.75%, 10/30/12	2,000,000	2,015,968
Citigroup Funding, Inc., 1.875%, 11/15/12	1,800,000	1,816,189
		3,832,157
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,369,760)		8,458,668
Collateralized Mortgage Obligations(2) — 1.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	194,185	200,103
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	582,654	363,366
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	140,483	144,267
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	184,568	182,666
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 5/1/12	335,491	316,763
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	126,077	127,019
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.65%, 5/1/12	485,579	445,764
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.72%, 5/1/12	600,000	583,326
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	$243,635	$254,986
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 5/1/12	294,837	308,156
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 5/1/12	390,800	394,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	333,860	351,645
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	194,179	200,358
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	359,462	347,659
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	118,579	118,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 5/1/12	162,089	164,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.70%, 5/1/12	28,056	27,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	415,521	413,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	383,327	377,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	298,596	299,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 5/1/12	264,012	267,086
		5,888,133

	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 77, Class H, 8.50%, 9/15/20	$81,772	$91,416
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,039,490	1,150,292
		1,241,708
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,187,617)		7,129,841
Municipal Securities — 0.6%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	54,530
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	99,206
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	135,000	182,960
California GO, (Building Bonds), 7.30%, 10/1/39	110,000	142,380
California GO, (Building Bonds), 7.60%, 11/1/40	30,000	40,142
Illinois GO, 5.88%, 3/1/19	240,000	269,549
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	300,000	285,477
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	55,000	59,352
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	200,000	259,354
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	73,535
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	134,058
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	77,327
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	158,829
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	$200,000	$291,272
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	133,410
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	123,173
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	100,000	105,656
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	124,199
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	87,864
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	55,762
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	255,988
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	250,354
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	110,492
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	155,000	187,860
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	146,040
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	64,189
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	170,000	205,559
TOTAL MUNICIPAL SECURITIES (Cost $3,323,266)		3,978,517

	Shares/ Principal Amount	Value
Sovereign Governments and Agencies — 0.6%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	$690,000	$835,590
Brazilian Government International Bond, 4.875%, 1/22/21	40,000	46,120
Brazilian Government International Bond, 5.625%, 1/7/41	130,000	155,350
		1,037,060
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	145,000	208,221
Province of Ontario Canada, 5.45%, 4/27/16	150,000	174,597
Province of Ontario Canada, 1.60%, 9/21/16	110,000	111,397
		494,215
CHILE†
Chile Government International Bond, 3.25%, 9/14/21	100,000	104,500
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	100,000	111,000
ITALY†
Republic of Italy, 6.875%, 9/27/23	80,000	82,208
MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17	90,000	105,525
United Mexican States, 5.95%, 3/19/19	420,000	513,870
United Mexican States, 5.125%, 1/15/20	$330,000	$387,420
United Mexican States, 6.05%, 1/11/40	120,000	150,300
United Mexican States, MTN, 4.75%, 3/8/44	100,000	103,050
		1,260,165
PERU†
Republic of Peru, 6.55%, 3/14/37	70,000	92,295
Republic of Peru, 5.625%, 11/18/50	120,000	139,500
		231,795
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	140,000	151,690
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	166,822
Korea Development Bank, 3.25%, 3/9/16	130,000	132,549
Korea Development Bank, 4.00%, 9/9/16	110,000	115,706
		415,077
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,501,676)		3,887,710
Temporary Cash Investments — 2.6%
SSgA U.S. Government Money Market Fund (Cost $15,490,222)	15,490,222	15,490,222
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $524,424,027)		610,721,348
OTHER ASSETS AND LIABILITIES — (1.1)%		(6,855,169)
TOTAL NET ASSETS — 100.0%		$603,866,179

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX	$4,400,000	Buy	1.00%	6/20/16	$(5,086)	$(26,109)	$(31,195)
North America Investment Grade 16 Index

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes
FDIC = Federal Deposit Insurance Corporation
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,241,683, which represented 0.7% of total net assets.

(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.
The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $524,424,027)	$610,721,348
Receivable for investments sold	12,301,988
Receivable for capital shares sold	387,833
Dividends and interest receivable	1,970,483
625,381,652

Liabilities
Payable for investments purchased	20,488,314
Payable for capital shares redeemed	557,950
Swap agreements, at value (including net premiums paid (received) of $(5,086))	31,195
Accrued management fees	438,014
21,515,473

Net Assets	$603,866,179

Net Assets Consist of:
Capital (par value and paid-in surplus)	$519,742,539
Undistributed net investment income	979,360
Accumulated net realized loss	(3,126,764)
Net unrealized appreciation	86,271,044
$603,866,179

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$583,192,097	33,904,416	$17.20
Institutional Class, $0.01 Par Value	$20,674,082	1,201,649	$17.20

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7,033)	$3,902,162
Interest	3,837,660
7,739,822

Expenses:
Management fees	2,484,333
Directors’ fees and expenses	8,524
2,492,857

Net investment income (loss)	5,246,965

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment and foreign currency transactions	13,276,688
Swap agreement transactions	(21,241)
13,255,447

Change in net unrealized appreciation (depreciation) on:
Investments and translation of assets and liabilities in foreign currencies	28,675,077
Swap agreements	(57,547)
28,617,530

Net realized and unrealized gain (loss)	41,872,977

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,119,942

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$5,246,965	$9,458,465
Net realized gain (loss)	13,255,447	31,035,682
Change in net unrealized appreciation (depreciation)	28,617,530	93,208
Net increase (decrease) in net assets resulting from operations	47,119,942	40,587,355

Distributions to Shareholders
From net investment income:
Investor Class	(5,071,748)	(9,350,204)
Institutional Class	(150,751)	(194,380)
Decrease in net assets from distributions	(5,222,499)	(9,544,584)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	40,403,107	(3,081,008)

Net increase (decrease) in net assets	82,300,550	27,961,763

Net Assets
Beginning of period	521,565,629	493,603,866
End of period	$603,866,179	$521,565,629

Undistributed net investment income	$979,360	$954,894

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income. The fund pursues its objectives by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.900% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 0.90% for the Investor Class and 0.70% for the Institutional Class.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2012 totaled $258,129,660, of which $87,976,298 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 totaled $215,886,337, of which $46,229,821 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	3,994,828	$66,279,596	3,223,460	$50,423,973
Issued in reinvestment of distributions	300,289	4,944,183	582,740	9,098,277
Redeemed	(2,455,809)	(40,605,752)	(4,172,359)	(65,140,298)
	1,839,308	30,618,027	(366,159)	(5,618,048)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	732,157	12,136,201	1,093,989	17,073,594
Issued in reinvestment of distributions	9,088	150,751	12,431	194,380
Redeemed	(149,459)	(2,501,872)	(931,815)	(14,730,934)
	591,786	9,785,080	174,605	2,537,040
Net increase (decrease)	2,431,094	$40,403,107	(191,554)	$(3,081,008)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$328,413,379	—	—
Foreign Common Stocks	30,792,425	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$77,069,435	—
U.S. Treasury Securities	—	64,985,564	—
Corporate Bonds	—	59,412,322	—
Commercial Mortgage-Backed Securities	—	11,103,265	—
U.S. Government Agency Securities	—	8,458,668	—
Collateralized Mortgage Obligations	—	7,129,841	—
Municipal Securities	—	3,978,517	—
Sovereign Governments and Agencies	—	3,887,710	—
Temporary Cash Investments	15,490,222	—	—
Total Value of Investment Securities	$374,696,026	$236,025,322	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(26,109)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of credit risk derivative instruments as of April 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $31,195 in swap agreements. For the six months ended April 30, 2012, the effect of credit risk derivative instruments on the Statement of Operations was $(21,241) in net realized gain (loss) on swap agreement transactions and $(57,547) in change in net unrealized appreciation (depreciation) on swap agreements.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$528,967,471
Gross tax appreciation of investments	$84,736,798
Gross tax depreciation of investments	(2,982,921)
Net tax appreciation (depreciation) of investments	$81,753,877

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(10,894,148), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$15.96	0.15	1.25	1.40	(0.16)	—	(0.16)	$17.20	8.79%	0.90%(4)	1.89%(4)	39%	$583,192
2011	$15.02	0.29	0.94	1.23	(0.29)	—	(0.29)	$15.96	8.26%	0.90%	1.84%	87%	$511,829
2010	$13.58	0.27	1.44	1.71	(0.27)	—	(0.27)	$15.02	12.70%	0.91%	1.85%	69%	$487,066
2009	$12.66	0.28	0.93	1.21	(0.29)	—	(0.29)	$13.58	9.81%	0.90%	2.21%	110%	$459,183
2008	$17.47	0.37	(3.69)	(3.32)	(0.37)	(1.12)	(1.49)	$12.66	(20.52)%	0.90%	2.42%	153%	$439,969
2007	$17.03	0.35	1.11	1.46	(0.36)	(0.66)	(1.02)	$17.47	8.92%	0.90%	2.08%	161%	$636,276
Institutional Class
2012(3)	$15.96	0.17	1.24	1.41	(0.17)	—	(0.17)	$17.20	8.89%	0.70%(4)	2.09%(4)	39%	$20,674
2011	$15.02	0.32	0.94	1.26	(0.32)	—	(0.32)	$15.96	8.48%	0.70%	2.04%	87%	$9,736
2010	$13.59	0.29	1.44	1.73	(0.30)	—	(0.30)	$15.02	12.84%	0.71%	2.05%	69%	$6,538
2009	$12.66	0.30	0.94	1.24	(0.31)	—	(0.31)	$13.59	10.11%	0.70%	2.41%	110%	$6,249
2008	$17.47	0.39	(3.68)	(3.29)	(0.40)	(1.12)	(1.52)	$12.66	(20.37)%	0.70%	2.62%	153%	$5,927
2007	$17.04	0.39	1.09	1.48	(0.39)	(0.66)	(1.05)	$17.47	9.07%	0.70%	2.28%	161%	$1,338

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75356   1206

SEMIANNUAL REPORT                     APRIL 30, 2012

Focused Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	AFSIX	15.60%	6.08%	3.68%	5.44%	2/28/05
Russell 1000 Growth Index	—	14.13%	7.26%	4.11%	6.04%	—
Institutional Class	AFGNX	15.73%	6.29%	—	2.87%	9/28/07
A Class No sales charge* With sales charge*	AFGAX	15.44% 8.82%	5.74% -0.33%	— —	2.40% 1.09%	9/28/07
C Class No sales charge* With sales charge*	AFGCX	15.02% 14.02%	4.94% 4.94%	— —	1.64% 1.64%	9/28/07
R Class	AFGRX	15.30%	5.49%	—	2.14%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	8.3%
Coca-Cola Co. (The)	4.2%
Schlumberger Ltd.	3.7%
Abbott Laboratories	3.6%
Home Depot, Inc. (The)	3.4%
MasterCard, Inc., Class A	3.4%
EMC Corp.	3.4%
QUALCOMM, Inc.	3.2%
Accenture plc, Class A	3.1%
Crown Castle International Corp.	3.1%

Top Five Industries	% of net assets
Computers and Peripherals	11.6%
IT Services	6.6%
Communications Equipment	5.8%
Semiconductors and Semiconductor Equipment	4.6%
Oil, Gas and Consumable Fuels	4.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.8%
Foreign Common Stocks**	7.3%
Exchange-Traded Funds	1.2%
Total Equity Exposure	98.3%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	—*
*	Category is less than 0.05% of total net assets.
**	Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,156.00	$5.36	1.00%
Institutional Class	$1,000	$1,157.30	$4.29	0.80%
A Class	$1,000	$1,154.40	$6.70	1.25%
C Class	$1,000	$1,150.20	$10.69	2.00%
R Class	$1,000	$1,153.00	$8.03	1.50%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
Institutional Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 97.1%
AEROSPACE AND DEFENSE — 3.1%
Honeywell International, Inc.	2,627	$159,354
Textron, Inc.	7,202	191,861
United Technologies Corp.	2,268	185,160
		536,375
AIR FREIGHT AND LOGISTICS — 2.5%
United Parcel Service, Inc., Class B	5,454	426,176
AUTO COMPONENTS — 2.5%
BorgWarner, Inc.(1)	5,560	439,462
AUTOMOBILES — 1.4%
Harley-Davidson, Inc.	4,693	245,585
BEVERAGES — 4.2%
Coca-Cola Co. (The)	9,640	735,725
BIOTECHNOLOGY — 0.9%
Alexion Pharmaceuticals, Inc.(1)	1,778	160,589
CAPITAL MARKETS — 1.8%
BlackRock, Inc.	1,652	316,490
CHEMICALS — 2.6%
E.I. du Pont de Nemours & Co.	7,883	421,425
Rockwood Holdings, Inc.(1)	408	22,579
		444,004
COMMERCIAL BANKS — 0.1%
Wells Fargo & Co.	460	15,378
COMMUNICATIONS EQUIPMENT — 5.8%
Cisco Systems, Inc.	22,473	452,831
QUALCOMM, Inc.	8,822	563,196
		1,016,027
COMPUTERS AND PERIPHERALS — 11.6%
Apple, Inc.(1)	2,461	1,437,815
EMC Corp.(1)	20,735	584,934
		2,022,749
ELECTRICAL EQUIPMENT — 2.2%
Rockwell Automation, Inc.	4,953	383,065
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.1%
Jabil Circuit, Inc.	15,258	357,800
ENERGY EQUIPMENT AND SERVICES — 3.7%
Schlumberger Ltd.	8,704	645,314
FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp.	2,199	98,119
FOOD PRODUCTS — 1.6%
Hershey Co. (The)	2,071	138,778
Kellogg Co.	2,646	133,808
		272,586
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Covidien plc	5,816	$321,218
Edwards Lifesciences Corp.(1)	865	71,769
		392,987
HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Express Scripts Holding Co.(1)	8,433	470,477
HOTELS, RESTAURANTS AND LEISURE — 2.9%
Chipotle Mexican Grill, Inc.(1)	203	84,072
Marriott International, Inc. Class A	3,204	125,244
Starbucks Corp.	5,170	296,655
		505,971
HOUSEHOLD DURABLES — 0.1%
Tempur-Pedic International, Inc.(1)	375	22,065
HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive Co.	3,924	388,241
INTERNET SOFTWARE AND SERVICES — 0.8%
Google, Inc., Class A(1)	216	130,730
IT SERVICES — 6.6%
Accenture plc, Class A	8,388	544,801
MasterCard, Inc., Class A	1,313	593,830
		1,138,631
MACHINERY — 1.8%
Cummins, Inc.	1,226	142,007
Illinois Tool Works, Inc.	2,934	168,353
		310,360
MEDIA — 2.3%
CBS Corp., Class B	7,601	253,493
Time Warner Cable, Inc.	1,893	152,292
		405,785
METALS AND MINING — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	2,361	90,426
MULTILINE RETAIL — 2.4%
Macy’s, Inc.	10,031	411,472
OIL, GAS AND CONSUMABLE FUELS — 4.4%
Exxon Mobil Corp.	2,687	231,995
Noble Energy, Inc.	352	34,961
Occidental Petroleum Corp.	5,540	505,359
		772,315
PHARMACEUTICALS — 3.8%
Abbott Laboratories	10,052	623,827
Johnson & Johnson	630	41,007
		664,834

8

	Shares	Value
ROAD AND RAIL — 1.6%
Union Pacific Corp.	2,488	$279,751
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.6%
Broadcom Corp., Class A(1)	739	27,047
Linear Technology Corp.	11,358	371,520
Xilinx, Inc.	11,223	408,293
		806,860
SOFTWARE — 4.0%
Check Point Software Technologies Ltd.(1)	6,970	405,166
Microsoft Corp.	8,929	285,907
		691,073
SPECIALTY RETAIL — 4.3%
Home Depot, Inc. (The)	11,522	596,724
O’Reilly Automotive, Inc.(1)	1,506	158,823
		755,547
WIRELESS TELECOMMUNICATION SERVICES — 3.1%
Crown Castle International Corp.(1)	9,398	532,021
TOTAL COMMON STOCKS (Cost $12,329,741)		16,884,990
Exchange-Traded Funds — 1.2%
iShares Russell 1000 Growth Index Fund (Cost $210,849)	3,252	214,632

Value
Temporary Cash Investments — 1.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% – 2.375%, 2/28/15 – 10/31/15, valued at $121,231), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $118,858)	$118,858
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $75,731), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $74,286)	74,286
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $99,383), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $97,358)	97,358
TOTAL TEMPORARY CASH INVESTMENTS (Cost $290,502)	290,502
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,831,092)	17,390,124
OTHER ASSETS AND LIABILITIES†	6,289
TOTAL NET ASSETS — 100.0%	$17,396,413

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $12,831,092)	$17,390,124
Receivable for capital shares sold	4,998
Dividends and interest receivable	16,225
17,411,347

Liabilities
Accrued management fees	14,254
Distribution and service fees payable	680
14,934

Net Assets	$17,396,413

Net Assets Consist of:
Capital (par value and paid-in surplus)	$13,907,256
Undistributed net investment income	21,644
Accumulated net realized loss	(1,091,519)
Net unrealized appreciation	4,559,032
$17,396,413

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$15,495,484	1,259,853	$12.30
Institutional Class, $0.01 Par Value	$28,461	2,316	$12.29
A Class, $0.01 Par Value	$1,014,014	82,477	$12.29	*
C Class, $0.01 Par Value	$302,916	25,034	$12.10
R Class, $0.01 Par Value	$555,538	45,259	$12.27
*	Maximum offering price $13.04 (net asset value divided by 0.9425).

 See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$143,020
Interest	75
143,095

Expenses:
Management fees	83,150
Distribution and service fees:
A Class	1,272
C Class	1,621
R Class	1,279
Directors’ fees and expenses	293
87,615

Net investment income (loss)	55,480

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment and foreign currency transactions	424,141
Change in net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,960,859

Net realized and unrealized gain (loss)	2,385,000

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,440,480

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$55,480	$86,095
Net realized gain (loss)	424,141	510,907
Change in net unrealized appreciation (depreciation)	1,960,859	(87,497)
Net increase (decrease) in net assets resulting from operations	2,440,480	509,505

Distributions to Shareholders
From net investment income:
Investor Class	(78,796)	(72,511)
Institutional Class	(183)	(180)
A Class	(3,082)	(1,550)
R Class	(358)	(89)
Decrease in net assets from distributions	(82,419)	(74,330)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(1,188,350)	2,319,045

Net increase (decrease) in net assets	1,169,711	2,754,220

Net Assets
Beginning of period	16,226,702	13,472,482
End of period	$17,396,413	$16,226,702

Undistributed net investment income	$21,644	$48,583

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of larger-sized companies that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $4,000,788 and $5,178,635, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	47,269	$541,111	499,144	$5,526,676
Issued in reinvestment of distributions	7,272	76,575	6,447	70,211
Redeemed	(134,709)	(1,546,916)	(418,174)	(4,547,799)
	(80,168)	(929,230)	87,417	1,049,088
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	17	183	17	180
A Class/Shares Authorized	10,000,000		10,000,000
Sold	449	4,993	288,494	3,258,421
Issued in reinvestment of distributions	272	2,868	141	1,540
Redeemed	(15,652)	(178,844)	(240,611)	(2,597,762)
	(14,931)	(170,983)	48,024	662,199
B Class/Shares Authorized	N/A		10,000,000
Redeemed			(5,355)	(55,166)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	1,714	19,017	32,076	362,261
Redeemed	(9,599)	(108,841)	(12,217)	(133,745)
	(7,885)	(89,824)	19,859	228,516
R Class/Shares Authorized	10,000,000		10,000,000
Sold	1,012	11,389	42,927	435,823
Issued in reinvestment of distributions	34	358	8	89
Redeemed	(879)	(10,243)	(170)	(1,684)
	167	1,504	42,765	434,228
Net increase (decrease)	(102,800)	$(1,188,350)	192,727	$2,319,045

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$15,613,805	—	—
Foreign Common Stocks	1,271,185	—	—
Exchange-Traded Funds	214,632	—	—
Temporary Cash Investments	—	$290,502	—
Total Value of Investment Securities	$17,099,622	$290,502	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,903,724
Gross tax appreciation of investments	$4,529,934
Gross tax depreciation of investments	(43,534)
Net tax appreciation (depreciation) of investments	$4,486,400

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(1,437,981), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.70	0.04	1.62	1.66	(0.06)	—	(0.06)	$12.30	15.60%	1.00%(4)	0.72%(4)	24%	$15,495
2011	$10.17	0.06	0.53	0.59	(0.06)	—	(0.06)	$10.70	5.76%	1.00%	0.54%	91%	$14,335
2010	$8.73	0.04	1.40	1.44	—(5)	—	—(5)	$10.17	16.54%	1.02%	0.38%	66%	$12,739
2009	$7.73	0.04	1.01	1.05	(0.05)	—	(0.05)	$8.73	13.77%	1.00%	0.50%	125%	$12,541
2008	$12.92	0.02	(3.74)	(3.72)	(0.01)	(1.46)	(1.47)	$7.73	(32.19)%	1.00%	0.22%	130%	$8,814
2007	$11.42	0.04	1.73	1.77	(0.04)	(0.23)	(0.27)	$12.92	15.78%	1.00%	0.33%	275%	$13,381
Institutional Class
2012(3)	$10.70	0.05	1.62	1.67	(0.08)	—	(0.08)	$12.29	15.73%	0.80%(4)	0.92%(4)	24%	$28
2011	$10.17	0.08	0.53	0.61	(0.08)	—	(0.08)	$10.70	5.98%	0.80%	0.74%	91%	$25
2010	$8.73	0.05	1.41	1.46	(0.02)	—	(0.02)	$10.17	16.77%	0.82%	0.58%	66%	$23
2009	$7.73	0.05	1.01	1.06	(0.06)	—	(0.06)	$8.73	14.00%	0.80%	0.70%	125%	$20
2008	$12.93	0.04	(3.75)	(3.71)	(0.03)	(1.46)	(1.49)	$7.73	(32.09)%	0.80%	0.42%	130%	$17
2007(6)	$12.59	—(5)	0.34	0.34	—	—	—	$12.93	2.70%	0.80%(4)	(0.40)%(4)	275%(7)	$26

18

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$10.68	0.03	1.61	1.64	(0.03)	—	(0.03)	$12.29	15.44%	1.25%(4)	0.47%(4)	24%	$1,014
2011	$10.15	0.04	0.52	0.56	(0.03)	—	(0.03)	$10.68	5.51%	1.25%	0.29%	91%	$1,040
2010	$8.74	0.01	1.40	1.41	—	—	—	$10.15	16.27%	1.27%	0.13%	66%	$501
2009	$7.73	0.02	1.02	1.04	(0.03)	—	(0.03)	$8.74	13.48%	1.25%	0.25%	125%	$373
2008	$12.92	—(5)	(3.75)	(3.75)	—	(1.44)	(1.44)	$7.73	(32.37)%	1.25%	(0.03)%	130%	$241
2007(6)	$12.59	(0.01)	0.34	0.33	—	—	—	$12.92	2.62%	1.25%(4)	(0.85)%(4)	275%(7)	$26
C Class
2012(3)	$10.52	(0.01)	1.59	1.58	—	—	—	$12.10	15.02%	2.00%(4)	(0.28)%(4)	24%	$303
2011	$10.05	(0.05)	0.52	0.47	—	—	—	$10.52	4.68%	2.00%	(0.46)%	91%	$346
2010	$8.71	(0.06)	1.40	1.34	—	—	—	$10.05	15.38%	2.02%	(0.62)%	66%	$131
2009	$7.73	(0.04)	1.02	0.98	—	—	—	$8.71	12.68%	2.00%	(0.50)%	125%	$90
2008	$12.91	(0.08)	(3.75)	(3.83)	—	(1.35)	(1.35)	$7.73	(32.87)%	2.00%	(0.78)%	130%	$73
2007(6)	$12.59	(0.02)	0.34	0.32	—	—	—	$12.91	2.54%	2.00%(4)	(1.52)%(4)	275%(7)	$76
R Class
2012(3)	$10.65	0.01	1.62	1.63	(0.01)	—	(0.01)	$12.27	15.30%	1.50%(4)	0.22%(4)	24%	$556
2011	$10.12	0.01	0.52	0.53	—(5)	—	—(5)	$10.65	5.26%	1.50%	0.04%	91%	$480
2010	$8.73	(0.01)	1.40	1.39	—	—	—	$10.12	15.92%	1.52%	(0.12)%	66%	$24
2009	$7.73	—(5)	1.02	1.02	(0.02)	—	(0.02)	$8.73	13.19%	1.50%	0.00%(8)	125%	$20
2008	$12.92	(0.02)	(3.76)	(3.78)	—	(1.41)	(1.41)	$7.73	(32.56)%	1.50%	(0.28)%	130%	$17
2007(6)	$12.59	(0.01)	0.34	0.33	—	—	—	$12.92	2.62%	1.50%(4)	(1.10)%(4)	275%(7)	$26

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)	September 28, 2007 (commencement of sale) through October 31, 2007.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
(8)	Ratio was less than 0.005%.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75361   1206

SEMIANNUAL REPORT                   APRIL 30, 2012

Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCGX	14.33%	5.68%	5.04%	5.24%	13.47%	6/30/71(2)
Russell 1000 Growth Index	—	14.13%	7.26%	4.11%	5.16%	N/A(3)	—
Institutional Class	TWGIX	14.42%	5.87%	5.25%	5.45%	5.55%	6/16/97
A Class(4) No Sales Charge* With Sales Charge*	TCRAX	14.17% 7.61%	5.39% -0.66%	4.78% 3.54%	4.98% 4.36%	5.44% 5.02%	6/4/97
C Class No Sales Charge* With Sales Charge*	TWRCX	13.73% 12.73%	4.60% 4.60%	— —	— —	13.46% 13.46%	3/1/10
R Class	AGWRX	14.06%	5.12%	4.52%	—	6.60%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.
(3)	Index data not available prior to 12/29/78.
(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.98%	0.78%	1.23%	1.98%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	7.4%
Microsoft Corp.	3.5%
Exxon Mobil Corp.	3.3%
Google, Inc., Class A	2.5%
Schlumberger Ltd.	2.5%
Coca-Cola Co. (The)	2.5%
International Business Machines Corp.	2.0%
Philip Morris International, Inc.	2.0%
EMC Corp.	1.8%
Abbott Laboratories	1.8%

Top Five Industries	% of net assets
Computers and Peripherals	10.2%
Oil, Gas and Consumable Fuels	7.0%
Software	6.8%
Beverages	4.8%
Aerospace and Defense	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.4)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,143.30	$5.17	0.97%
Institutional Class	$1,000	$1,144.20	$4.11	0.77%
A Class	$1,000	$1,141.70	$6.50	1.22%
C Class	$1,000	$1,137.30	$10.47	1.97%
R Class	$1,000	$1,140.60	$7.82	1.47%
Hypothetical
Investor Class	$1,000	$1,020.04	$4.87	0.97%
Institutional Class	$1,000	$1,021.03	$3.87	0.77%
A Class	$1,000	$1,018.80	$6.12	1.22%
C Class	$1,000	$1,015.07	$9.87	1.97%
R Class	$1,000	$1,017.55	$7.37	1.47%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AEROSPACE AND DEFENSE — 4.7%
Hexcel Corp.(1)	1,095,300	$29,989,314
Honeywell International, Inc.	2,340,000	141,944,400
Precision Castparts Corp.	348,600	61,482,582
Textron, Inc.	1,740,900	46,377,576
United Technologies Corp.	1,986,600	162,186,024
		441,979,896
AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	1,538,600	120,226,204
AUTO COMPONENTS — 1.7%
Autoliv, Inc.	1,007,700	63,223,098
BorgWarner, Inc.(1)	1,234,000	97,535,360
		160,758,458
AUTOMOBILES — 0.8%
Harley-Davidson, Inc.	1,360,800	71,210,664
BEVERAGES — 4.8%
Boston Beer Co., Inc., Class A(1)	119,221	12,317,914
Brown-Forman Corp., Class B	291,600	25,179,660
Coca-Cola Co. (The)	3,038,200	231,875,424
Monster Beverage Corp.(1)	277,000	17,993,920
PepsiCo, Inc.	2,421,600	159,825,600
		447,192,518
BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc.(1)	470,100	42,459,432
Cepheid, Inc.(1)	528,700	20,307,367
Gilead Sciences, Inc.(1)	1,192,000	61,995,920
Medivation, Inc.(1)	177,000	14,315,760
		139,078,479
CAPITAL MARKETS — 0.9%
BlackRock, Inc.	434,800	83,298,984
CHEMICALS — 2.1%
E.I. du Pont de Nemours & Co.	1,651,900	88,310,574
Monsanto Co.	811,600	61,827,688
Rockwood Holdings, Inc.(1)	849,800	47,027,932
		197,166,194
COMMERCIAL BANKS — 1.1%
Wells Fargo & Co.	3,207,800	107,236,754
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	4,801,100	96,742,165
F5 Networks, Inc.(1)	368,700	49,379,991
QUALCOMM, Inc.	2,470,200	157,697,568
		303,819,724
COMPUTERS AND PERIPHERALS — 10.2%
Apple, Inc.(1)	1,192,000	$696,414,080
Dell, Inc.(1)	3,004,300	49,180,391
EMC Corp.(1)	6,099,500	172,066,895
NetApp, Inc.(1)	1,066,400	41,408,312
		959,069,678
ELECTRICAL EQUIPMENT — 0.4%
Rockwell Automation, Inc.	486,100	37,594,974
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Jabil Circuit, Inc.	1,567,400	36,755,530
Trimble Navigation Ltd.(1)	443,900	24,032,746
		60,788,276
ENERGY EQUIPMENT AND SERVICES — 3.8%
Core Laboratories NV	314,500	43,080,210
Hornbeck Offshore Services, Inc.(1)	524,900	21,851,587
Oceaneering International, Inc.	1,152,500	59,503,575
Schlumberger Ltd.	3,129,600	232,028,544
		356,463,916
FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,029,200	90,744,564
CVS Caremark Corp.	1,580,600	70,526,372
Whole Foods Market, Inc.	594,900	49,418,343
		210,689,279
FOOD PRODUCTS — 1.5%
Hershey Co. (The)	1,038,000	69,556,380
Kellogg Co.	994,500	50,291,865
Mead Johnson Nutrition Co.	239,600	20,500,176
		140,348,421
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.7%
Cooper Cos., Inc. (The)	316,600	27,914,622
Covidien plc	1,297,500	71,660,925
DENTSPLY International, Inc.	474,900	19,499,394
Edwards Lifesciences Corp.(1)	474,300	39,352,671
Gen-Probe, Inc.(1)	247,800	20,208,090
Hill-Rom Holdings, Inc.	736,000	23,883,200
IDEXX Laboratories, Inc.(1)	244,100	21,463,713
Intuitive Surgical, Inc.(1)	75,300	43,538,460
ResMed, Inc.(1)	979,900	33,326,399
Zimmer Holdings, Inc.	737,600	46,417,168
		347,264,642
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Express Scripts Holding Co.(1)	1,784,200	99,540,518

8

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 4.2%
Chipotle Mexican Grill, Inc.(1)	83,000	$34,374,450
Marriott International, Inc. Class A	2,721,100	106,367,799
McDonald’s Corp.	1,216,700	118,567,415
Starbucks Corp.	2,350,200	134,854,476
		394,164,140
HOUSEHOLD DURABLES — 0.6%
Mohawk Industries, Inc.(1)	516,500	34,615,830
Tempur-Pedic International, Inc.(1)	431,300	25,377,692
		59,993,522
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	428,800	21,783,040
Colgate-Palmolive Co.	859,700	85,058,718
		106,841,758
INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	1,385,800	75,138,076
INSURANCE — 0.4%
Brown & Brown, Inc.	1,302,100	35,117,637
INTERNET AND CATALOG RETAIL — 1.7%
Amazon.com, Inc.(1)	709,600	164,556,240
INTERNET SOFTWARE AND SERVICES — 2.5%
Google, Inc., Class A(1)	387,900	234,768,717
IT SERVICES — 4.6%
Accenture plc, Class A	1,183,600	76,874,820
Automatic Data Processing, Inc.	1,317,200	73,262,664
International Business Machines Corp.	927,500	192,066,700
MasterCard, Inc., Class A	197,100	89,142,417
		431,346,601
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	1,367,900	57,698,022
MACHINERY — 2.8%
Cummins, Inc.	563,400	65,258,622
Deere & Co.	524,400	43,189,584
Illinois Tool Works, Inc.	1,849,400	106,118,572
Terex Corp.(1)	2,302,000	52,117,280
		266,684,058
MARINE — 0.3%
Kirby Corp.(1)	474,800	31,512,476
MEDIA — 2.2%
CBS Corp., Class B	1,690,200	56,368,170
Time Warner Cable, Inc.	1,286,500	103,498,925
Viacom, Inc., Class B	1,090,800	50,602,212
		210,469,307
METALS AND MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	2,123,800	$81,341,540
Nucor Corp.	1,050,600	41,194,026
		122,535,566
MULTILINE RETAIL — 1.6%
Dollar General Corp.(1)	1,092,300	51,840,558
JC Penney Co., Inc.	702,000	25,314,120
Macy’s, Inc.	1,891,500	77,589,330
		154,744,008
OIL, GAS AND CONSUMABLE FUELS — 7.0%
Devon Energy Corp.	896,000	62,585,600
EOG Resources, Inc.	776,200	85,234,522
Exxon Mobil Corp.	3,580,800	309,166,272
Noble Energy, Inc.	897,400	89,129,768
Occidental Petroleum Corp.	1,198,100	109,290,682
		655,406,844
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	793,400	51,848,690
PHARMACEUTICALS — 3.5%
Abbott Laboratories	2,680,500	166,351,830
Allergan, Inc.	547,200	52,531,200
Johnson & Johnson	1,650,800	107,450,572
		326,333,602
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Campus Communities, Inc.	638,500	28,381,325
AvalonBay Communities, Inc.	169,400	24,630,760
Simon Property Group, Inc.	315,600	49,107,360
		102,119,445
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)	1,845,600	34,715,736
ROAD AND RAIL — 0.7%
Union Pacific Corp.	562,600	63,258,744
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Avago Technologies Ltd.	777,200	26,797,856
Broadcom Corp., Class A(1)	1,545,900	56,579,940
Linear Technology Corp.	1,694,700	55,433,637
Marvell Technology Group Ltd.(1)	3,907,700	58,654,577
Xilinx, Inc.	2,044,600	74,382,548
		271,848,558

9

	Shares	Value
SOFTWARE — 6.8%
Cerner Corp.(1)	464,800	$37,690,632
Check Point Software Technologies Ltd.(1)	520,300	30,245,039
Citrix Systems, Inc.(1)	606,300	51,905,343
CommVault Systems, Inc.(1)	258,100	13,439,267
Fortinet, Inc.(1)	569,800	14,883,176
Microsoft Corp.	10,155,800	325,188,716
Oracle Corp.	4,142,100	121,736,319
QLIK Technologies, Inc.(1)	670,933	19,329,580
Red Hat, Inc.(1)	429,300	25,590,573
		640,008,645
SPECIALTY RETAIL — 2.3%
Home Depot, Inc. (The)	1,946,800	100,824,772
O’Reilly Automotive, Inc.(1)	540,700	57,022,222
Tractor Supply Co.	244,400	24,051,404
Urban Outfitters, Inc.(1)	1,149,800	33,298,208
		215,196,606
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Coach, Inc.	940,700	68,821,612
Lululemon Athletica, Inc.(1)	245,200	18,179,128
		87,000,740
TOBACCO — 2.0%
Philip Morris International, Inc.	2,063,600	184,712,836
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Crown Castle International Corp.(1)	1,896,400	107,355,204
TOTAL COMMON STOCKS (Cost $7,796,903,540)		9,369,103,357

	Principal Amount	Value
Temporary Cash Investments — 0.8%
FHLB, Discount Notes, 0.00%, 5/1/12(2)	$40,000,000	$40,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 2.375%, 2/28/15 - 10/31/15, valued at $15,356,362), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $15,055,814)		15,055,751
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $9,592,854), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $9,409,876)		9,409,845
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $12,588,878), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $12,332,426)		12,332,392
TOTAL TEMPORARY CASH INVESTMENTS (Cost $76,797,988)		76,797,988
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $7,873,701,528)		9,445,901,345
OTHER ASSETS AND LIABILITIES — (0.4)%		(40,815,216)
TOTAL NET ASSETS — 100.0%		$9,405,086,129

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank
(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,873,701,528)	$9,445,901,345
Receivable for investments sold	27,334,204
Receivable for capital shares sold	4,599,376
Dividends and interest receivable	5,139,591
9,482,974,516

Liabilities
Disbursements in excess of demand deposit cash	89,523
Payable for investments purchased	61,941,072
Payable for capital shares redeemed	8,677,191
Accrued management fees	6,974,920
Distribution and service fees payable	205,681
77,888,387

Net Assets	$9,405,086,129

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,615,272,521
Undistributed net investment income	22,138,978
Undistributed net realized gain	195,474,768
Net unrealized appreciation	1,572,199,862
$9,405,086,129

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$5,928,675,969	208,856,666	$28.39
Institutional Class, $0.01 Par Value	$2,619,070,619	91,459,724	$28.64
A Class, $0.01 Par Value	$731,184,008	26,178,475	$27.93	*
C Class, $0.01 Par Value	$16,058,817	573,356	$28.01
R Class, $0.01 Par Value	$110,096,716	3,963,731	$27.78
*	Maximum offering price $29.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $26,418)	$63,505,824
Interest	24,102
63,529,926

Expenses:
Management fees	40,065,812
Distribution and service fees:
A Class	853,064
C Class	76,011
R Class	228,624
Directors’ fees and expenses	146,501
Other expenses	360
41,370,372

Net investment income (loss)	22,159,554

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	202,012,573
Futures contract transactions	4,660,631
Foreign currency transactions	(41,270)
206,631,934

Change in net unrealized appreciation (depreciation) on:
Investments	976,784,659
Translation of assets and liabilities in foreign currencies	18,285
976,802,944

Net realized and unrealized gain (loss)	1,183,434,878

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,205,594,432

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$22,159,554	$45,354,297
Net realized gain (loss)	206,631,934	516,322,848
Change in net unrealized appreciation (depreciation)	976,802,944	(116,233,346)
Net increase (decrease) in net assets resulting from operations	1,205,594,432	445,443,799

Distributions to Shareholders
From net investment income:
Investor Class	(26,416,678)	(16,085,104)
Institutional Class	(14,792,971)	(6,371,247)
A Class	(1,716,972)	(354,453)
R Class	(11,579)	—
From net realized gains:
Investor Class	(188,116,335)	—
Institutional Class	(75,859,024)	—
A Class	(23,798,326)	—
C Class	(518,181)	—
R Class	(2,911,202)	—
Decrease in net assets from distributions	(334,141,268)	(22,810,804)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	352,805,794	1,815,608,193

Net increase (decrease) in net assets	1,224,258,958	2,238,241,188

Net Assets
Beginning of period	8,180,827,171	5,942,585,983
End of period	$9,405,086,129	$8,180,827,171

Undistributed net investment income	$22,138,978	$42,917,624

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of larger-sized companies that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 0.97% for the Investor Class, A Class, C Class and R Class and 0.77% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $2,654,307,773 and $2,522,331,250, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	18,563,025	$485,052,496	57,583,802	$1,507,849,223
Issued in reinvestment of distributions	8,543,449	208,801,900	592,046	15,180,062
Redeemed	(26,005,756)	(699,790,233)	(35,393,701)	(920,453,919)
	1,100,718	(5,935,837)	22,782,147	602,575,366
Institutional Class/Shares Authorized	250,000,000		250,000,000
Sold	17,149,104	452,913,557	47,037,732	1,238,818,648
Issued in reinvestment of distributions	3,536,090	87,129,253	238,680	6,165,100
Redeemed	(8,853,497)	(237,231,376)	(13,327,125)	(338,969,351)
	11,831,697	302,811,434	33,949,287	906,014,397
A Class/Shares Authorized	310,000,000		310,000,000
Sold	5,162,672	132,274,392	18,959,093	495,200,696
Issued in reinvestment of distributions	969,672	23,340,001	12,885	325,465
Redeemed	(4,652,046)	(120,795,026)	(9,913,957)	(255,065,676)
	1,480,298	34,819,367	9,058,021	240,460,485
C Class/Shares Authorized	20,000,000		20,000,000
Sold	61,041	1,580,320	422,812	11,102,799
Issued in reinvestment of distributions	14,143	342,255	—	—
Redeemed	(78,393)	(2,035,846)	(107,008)	(2,723,977)
	(3,209)	(113,271)	315,804	8,378,822
R Class/Shares Authorized	30,000,000		30,000,000
Sold	1,233,920	32,130,330	3,010,975	76,296,991
Issued in reinvestment of distributions	111,295	2,666,644	—	—
Redeemed	(528,394)	(13,572,873)	(729,423)	(18,117,868)
	816,821	21,224,101	2,281,552	58,179,123
Net increase (decrease)	15,226,325	$352,805,794	68,386,811	$1,815,608,193

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$9,369,103,357	—	—
Temporary Cash Investments	—	$76,797,988	—
Total Value of Investment Securities	$9,369,103,357	$76,797,988	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any equity price risk derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $4,660,631 in net realized gain (loss) on futures contract transactions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,886,633,457
Gross tax appreciation of investments	$1,627,495,587
Gross tax depreciation of investments	(68,227,699)
Net tax appreciation (depreciation) of investments	$1,559,267,888

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$25.88	0.06	3.49	3.55	(0.13)	(0.91)	(1.04)	$28.39	14.33%	0.97%(4)	0.48%(4)	29%	$5,928,676
2011	$24.00	0.16	1.81	1.97	(0.09)	—	(0.09)	$25.88	8.20%	0.98%	0.58%	79%	$5,377,431
2010	$20.28	0.10	3.68	3.78	(0.06)	—	(0.06)	$24.00	18.65%	1.00%	0.43%	86%	$4,440,152
2009	$17.69	0.09	2.58	2.67	(0.08)	—	(0.08)	$20.28	15.25%	1.00%	0.50%	114%	$3,372,274
2008	$26.78	0.04	(9.10)	(9.06)	(0.03)	—	(0.03)	$17.69	(33.86)%	1.00%	0.16%	129%	$2,617,302
2007	$21.99	0.04	4.76	4.80	(0.01)	—	(0.01)	$26.78	21.86%	1.00%	0.15%	112%	$4,132,570
Institutional Class
2012(3)	$26.13	0.09	3.51	3.60	(0.18)	(0.91)	(1.09)	$28.64	14.42%	0.77%(4)	0.68%(4)	29%	$2,619,071
2011	$24.23	0.20	1.84	2.04	(0.14)	—	(0.14)	$26.13	8.42%	0.78%	0.78%	79%	$2,080,463
2010	$20.47	0.14	3.72	3.86	(0.10)	—	(0.10)	$24.23	18.90%	0.80%	0.63%	86%	$1,106,748
2009	$17.86	0.12	2.61	2.73	(0.12)	—	(0.12)	$20.47	15.45%	0.80%	0.70%	114%	$549,496
2008	$27.03	0.08	(9.17)	(9.09)	(0.08)	—	(0.08)	$17.86	(33.71)%	0.80%	0.36%	129%	$286,262
2007	$22.19	0.09	4.81	4.90	(0.06)	—	(0.06)	$27.03	22.13%	0.80%	0.35%	112%	$284,695

19

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$25.45	0.03	3.43	3.46	(0.07)	(0.91)	(0.98)	$27.93	14.17%	1.22%(4)	0.23%(4)	29%	$731,184
2011	$23.60	0.08	1.79	1.87	(0.02)	—	(0.02)	$25.45	7.93%	1.23%	0.33%	79%	$628,634
2010	$19.94	0.04	3.62	3.66	—(6)	—	—(6)	$23.60	18.37%	1.25%	0.18%	86%	$369,142
2009	$17.40	0.04	2.54	2.58	(0.04)	—	(0.04)	$19.94	14.99%	1.25%	0.25%	114%	$214,371
2008	$26.36	(0.02)	(8.94)	(8.96)	—	—	—	$17.40	(34.03)%	1.25%	(0.09)%	129%	$141,441
2007	$21.68	(0.04)	4.72	4.68	—	—	—	$26.36	21.59%	1.25%	(0.10)%	112%	$206,837
C Class
2012(3)	$25.55	(0.07)	3.44	3.37	—	(0.91)	(0.91)	$28.01	13.73%	1.97%(4)	(0.52)%(4)	29%	$16,059
2011	$23.85	(0.12)	1.82	1.70	—	—	—	$25.55	7.13%	1.98%	(0.42)%	79%	$14,730
2010(7)	$22.10	(0.10)	1.85	1.75	—	—	—	$23.85	7.92%	2.00%(4)	(0.66)%(4)	86%(8)	$6,219
R Class
2012(3)	$25.28	(0.01)	3.42	3.41	—(6)	(0.91)	(0.91)	$27.78	14.06%	1.47%(4)	(0.02)%(4)	29%	$110,097
2011	$23.49	—(6)	1.79	1.79	—	—	—	$25.28	7.62%	1.48%	0.08%	79%	$79,569
2010	$19.90	(0.02)	3.61	3.59	—	—	—	$23.49	18.10%	1.50%	(0.07)%	86%	$20,325
2009	$17.35	(0.01)	2.56	2.55	—(6)	—	—(6)	$19.90	14.67%	1.50%	0.00%(9)	114%	$7,656
2008	$26.37	(0.08)	(8.94)	(9.02)	—	—	—	$17.35	(34.21)%	1.50%	(0.34)%	129%	$3,280
2007	$21.74	(0.10)	4.73	4.63	—	—	—	$26.37	21.30%	1.50%	(0.35)%	112%	$2,383

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	Per-share amount was less than $0.005.
(7)	March 1, 2010 (commencement of sale) through October 31, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.
(9)	Ratio was less than 0.005%.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75358   1206

SEMIANNUAL REPORT                 APRIL 30, 2012

Fundamental Equity Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	AFDAX	13.06% 6.56%	5.41% -0.67%	1.50% 0.31%	6.83% 5.98%	11/30/04
S&P 500 Index	—	12.77%	4.76%	1.01%	4.52%	—
Investor Class	AFDIX	13.08%	5.66%	1.74%	6.44%	7/29/05
Institutional Class	AFEIX	13.20%	5.87%	1.95%	6.65%	7/29/05
B Class No sales charge* With sales charge*	AFDBX	12.64% 7.64%	4.68% 0.68%	0.73% 0.54%	6.02% 6.02%	11/30/04
C Class No sales charge* With sales charge*	AFDCX	12.55% 11.55%	4.61% 4.61%	0.73% 0.73%	6.02% 6.02%	11/30/04
R Class	AFDRX	12.83%	5.09%	1.22%	5.90%	7/29/05
*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase.C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	4.9%
Exxon Mobil Corp.	4.5%
International Business Machines Corp.	3.2%
Microsoft Corp.	2.3%
Chevron Corp.	2.1%
Wells Fargo & Co.	2.0%
Procter & Gamble Co. (The)	1.9%
Honeywell International, Inc.	1.6%
Home Depot, Inc. (The)	1.6%
Comcast Corp., Class A	1.6%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.5%
Computers and Peripherals	6.4%
Pharmaceuticals	5.6%
IT Services	5.4%
Health Care Providers and Services	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Exchange-Traded Funds	1.0%
Total Equity Exposure	99.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	—*
*	Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 - 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,130.80	$5.35	1.01%
Institutional Class	$1,000	$1,132.00	$4.29	0.81%
A Class	$1,000	$1,130.60	$6.67	1.26%
B Class	$1,000	$1,126.40	$10.63	2.01%
C Class	$1,000	$1,125.50	$10.62	2.01%
R Class	$1,000	$1,128.30	$7.99	1.51%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.07	1.01%
Institutional Class	$1,000	$1,020.84	$4.07	0.81%
A Class	$1,000	$1,018.60	$6.32	1.26%
B Class	$1,000	$1,014.87	$10.07	2.01%
C Class	$1,000	$1,014.87	$10.07	2.01%
R Class	$1,000	$1,017.36	$7.57	1.51%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.3%
AEROSPACE AND DEFENSE — 3.0%
General Dynamics Corp.	19,552	$1,319,760
Honeywell International, Inc.	51,019	3,094,813
Lockheed Martin Corp.	2,924	264,739
United Technologies Corp.	12,702	1,036,991
		5,716,303
AIR FREIGHT AND LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	19,835	1,549,907
AIRLINES — 0.2%
Allegiant Travel Co.(1)	4,637	272,470
AUTOMOBILES — 0.6%
Ford Motor Co.	96,951	1,093,607
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	33,976	1,378,746
BIOTECHNOLOGY — 1.5%
Amgen, Inc.	37,656	2,677,718
Gilead Sciences, Inc.(1)	3,853	200,395
		2,878,113
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc.	3,995	216,569
Legg Mason, Inc.	19,756	515,039
		731,608
CHEMICALS — 0.9%
Ashland, Inc.	2,597	171,065
CF Industries Holdings, Inc.	1,072	206,960
E.I. du Pont de Nemours & Co.	7,778	415,812
Eastman Chemical Co.	2,141	115,550
LyondellBasell Industries NV, Class A	19,667	821,687
Monsanto Co.	473	36,033
		1,767,107
COMMERCIAL BANKS — 2.8%
Bank of Hawaii Corp.	7,909	386,671
PNC Financial Services Group, Inc.	17,586	1,166,304
Wells Fargo & Co.	113,047	3,779,161
		5,332,136
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Knoll, Inc.	20,978	310,265
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	88,416	$1,781,582
Motorola Solutions, Inc.	3,622	184,831
QUALCOMM, Inc.	13,487	861,010
		2,827,423
COMPUTERS AND PERIPHERALS — 6.4%
Apple, Inc.(1)	15,839	9,253,777
EMC Corp.(1)	75,677	2,134,848
Hewlett-Packard Co.	13,273	328,640
SanDisk Corp.(1)	8,803	325,799
		12,043,064
CONSTRUCTION AND ENGINEERING — 0.2%
EMCOR Group, Inc.	8,849	259,453
Fluor Corp.	2,440	140,910
Foster Wheeler AG(1)	1,783	41,009
		441,372
CONSUMER FINANCE — 2.0%
American Express Co.	20,551	1,237,376
Capital One Financial Corp.	30,986	1,719,103
Discover Financial Services	23,499	796,616
		3,753,095
CONTAINERS AND PACKAGING — 0.1%
Sealed Air Corp.	11,632	223,102
DIVERSIFIED CONSUMER SERVICES — 0.2%
Sotheby’s	9,327	366,738
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Citigroup, Inc.	51,860	1,713,454
JPMorgan Chase & Co.	67,372	2,895,649
		4,609,103
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	88,788	2,922,013
Verizon Communications, Inc.	15,359	620,196
		3,542,209
ELECTRIC UTILITIES — 1.3%
FirstEnergy Corp.	20,180	944,827
Northeast Utilities	42,410	1,559,416
		2,504,243
ELECTRICAL EQUIPMENT — 1.2%
Belden, Inc.	10,918	379,728
Emerson Electric Co.	34,965	1,837,061
		2,216,789
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc.	9,870	231,451

8

	Shares	Value
ENERGY EQUIPMENT AND SERVICES — 1.0%
Halliburton Co.	15,199	$520,110
National Oilwell Varco, Inc.	13,178	998,365
Patterson-UTI Energy, Inc.	23,872	386,010
		1,904,485
FOOD AND STAPLES RETAILING — 1.7%
Kroger Co. (The)	2,416	56,220
Safeway, Inc.	11,845	240,809
SYSCO Corp.	1,711	49,448
Wal-Mart Stores, Inc.	37,075	2,184,088
Walgreen Co.	21,375	749,408
		3,279,973
FOOD PRODUCTS — 2.8%
Bunge Ltd.	3,846	248,067
ConAgra Foods, Inc.	17,990	464,502
H.J. Heinz Co.	39,174	2,088,366
Kraft Foods, Inc., Class A	4,621	184,239
Sara Lee Corp.	9,148	201,622
Smithfield Foods, Inc.(1)	29,848	625,614
Tyson Foods, Inc., Class A	76,327	1,392,968
		5,205,378
GAS UTILITIES — 0.1%
Questar Corp.	9,926	196,038
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.4%
Baxter International, Inc.	2,223	123,177
Covidien plc	1,499	82,790
Medtronic, Inc.	4,497	171,785
Stryker Corp.	5,558	303,300
		681,052
HEALTH CARE PROVIDERS AND SERVICES — 4.5%
Aetna, Inc.	21,620	952,145
AmerisourceBergen Corp.	55,112	2,050,718
Cardinal Health, Inc.	44,568	1,883,889
Express Scripts Holding Co.(1)	5,196	289,885
Humana, Inc.	12,422	1,002,207
UnitedHealth Group, Inc.	42,014	2,359,086
		8,537,930
HOTELS, RESTAURANTS AND LEISURE — 1.8%
Bally Technologies, Inc.(1)	4,138	200,900
Cheesecake Factory, Inc. (The)(1)	3,068	96,642
Starbucks Corp.	22,022	1,263,622
Wyndham Worldwide Corp.	19,493	981,278
Wynn Resorts Ltd.	5,982	797,999
		3,340,441
HOUSEHOLD DURABLES — 0.2%
Tempur-Pedic International, Inc.(1)	3,383	$199,056
Tupperware Brands Corp.	4,204	261,867
		460,923
HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	1,880	186,007
Kimberly-Clark Corp.	6,994	548,819
Procter & Gamble Co. (The)	55,222	3,514,328
		4,249,154
INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	146,571	2,869,860
INSURANCE — 4.3%
ACE Ltd.	11,206	851,320
Aflac, Inc.	11,727	528,184
American Financial Group, Inc.	5,707	222,116
Assurant, Inc.	11,275	454,834
Chubb Corp. (The)	6,780	495,415
Principal Financial Group, Inc.	17,367	480,545
Prudential Financial, Inc.	47,597	2,881,522
Travelers Cos., Inc. (The)	8,235	529,675
Unum Group	66,077	1,568,668
		8,012,279
INTERNET AND CATALOG RETAIL — 0.7%
Amazon.com, Inc.(1)	3,728	864,523
Expedia, Inc.	3,642	155,259
priceline.com, Inc.(1)	206	156,729
TripAdvisor, Inc.(1)	3,642	136,611
		1,313,122
INTERNET SOFTWARE AND SERVICES — 1.5%
AOL, Inc.(1)	4,853	121,519
eBay, Inc.(1)	6,994	287,104
Google, Inc., Class A(1)	4,122	2,494,758
		2,903,381
IT SERVICES — 5.4%
Accenture plc, Class A	19,338	1,256,003
International Business Machines Corp.	28,961	5,997,244
Visa, Inc., Class A	14,621	1,798,090
Western Union Co. (The)	65,799	1,209,386
		10,260,723
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	14,915	547,977

9

	Shares	Value
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	5,317	$224,271
Thermo Fisher Scientific, Inc.	2,926	162,832
		387,103
MACHINERY — 2.2%
AGCO Corp.(1)	3,452	160,760
Caterpillar, Inc.	10,335	1,062,128
Cummins, Inc.	3,517	407,374
Dover Corp.	31,827	1,994,280
Oshkosh Corp.(1)	1,682	38,400
Wabtec Corp.	5,352	416,278
		4,079,220
MEDIA — 4.4%
CBS Corp., Class B	45,533	1,518,526
Comcast Corp., Class A	96,921	2,939,614
Gannett Co., Inc.	5,104	70,537
Omnicom Group, Inc.	5,314	272,661
Time Warner Cable, Inc.	13,487	1,085,029
Time Warner, Inc.	53,520	2,004,859
Viacom, Inc., Class B	7,492	347,554
		8,238,780
METALS AND MINING — 1.3%
Cliffs Natural Resources, Inc.	9,886	615,503
Freeport-McMoRan Copper & Gold, Inc.	43,423	1,663,101
Reliance Steel & Aluminum Co.	4,424	247,257
		2,525,861
MULTI-UTILITIES — 2.1%
Ameren Corp.	4,071	133,488
CenterPoint Energy, Inc.	62,153	1,256,112
DTE Energy Co.	17,739	1,000,125
Public Service Enterprise Group, Inc.	2,353	73,296
Xcel Energy, Inc.	54,622	1,478,071
		3,941,092
MULTILINE RETAIL — 0.5%
Dillard’s, Inc., Class A	3,232	208,658
Macy’s, Inc.	15,845	649,962
		858,620
OIL, GAS AND CONSUMABLE FUELS — 10.5%
Chevron Corp.	36,510	3,890,506
ConocoPhillips	39,284	2,813,913
Exxon Mobil Corp.	99,423	8,584,182
Hess Corp.	6,365	331,871
HollyFrontier Corp.	30,337	$934,986
Murphy Oil Corp.	9,348	513,860
Occidental Petroleum Corp.	20,084	1,832,062
Peabody Energy Corp.	10,989	341,868
Valero Energy Corp.	8,634	213,260
Williams Cos., Inc. (The)	7,992	271,968
WPX Energy, Inc.(1)	2,664	46,806
		19,775,282
PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	45,711	1,522,633
PHARMACEUTICALS — 5.6%
Abbott Laboratories	47,169	2,927,308
Bristol-Myers Squibb Co.	79,171	2,641,936
Hospira, Inc.(1)	9,433	331,287
Johnson & Johnson	42,755	2,782,923
Merck & Co., Inc.	3,173	124,509
Pfizer, Inc.	78,240	1,794,043
		10,602,006
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Tower Corp.	16,717	1,096,301
Public Storage	6,635	950,530
Simon Property Group, Inc.	1,584	246,470
		2,293,301
ROAD AND RAIL — 1.3%
CSX Corp.	9,149	204,114
Norfolk Southern Corp.	1,980	144,401
Ryder System, Inc.	18,054	879,591
Union Pacific Corp.	10,063	1,131,484
		2,359,590
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Altera Corp.	34,178	1,215,711
Intel Corp.	64,900	1,843,160
Marvell Technology Group Ltd.(1)	49,236	739,032
Texas Instruments, Inc.	20,006	638,992
		4,436,895
SOFTWARE — 3.2%
Microsoft Corp.	135,991	4,354,432
Oracle Corp.	31,222	917,615
Red Hat, Inc.(1)	849	50,609
Symantec Corp.(1)	39,174	647,154
		5,969,810

10

	Shares	Value
SPECIALTY RETAIL — 3.2%
AutoZone, Inc.(1)	846	$335,151
Chico’s FAS, Inc.	14,604	224,318
Gap, Inc. (The)	30,311	863,864
Home Depot, Inc. (The)	56,923	2,948,042
Limited Brands, Inc.	2,450	121,765
Lowe’s Cos., Inc.	19,409	610,801
Pier 1 Imports, Inc.	57,800	993,004
		6,096,945
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	8,349	610,813
TOBACCO — 1.5%
Altria Group, Inc.	9,505	306,156
Lorillard, Inc.	1,981	268,010
Philip Morris International, Inc.	25,824	2,311,506
		2,885,672
TRADING COMPANIES AND DISTRIBUTORS — 0.7%
United Rentals, Inc.(1)	28,395	1,325,479
TOTAL COMMON STOCKS (Cost $128,676,894)		185,460,669
Exchange-Traded Funds — 1.0%
SPDR S&P 500 ETF Trust (Cost $1,763,789)	13,405	1,873,617

Value
Temporary Cash Investments — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 2.375%, 2/28/15 - 10/31/15, valued at $597,790), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $586,090)	$586,088
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $373,429), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $366,306)	366,305
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $490,058), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $480,074)	480,073
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,432,466)	1,432,466
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $131,873,149)	188,766,752
OTHER ASSETS AND LIABILITIES†	(71,528)
TOTAL NET ASSETS — 100.0%	$188,695,224

Notes to Schedule of Investments

ETF = Exchange-Traded Fund
SPDR = Standard & Poor’s Depositary Receipts
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $131,873,149)	$188,766,752
Receivable for investments sold	235,553
Receivable for capital shares sold	188,480
Dividends and interest receivable	220,873
189,411,658

Liabilities
Disbursements in excess of demand deposit cash	46,896
Payable for capital shares redeemed	476,783
Accrued management fees	153,666
Distribution and service fees payable	39,089
716,434

Net Assets	$188,695,224

Net Assets Consist of:
Capital (par value and paid-in surplus)	$245,206,298
Undistributed net investment income	459,761
Accumulated net realized loss	(113,864,438)
Net unrealized appreciation	56,893,603
$188,695,224

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$47,709,625	3,291,673	$14.49
Institutional Class, $0.01 Par Value	$8,654,212	596,725	$14.50
A Class, $0.01 Par Value	$111,146,155	7,671,987	$14.49	*
B Class, $0.01 Par Value	$3,281,992	228,740	$14.35
C Class, $0.01 Par Value	$15,416,267	1,074,082	$14.35
R Class, $0.01 Par Value	$2,486,973	172,053	$14.45
*	Maximum offering price $15.37 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $14,974)	$2,139,382
Interest	379
2,139,761

Expenses:
Management fees	881,915
Distribution and service fees:
A Class	133,132
B Class	15,888
C Class	73,015
R Class	5,508
Directors’ fees and expenses	5,006
1,114,464

Net investment income (loss)	1,025,297

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,231,514
Change in net unrealized appreciation (depreciation) on investments	18,486,395

Net realized and unrealized gain (loss)	20,717,909

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,743,206

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$1,025,297	$1,583,623
Net realized gain (loss)	2,231,514	10,077,638
Change in net unrealized appreciation (depreciation)	18,486,395	6,419,151
Net increase (decrease) in net assets resulting from operations	21,743,206	18,080,412

Distributions to Shareholders
From net investment income:
Investor Class	(478,590)	(476,248)
Institutional Class	(111,278)	(1,525)
A Class	(981,254)	(1,090,905)
B Class	(7,176)	(3,497)
C Class	(32,405)	(13,721)
R Class	(13,234)	(16,038)
Decrease in net assets from distributions	(1,623,937)	(1,601,934)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(3,255,041)	(37,702,737)

Net increase (decrease) in net assets	16,864,228	(21,224,259)

Net Assets
Beginning of period	171,830,996	193,055,255
End of period	$188,695,224	$171,830,996

Undistributed net investment income	$459,761	$1,058,401

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Fundamental Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives using a quantitative model that combines fundamental measures of a stock’s value and growth potential. The fund generally invests in larger-sized companies, although it may invest in companies of any size.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $19,581,859 and $22,902,597, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	800,783	$10,964,451	1,087,184	$13,925,436
Issued in reinvestment of distributions	35,466	454,676	36,152	451,179
Redeemed	(1,091,427)	(14,475,034)	(1,067,200)	(13,854,962)
	(255,178)	(3,055,907)	56,136	521,653
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	634,000	8,146,049	1,571	20,636
Issued in reinvestment of distributions	8,687	111,278	122	1,525
Redeemed	(53,866)	(734,866)	(3,787)	(50,840)
	588,821	7,522,461	(2,094)	(28,679)
A Class/Shares Authorized	150,000,000		150,000,000
Sold	592,985	8,231,922	1,054,724	13,579,202
Issued in reinvestment of distributions	71,129	911,874	84,114	1,049,738
Redeemed	(1,193,261)	(16,164,848)	(3,834,225)	(49,366,679)
	(529,147)	(7,021,052)	(2,695,387)	(34,737,739)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	919	12,724	2,834	36,606
Issued in reinvestment of distributions	521	6,630	262	3,246
Redeemed	(17,935)	(242,761)	(83,929)	(1,056,396)
	(16,495)	(223,407)	(80,833)	(1,016,544)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	92,399	1,251,414	171,419	2,193,034
Issued in reinvestment of distributions	1,594	20,313	729	9,037
Redeemed	(114,665)	(1,558,380)	(335,718)	(4,280,843)
	(20,672)	(286,653)	(163,570)	(2,078,772)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	37,941	532,849	36,394	467,960
Issued in reinvestment of distributions	1,034	13,234	1,286	16,038
Redeemed	(57,303)	(736,566)	(68,028)	(846,654)
	(18,328)	(190,483)	(30,348)	(362,656)
Net increase (decrease)	(250,999)	$(3,255,041)	(2,916,096)	$(37,702,737)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$185,460,669	—	—
Exchange-Traded Funds	1,873,617	—	—
Temporary Cash Investments	—	$1,432,466	—
Total Value of Investment Securities	$187,334,286	$1,432,466	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$135,940,647
Gross tax appreciation of investments	$55,156,885
Gross tax depreciation of investments	(2,330,780)
Net tax appreciation (depreciation) of investments	$52,826,105

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(112,216,360), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(38,585,133) and $(73,631,227) expire in 2016 and 2017, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$12.97	0.10	1.58	1.68	(0.16)	—	(0.16)	$14.49	13.08%	1.01%(4)	1.40%(4)	11%	$47,710
2011	$11.95	0.14	1.02	1.16	(0.14)	—	(0.14)	$12.97	9.72%	1.01%	1.11%	18%	$45,991
2010	$10.57	0.12	1.40	1.52	(0.14)	—	(0.14)	$11.95	14.47%	1.02%	1.06%	29%	$41,698
2009	$9.93	0.12	0.66	0.78	(0.14)	—	(0.14)	$10.57	8.16%	1.01%	1.37%	64%	$37,918
2008	$15.68	0.15	(5.42)	(5.27)	(0.12)	(0.36)	(0.48)	$9.93	(34.56)%	1.01%	1.15%	97%	$37,535
2007	$12.88	0.14	2.93	3.07	(0.08)	(0.19)	(0.27)	$15.68	24.18%	1.00%	0.99%	82%	$53,908
Institutional Class
2012(3)	$12.99	0.10	1.59	1.69	(0.18)	—	(0.18)	$14.50	13.20%	0.81%(4)	1.60%(4)	11%	$8,654
2011	$11.96	0.17	1.02	1.19	(0.16)	—	(0.16)	$12.99	10.02%	0.81%	1.31%	18%	$103
2010	$10.59	0.15	1.38	1.53	(0.16)	—	(0.16)	$11.96	14.57%	0.82%	1.26%	29%	$120
2009	$9.94	0.16	0.65	0.81	(0.16)	—	(0.16)	$10.59	8.47%	0.81%	1.57%	64%	$274
2008	$15.70	0.19	(5.44)	(5.25)	(0.15)	(0.36)	(0.51)	$9.94	(34.45)%	0.81%	1.35%	97%	$589
2007	$12.90	0.19	2.91	3.10	(0.11)	(0.19)	(0.30)	$15.70	24.43%	0.80%	1.19%	82%	$286

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(3)	$12.94	0.08	1.59	1.67	(0.12)	—	(0.12)	$14.49	13.06%	1.26%(4)	1.15%(4)	11%	$111,146
2011	$11.93	0.11	1.01	1.12	(0.11)	—	(0.11)	$12.94	9.38%	1.26%	0.86%	18%	$106,159
2010	$10.56	0.09	1.39	1.48	(0.11)	—	(0.11)	$11.93	14.10%	1.27%	0.81%	29%	$129,960
2009	$9.91	0.11	0.66	0.77	(0.12)	—	(0.12)	$10.56	8.00%	1.26%	1.12%	64%	$159,959
2008	$15.65	0.12	(5.41)	(5.29)	(0.09)	(0.36)	(0.45)	$9.91	(34.73)%	1.26%	0.90%	97%	$218,469
2007	$12.85	0.11	2.92	3.03	(0.04)	(0.19)	(0.23)	$15.65	23.88%	1.25%	0.74%	82%	$246,322
B Class
2012(3)	$12.77	0.03	1.58	1.61	(0.03)	—	(0.03)	$14.35	12.64%	2.01%(4)	0.40%(4)	11%	$3,282
2011	$11.77	0.01	1.00	1.01	(0.01)	—	(0.01)	$12.77	8.59%	2.01%	0.11%	18%	$3,133
2010	$10.42	0.01	1.37	1.38	(0.03)	—	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$3,838
2009	$9.78	0.03	0.66	0.69	(0.05)	—	(0.05)	$10.42	7.17%	2.01%	0.37%	64%	$4,043
2008	$15.45	0.02	(5.36)	(5.34)	—	(0.33)	(0.33)	$9.78	(35.23)%	2.01%	0.15%	97%	$4,195
2007	$12.74	0.01	2.89	2.90	—	(0.19)	(0.19)	$15.45	23.01%	2.00%	(0.01)%	82%	$4,889
C Class
2012(3)	$12.78	0.03	1.57	1.60	(0.03)	—	(0.03)	$14.35	12.55%	2.01%(4)	0.40%(4)	11%	$15,416
2011	$11.77	0.01	1.01	1.02	(0.01)	—	(0.01)	$12.78	8.68%	2.01%	0.11%	18%	$13,990
2010	$10.42	0.01	1.37	1.38	(0.03)	—	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$14,816
2009	$9.79	0.03	0.65	0.68	(0.05)	—	(0.05)	$10.42	7.06%	2.01%	0.37%	64%	$15,311
2008	$15.46	0.02	(5.36)	(5.34)	—	(0.33)	(0.33)	$9.79	(35.20)%	2.01%	0.15%	97%	$18,919
2007	$12.75	—(5)	2.90	2.90	—	(0.19)	(0.19)	$15.46	22.99%	2.00%	(0.01)%	82%	$24,544

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$12.90	0.06	1.58	1.64	(0.09)	—	(0.09)	$14.45	12.83%	1.51%(4)	0.90%(4)	11%	$2,487
2011	$11.89	0.08	1.00	1.08	(0.07)	—	(0.07)	$12.90	9.14%	1.51%	0.61%	18%	$2,456
2010	$10.52	0.06	1.39	1.45	(0.08)	—	(0.08)	$11.89	13.86%	1.52%	0.56%	29%	$2,624
2009	$9.88	0.06	0.68	0.74	(0.10)	—	(0.10)	$10.52	7.64%	1.51%	0.87%	64%	$2,650
2008	$15.61	0.09	(5.41)	(5.32)	(0.05)	(0.36)	(0.41)	$9.88	(34.92)%	1.51%	0.65%	97%	$364
2007	$12.81	0.09	2.90	2.99	—(5)	(0.19)	(0.19)	$15.61	23.60%	1.50%	0.49%	82%	$438

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75360   1206

SEMIANNUAL REPORT                     APRIL 30, 2012

Heritage Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWHIX	14.09%	1.12%	6.58%	9.00%	11.68%	11/10/87
Russell Midcap Growth Index	—	12.26%	0.78%	3.55%	7.50%	10.66%(2)	—
Russell Midcap Index	—	11.87%	-0.03%	2.19%	8.03%	11.80%(2)	—
Institutional Class	ATHIX	14.20%	1.31%	6.79%	9.22%	8.89%	6/16/97
A Class(3) No sales charge* With sales charge*	ATHAX	13.90% 7.33%	0.84% -4.94%	6.32% 5.07%	8.74% 8.10%	8.10% 7.67%	7/11/97
B Class No sales charge* With sales charge*	ATHBX	13.52% 8.52%	0.13% -3.87%	— —	— —	2.16% 1.75%	9/28/07
C Class No sales charge* With sales charge*	AHGCX	13.47% 12.47%	0.10% 0.10%	5.53% 5.53%	7.93% 7.93%	6.23% 6.23%	6/26/01
R Class	ATHWX	13.81%	0.61%	—	—	2.67%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 10/31/87, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
O’Reilly Automotive, Inc.	2.8%
SXC Health Solutions Corp.	2.7%
National Oilwell Varco, Inc.	2.4%
Alliance Data Systems Corp.	2.4%
Whole Foods Market, Inc.	2.0%
TransDigm Group, Inc.	1.9%
priceline.com, Inc.	1.8%
PetSmart, Inc.	1.7%
Alexion Pharmaceuticals, Inc.	1.7%
Apple, Inc.	1.7%

Top Five Industries	% of net assets
Specialty Retail	8.2%
Software	6.6%
Hotels, Restaurants and Leisure	5.1%
IT Services	4.9%
Energy Equipment and Services	4.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.2%
Foreign Common Stocks*	8.5%
Total Common Stocks	97.7%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	0.7%
*	Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 - 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,140.90	$5.38	1.01%
Institutional Class	$1,000	$1,142.00	$4.31	0.81%
A Class	$1,000	$1,139.00	$6.70	1.26%
B Class	$1,000	$1,135.20	$10.67	2.01%
C Class	$1,000	$1,134.70	$10.67	2.01%
R Class	$1,000	$1,138.10	$8.03	1.51%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.07	1.01%
Institutional Class	$1,000	$1,020.84	$4.07	0.81%
A Class	$1,000	$1,018.60	$6.32	1.26%
B Class	$1,000	$1,014.87	$10.07	2.01%
C Class	$1,000	$1,014.87	$10.07	2.01%
R Class	$1,000	$1,017.36	$7.57	1.51%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 97.7%
AEROSPACE AND DEFENSE — 4.0%
BE Aerospace, Inc.(1)	1,084,784	$51,017,391
Spirit Aerosystems Holdings, Inc. Class A(1)	1,315,600	32,890,000
TransDigm Group, Inc.(1)	632,700	79,796,124
		163,703,515
AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)	477,537	37,744,524
BEVERAGES — 0.9%
Monster Beverage Corp.(1)	542,300	35,227,808
BIOTECHNOLOGY — 3.7%
Alexion Pharmaceuticals, Inc.(1)	795,300	71,831,496
Cepheid, Inc.(1)	496,000	19,051,360
Grifols SA(1)	1,450,500	36,528,520
Regeneron Pharmaceuticals, Inc.(1)	173,900	23,521,714
		150,933,090
BUILDING PRODUCTS — 0.6%
Fortune Brands Home & Security, Inc.(1)	1,006,300	22,883,262
CAPITAL MARKETS — 2.2%
Jefferies Group, Inc.	1,070,900	17,059,437
KKR & Co. LP	1,328,500	18,758,420
Lazard Ltd. Class A	919,900	25,306,449
Raymond James Financial, Inc.	817,700	29,944,174
		91,068,480
CHEMICALS — 3.2%
Airgas, Inc.	646,200	59,217,768
Albemarle Corp.	505,800	33,028,740
FMC Corp.	344,700	38,072,115
		130,318,623
COMMERCIAL BANKS — 1.1%
East West Bancorp., Inc.	1,018,100	23,182,137
SVB Financial Group(1)	333,500	21,374,015
		44,556,152
COMMERCIAL SERVICES AND SUPPLIES — 2.5%
Cintas Corp.	529,500	20,740,515
Clean Harbors, Inc.(1)	653,000	44,560,720
Stericycle, Inc.(1)	422,700	36,605,820
		101,907,055
COMMUNICATIONS EQUIPMENT — 0.7%
F5 Networks, Inc.(1)	220,100	29,477,993
COMPUTERS AND PERIPHERALS — 1.7%
Apple, Inc.(1)	117,527	$68,663,974
CONSTRUCTION AND ENGINEERING — 1.8%
Chicago Bridge & Iron Co. NV New York Shares	773,200	34,345,544
KBR, Inc.	604,300	20,461,598
Quanta Services, Inc.(1)	930,000	20,571,600
		75,378,742
CONSUMER FINANCE — 1.2%
Discover Financial Services	1,512,204	51,263,716
CONTAINERS AND PACKAGING — 1.1%
Rock-Tenn Co., Class A	695,900	43,375,447
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
Jabil Circuit, Inc.	1,950,300	45,734,535
Trimble Navigation Ltd.(1)	849,200	45,975,688
		91,710,223
ENERGY EQUIPMENT AND SERVICES — 4.8%
Atwood Oceanics, Inc.(1)	479,700	21,265,101
National Oilwell Varco, Inc.	1,315,400	99,654,704
Oceaneering International, Inc.	587,600	30,337,788
Oil States International, Inc.(1)	584,200	46,490,636
		197,748,229
FOOD AND STAPLES RETAILING — 3.6%
Costco Wholesale Corp.	502,400	44,296,608
Fresh Market, Inc. (The)(1)	445,200	22,780,884
Whole Foods Market, Inc.	966,500	80,287,155
		147,364,647
FOOD PRODUCTS — 1.6%
Mead Johnson Nutrition Co.	776,000	66,394,560
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Cooper Cos., Inc. (The)	287,600	25,357,692
Intuitive Surgical, Inc.(1)	66,900	38,681,580
MAKO Surgical Corp.(1)	479,300	19,799,883
Sirona Dental Systems, Inc.(1)	502,000	25,356,020
		109,195,175
HEALTH CARE PROVIDERS AND SERVICES — 1.5%
Catalyst Health Solutions, Inc.(1)	509,700	44,022,789
Centene Corp.(1)	442,300	17,510,657
		61,533,446
HEALTH CARE TECHNOLOGY — 2.7%
SXC Health Solutions Corp.(1)	1,229,977	111,411,317

8

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 5.1%
Bally Technologies, Inc.(1)	347,148	$16,854,036
Chipotle Mexican Grill, Inc.(1)	147,700	61,169,955
Las Vegas Sands Corp.	585,000	32,461,650
Panera Bread Co., Class A(1)	180,072	28,436,970
Peet’s Coffee & Tea, Inc.(1)	294,600	22,631,172
Starwood Hotels & Resorts Worldwide, Inc.	837,000	49,550,400
		211,104,183
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	725,000	36,830,000
INTERNET AND CATALOG RETAIL — 2.1%
Netflix, Inc.(1)	179,100	14,353,074
priceline.com, Inc.(1)	96,611	73,503,581
		87,856,655
INTERNET SOFTWARE AND SERVICES — 3.0%
Baidu, Inc. ADR(1)	351,400	46,630,780
LinkedIn Corp., Class A(1)	275,229	29,848,585
Rackspace Hosting, Inc.(1)	589,200	34,226,628
ValueClick, Inc.(1)	501,200	10,615,416
		121,321,409
IT SERVICES — 4.9%
Alliance Data Systems Corp.(1)	759,300	97,562,457
Cognizant Technology Solutions Corp., Class A(1)	268,700	19,701,084
Teradata Corp.(1)	842,300	58,775,694
VeriFone Systems, Inc.(1)	554,600	26,421,144
		202,460,379
MACHINERY — 4.0%
Chart Industries, Inc.(1)	546,600	41,776,638
Joy Global, Inc.	451,600	31,959,732
Terex Corp.(1)	919,800	20,824,272
Titan International, Inc.	790,600	22,840,434
Trinity Industries, Inc.	953,700	28,229,520
Woodward, Inc.	489,400	20,354,146
		165,984,742
MARINE — 0.7%
Kirby Corp.(1)	424,300	28,160,791
MEDIA — 0.5%
Sirius XM Radio, Inc.(1)	9,063,600	20,483,736
METALS AND MINING — 1.7%
Carpenter Technology Corp.	704,800	39,229,168
Cliffs Natural Resources, Inc.	506,400	31,528,464
		70,757,632
MULTILINE RETAIL — 0.6%
Family Dollar Stores, Inc.	363,300	24,540,915
OIL, GAS AND CONSUMABLE FUELS — 3.4%
Cabot Oil & Gas Corp.	201,100	$7,066,654
Concho Resources, Inc.(1)	628,000	67,309,040
Linn Energy LLC	755,700	30,416,925
SandRidge Energy, Inc.(1)	2,394,200	19,129,658
SM Energy Co.	254,100	16,798,551
		140,720,828
PHARMACEUTICALS — 2.0%
Elan Corp. plc ADR(1)	1,347,900	18,587,541
Perrigo Co.	368,200	38,624,180
Questcor Pharmaceuticals, Inc.(1)	532,800	23,922,720
		81,134,441
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
CBRE Group, Inc.(1)	1,520,800	28,606,248
ROAD AND RAIL — 1.7%
Kansas City Southern	890,400	68,578,608
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
ARM Holdings plc	2,217,200	18,855,057
Avago Technologies Ltd.	1,116,000	38,479,680
NXP Semiconductor NV(1)	849,500	21,959,575
Xilinx, Inc.	1,421,700	51,721,446
		131,015,758
SOFTWARE — 6.6%
Cerner Corp.(1)	752,500	61,020,225
Check Point Software Technologies Ltd.(1)	781,200	45,411,156
Citrix Systems, Inc.(1)	365,300	31,273,333
CommVault Systems, Inc.(1)	541,400	28,190,698
NetSuite, Inc.(1)	934,619	41,478,391
Nuance Communications, Inc.(1)	921,000	22,509,240
Salesforce.com, Inc.(1)	147,500	22,970,175
Sourcefire, Inc.(1)	384,200	19,590,358
Splunk, Inc.(1)	24,761	840,636
		273,284,212
SPECIALTY RETAIL — 8.2%
GNC Holdings, Inc. Class A	879,200	34,341,552
O’Reilly Automotive, Inc.(1)	1,100,900	116,100,914
PetSmart, Inc.	1,233,700	71,875,362
Tractor Supply Co.	466,100	45,868,901
Ulta Salon Cosmetics & Fragrance, Inc.	770,000	67,898,600
		336,085,329

9

	Shares	Value
TEXTILES, APPAREL AND LUXURY GOODS — 1.9%
Fossil, Inc.(1)	145,900	$19,064,753
Lululemon Athletica, Inc.(1)	301,700	22,368,038
Michael Kors Holdings Ltd.(1)	846,504	38,659,838
		80,092,629
TRADING COMPANIES AND DISTRIBUTORS — 0.7%
United Rentals, Inc.(1)	638,500	29,805,180
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
SBA Communications Corp., Class A(1)	809,632	43,509,624
TOTAL COMMON STOCKS (Cost $2,837,832,004)		4,014,193,277
Temporary Cash Investments — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 2.375%, 2/28/15 - 10/31/15, valued at $28,075,586), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $27,526,104)		27,525,989
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $17,538,333), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $17,203,800)		$17,203,743
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $23,015,877), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $22,547,013)		22,546,950
SSgA U.S. Government Money Market Fund	319,438	319,438
TOTAL TEMPORARY CASH INVESTMENTS (Cost $67,596,120)		67,596,120
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $2,905,428,124)		4,081,789,397
OTHER ASSETS AND LIABILITIES — 0.7%		28,019,730
TOTAL NET ASSETS — 100.0%		$4,109,809,127

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
20,201,839	EUR for USD	UBS AG	5/31/12	$26,744,009	$(59,804)
8,838,314	GBP for USD	Credit Suisse AG	5/31/12	14,341,133	(85,376)
				$41,085,142	$(145,180)

(Value on Settlement Date $40,939,962)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
GBP = British Pound
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,905,428,124)	$4,081,789,397
Receivable for investments sold	50,620,591
Receivable for capital shares sold	3,518,068
Dividends and interest receivable	1,663,921
4,137,591,977

Liabilities
Payable for investments purchased	17,901,717
Payable for capital shares redeemed	6,101,708
Unrealized loss on forward foreign currency exchange contracts	145,180
Accrued management fees	3,295,225
Distribution and service fees payable	339,020
27,782,850

Net Assets	$4,109,809,127

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,942,670,440
Accumulated net investment loss	(11,453,116)
Undistributed net realized gain	2,376,543
Net unrealized appreciation	1,176,215,260
$4,109,809,127

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,691,678,543	114,983,319	$23.41
Institutional Class, $0.01 Par Value	$181,299,746	7,560,163	$23.98
A Class, $0.01 Par Value	$1,065,654,000	46,924,236	$22.71	*
B Class, $0.01 Par Value	$3,511,940	155,478	$22.59
C Class, $0.01 Par Value	$128,385,168	6,093,445	$21.07
R Class, $0.01 Par Value	$39,279,730	1,708,289	$22.99
*	Maximum offering price $24.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,370)	$9,083,728
Interest	18,237
9,101,965

Expenses:
Management fees	18,595,767
Distribution and service fees:
A Class	1,234,318
B Class	17,380
C Class	592,042
R Class	87,176
Directors’ fees and expenses	77,391
Other expenses	27
20,604,101

Net investment income (loss)	(11,502,136)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	36,749,449
Foreign currency transactions	983,801
37,733,250

Change in net unrealized appreciation (depreciation) on:
Investments	479,094,528
Translation of assets and liabilities in foreign currencies	(96,934)
478,997,594

Net realized and unrealized gain (loss)	516,730,844

Net Increase (Decrease) in Net Assets Resulting from Operations	$505,228,708

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$(11,502,136)	$(16,186,409)
Net realized gain (loss)	37,733,250	237,705,159
Change in net unrealized appreciation (depreciation)	478,997,594	(77,938,722)
Net increase (decrease) in net assets resulting from operations	505,228,708	143,580,028

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(72,271,264)	620,667,351

Net increase (decrease) in net assets	432,957,444	764,247,379

Net Assets
Beginning of period	3,676,851,683	2,912,604,304
End of period	$4,109,809,127	$3,676,851,683

Accumulated undistributed net investment income (loss)	$(11,453,116)	$49,020

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in companies that are medium-sized and smaller at the time of purchase that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

14

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.000% for the Investor Class, A Class, B Class, C Class and R Class and 0.800% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $1,330,080,234 and $1,445,419,156, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	10,904,882	$235,675,677	48,523,754	$1,050,372,668
Redeemed	(12,720,968)	(269,474,318)	(29,959,321)	(630,455,954)
	(1,816,086)	(33,798,641)	18,564,433	419,916,714
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	1,125,394	24,592,520	3,643,181	79,017,867
Redeemed	(1,028,786)	(22,723,740)	(2,055,324)	(44,025,654)
	96,608	1,868,780	1,587,857	34,992,213
A Class/Shares Authorized	200,000,000		200,000,000
Sold	6,027,077	124,553,003	19,843,309	411,532,985
Redeemed	(7,939,008)	(164,283,786)	(13,979,401)	(286,376,262)
	(1,911,931)	(39,730,783)	5,863,908	125,156,723
B Class/Shares Authorized	35,000,000		35,000,000
Sold	567	12,522	16,596	339,707
Redeemed	(24,742)	(527,705)	(49,419)	(1,021,747)
	(24,175)	(515,183)	(32,823)	(682,040)
C Class/Shares Authorized	35,000,000		35,000,000
Sold	665,116	12,899,704	2,703,485	52,590,539
Redeemed	(804,184)	(15,541,535)	(1,336,721)	(25,564,825)
	(139,068)	(2,641,831)	1,366,764	27,025,714
R Class/Shares Authorized	30,000,000		30,000,000
Sold	522,565	10,920,931	1,116,361	23,766,845
Redeemed	(399,699)	(8,374,537)	(453,977)	(9,508,818)
	122,866	2,546,394	662,384	14,258,027
Net increase (decrease)	(3,671,786)	$(72,271,264)	28,012,523	$620,667,351

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,667,061,099	—	—
Foreign Common Stocks	291,748,601	$55,383,577	—
Temporary Cash Investments	319,438	67,276,682	—
Total Value of Investment Securities	$3,959,129,138	$122,660,259	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(145,180)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $145,180 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $972,893 in net realized gain (loss) on foreign currency transactions and $(96,160) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,913,674,973
Gross tax appreciation of investments	$1,216,432,796
Gross tax depreciation of investments	(48,318,372)
Net tax appreciation (depreciation) of investments	$1,168,114,424

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(14,823,700), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$20.51	(0.06)	2.96	2.90	—	—	—	$23.41	14.09%	1.01%(4)	(0.53)%(4)	36%	$2,691,679
2011	$19.21	(0.07)	1.37	1.30	—	—	—	$20.51	6.77%	1.01%	(0.35)%	95%	$2,395,881
2010	$14.32	(0.07)	4.96	4.89	—	—	—	$19.21	34.15%	1.01%	(0.45)%	114%	$1,886,729
2009	$13.15	(0.02)	1.32	1.30	(0.13)	—	(0.13)	$14.32	10.16%	1.01%	(0.19)%	155%	$1,342,418
2008	$22.83	(0.09)	(8.53)	(8.62)	—	(1.06)	(1.06)	$13.15	(39.54)%	1.00%	(0.47)%	172%	$1,261,784
2007	$15.58	(0.10)	8.42	8.32	—	(1.07)	(1.07)	$22.83	56.41%	1.00%	(0.56)%	128%	$2,478,452
Institutional Class
2012(3)	$20.99	(0.03)	3.02	2.99	—	—	—	$23.98	14.20%	0.81%(4)	(0.33)%(4)	36%	$181,300
2011	$19.62	(0.03)	1.40	1.37	—	—	—	$20.99	6.98%	0.81%	(0.15)%	95%	$156,681
2010	$14.60	(0.04)	5.07	5.03	(0.01)	—	(0.01)	$19.62	34.44%	0.81%	(0.25)%	114%	$115,261
2009	$13.41	—(5)	1.34	1.34	(0.15)	—	(0.15)	$14.60	10.33%	0.81%	0.01%	155%	$92,343
2008	$23.21	(0.05)	(8.69)	(8.74)	—	(1.06)	(1.06)	$13.41	(39.41)%	0.80%	(0.27)%	172%	$86,835
2007	$15.80	(0.07)	8.55	8.48	—	(1.07)	(1.07)	$23.21	56.66%	0.80%	(0.36)%	128%	$155,885

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(6)
2012(3)	$19.92	(0.08)	2.87	2.79	—	—	—	$22.71	13.90%	1.26%(4)	(0.78)%(4)	36%	$1,065,654
2011	$18.70	(0.12)	1.34	1.22	—	—	—	$19.92	6.58%	1.26%	(0.60)%	95%	$973,051
2010	$13.98	(0.11)	4.83	4.72	—	—	—	$18.70	33.76%	1.26%	(0.70)%	114%	$803,692
2009	$12.84	(0.06)	1.30	1.24	(0.10)	—	(0.10)	$13.98	9.89%	1.26%	(0.44)%	155%	$518,768
2008	$22.37	(0.13)	(8.34)	(8.47)	—	(1.06)	(1.06)	$12.84	(39.69)%	1.25%	(0.72)%	172%	$351,962
2007	$15.32	(0.15)	8.27	8.12	—	(1.07)	(1.07)	$22.37	56.05%	1.25%	(0.81)%	128%	$291,674
B Class
2012(3)	$19.89	(0.16)	2.86	2.70	—	—	—	$22.59	13.52%	2.01%(4)	(1.53)%(4)	36%	$3,512
2011	$18.81	(0.28)	1.36	1.08	—	—	—	$19.89	5.74%	2.01%	(1.35)%	95%	$3,574
2010	$14.16	(0.24)	4.89	4.65	—	—	—	$18.81	32.84%	2.01%	(1.45)%	114%	$3,997
2009	$13.01	(0.16)	1.33	1.17	(0.02)	—	(0.02)	$14.16	8.99%	2.01%	(1.19)%	155%	$3,425
2008	$22.82	(0.26)	(8.49)	(8.75)	—	(1.06)	(1.06)	$13.01	(40.16)%	2.00%	(1.47)%	172%	$1,770
2007(7)	$21.52	(0.03)	1.33	1.30	—	—	—	$22.82	6.04%	2.00%(4)	(1.81)%(4)	128%(8)	$83
C Class
2012(3)	$18.55	(0.15)	2.67	2.52	—	—	—	$21.07	13.47%	2.01%(4)	(1.53)%(4)	36%	$128,385
2011	$17.55	(0.26)	1.26	1.00	—	—	—	$18.55	5.75%	2.01%	(1.35)%	95%	$115,641
2010	$13.21	(0.22)	4.56	4.34	—	—	—	$17.55	32.85%	2.01%	(1.45)%	114%	$85,381
2009	$12.13	(0.14)	1.24	1.10	(0.02)	—	(0.02)	$13.21	9.07%	2.01%	(1.19)%	155%	$51,745
2008	$21.35	(0.26)	(7.90)	(8.16)	—	(1.06)	(1.06)	$12.13	(40.16)%	2.00%	(1.47)%	172%	$32,812
2007	$14.77	(0.29)	7.94	7.65	—	(1.07)	(1.07)	$21.35	54.88%	2.00%	(1.56)%	128%	$21,692

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$20.20	(0.11)	2.90	2.79	—	—	—	$22.99	13.81%	1.51%(4)	(1.03)%(4)	36%	$39,280
2011	$19.01	(0.18)	1.37	1.19	—	—	—	$20.20	6.26%	1.51%	(0.85)%	95%	$32,023
2010	$14.24	(0.16)	4.93	4.77	—	—	—	$19.01	33.50%	1.51%	(0.95)%	114%	$17,544
2009	$13.08	(0.11)	1.34	1.23	(0.07)	—	(0.07)	$14.24	9.58%	1.51%	(0.69)%	155%	$4,775
2008	$22.83	(0.17)	(8.52)	(8.69)	—	(1.06)	(1.06)	$13.08	(39.86)%	1.50%	(0.97)%	172%	$496
2007(7)	$21.52	(0.02)	1.33	1.31	—	—	—	$22.83	6.09%	1.50%(4)	(1.22)%(4)	128%(8)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(7)	September 28, 2007 (commencement of sale) through October 31, 2007.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75367   1206

SEMIANNUAL REPORT                        APRIL 30, 2012

NT Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLTX	13.88%	5.48%	5.25%	6.51%	5/12/06
Russell 1000 Growth Index	—	14.13%	7.26%	4.11%	5.42%(2)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.78%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	7.4%
Microsoft Corp.	3.5%
Exxon Mobil Corp.	3.3%
Coca-Cola Co. (The)	3.0%
Google, Inc., Class A	2.5%
Schlumberger Ltd.	2.5%
PepsiCo, Inc.	2.2%
International Business Machines Corp.	2.1%
EMC Corp.	1.8%
Abbott Laboratories	1.8%

Top Five Industries	% of net assets
Computers and Peripherals	10.2%
Oil, Gas and Consumable Fuels	7.0%
Software	6.8%
Beverages	5.7%
Aerospace and Defense	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Exchange-Traded Funds	0.5%
Total Equity Exposure	100.1%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(1.1)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,138.80	$4.09	0.77%
Hypothetical
Institutional Class	$1,000	$1,021.03	$3.87	0.77%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AEROSPACE AND DEFENSE — 4.7%
Hexcel Corp.(1)	69,141	$1,893,081
Honeywell International, Inc.	147,829	8,967,307
Precision Castparts Corp.	22,096	3,897,071
Textron, Inc.	109,093	2,906,238
United Technologies Corp.	126,185	10,301,743
		27,965,440
AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	97,729	7,636,544
AUTO COMPONENTS — 1.7%
Autoliv, Inc.	63,997	4,015,172
BorgWarner, Inc.(1)	77,896	6,156,900
		10,172,072
AUTOMOBILES — 0.8%
Harley-Davidson, Inc.	85,269	4,462,127
BEVERAGES — 5.7%
Boston Beer Co., Inc., Class A(1)	7,566	781,719
Brown-Forman Corp., Class B	18,267	1,577,356
Coca-Cola Co. (The)	231,404	17,660,753
Monster Beverage Corp.(1)	17,499	1,136,735
PepsiCo, Inc.	196,999	13,001,934
		34,158,497
BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc.(1)	29,860	2,696,955
Cepheid, Inc.(1)	33,507	1,287,004
Gilead Sciences, Inc.(1)	75,713	3,937,833
Medivation, Inc.(1)	10,813	874,556
		8,796,348
CAPITAL MARKETS — 0.9%
BlackRock, Inc.	27,447	5,258,296
CHEMICALS — 2.1%
E.I. du Pont de Nemours & Co.	104,706	5,597,583
Monsanto Co.	51,443	3,918,928
Rockwood Holdings, Inc.(1)	53,253	2,947,021
		12,463,532
COMMERCIAL BANKS — 1.1%
Wells Fargo & Co.	203,753	6,811,463
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	304,273	6,131,101
F5 Networks, Inc.(1)	23,292	3,119,497
QUALCOMM, Inc.	155,932	9,954,699
		19,205,297
COMPUTERS AND PERIPHERALS — 10.2%
Apple, Inc.(1)	75,713	$44,234,563
Dell, Inc.(1)	188,958	3,093,243
EMC Corp.(1)	385,333	10,870,244
NetApp, Inc.(1)	67,369	2,615,938
		60,813,988
ELECTRICAL EQUIPMENT — 0.4%
Rockwell Automation, Inc.	30,871	2,387,563
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Jabil Circuit, Inc.	98,030	2,298,804
Trimble Navigation Ltd.(1)	27,731	1,501,356
		3,800,160
ENERGY EQUIPMENT AND SERVICES — 3.8%
Core Laboratories NV	19,599	2,684,671
Hornbeck Offshore Services, Inc.(1)	32,415	1,349,437
Oceaneering International, Inc.	72,499	3,743,123
Schlumberger Ltd.	198,786	14,737,994
		22,515,225
FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	65,236	5,751,858
CVS Caremark Corp.	100,186	4,470,299
Whole Foods Market, Inc.	37,423	3,108,729
		13,330,886
FOOD PRODUCTS — 2.0%
Hershey Co. (The)	65,524	4,390,763
Kellogg Co.	120,419	6,089,589
Mead Johnson Nutrition Co.	14,650	1,253,454
		11,733,806
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.7%
Cooper Cos., Inc. (The)	19,500	1,719,315
Covidien plc	82,372	4,549,405
DENTSPLY International, Inc.	29,143	1,196,612
Edwards Lifesciences Corp.(1)	29,836	2,475,493
Gen-Probe, Inc.(1)	15,732	1,282,945
Hill-Rom Holdings, Inc.	46,299	1,502,402
IDEXX Laboratories, Inc.(1)	15,355	1,350,165
Intuitive Surgical, Inc.(1)	4,783	2,765,531
ResMed, Inc.(1)	61,514	2,092,091
Zimmer Holdings, Inc.	46,746	2,941,726
		21,875,685
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Express Scripts Holding Co.(1)	112,628	6,283,516

8

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 4.2%
Chipotle Mexican Grill, Inc.(1)	5,221	$2,162,277
Marriott International, Inc. Class A	171,904	6,719,727
McDonald’s Corp.	77,120	7,515,344
Starbucks Corp.	148,357	8,512,725
		24,910,073
HOUSEHOLD DURABLES — 0.6%
Mohawk Industries, Inc.(1)	32,179	2,156,636
Tempur-Pedic International, Inc.(1)	27,026	1,590,210
		3,746,846
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	27,232	1,383,385
Colgate-Palmolive Co.	84,287	8,339,356
		9,722,741
INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	87,839	4,762,631
INSURANCE — 0.4%
Brown & Brown, Inc.	81,250	2,191,313
INTERNET AND CATALOG RETAIL — 1.8%
Amazon.com, Inc.(1)	44,978	10,430,398
INTERNET SOFTWARE AND SERVICES — 2.5%
Google, Inc., Class A(1)	24,587	14,880,790
IT SERVICES — 4.6%
Accenture plc, Class A	75,022	4,872,679
Automatic Data Processing, Inc.	83,491	4,643,769
International Business Machines Corp.	58,913	12,199,704
MasterCard, Inc., Class A	12,493	5,650,209
		27,366,361
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	86,349	3,642,201
MACHINERY — 2.8%
Cummins, Inc.	35,711	4,136,405
Deere & Co.	32,615	2,686,171
Illinois Tool Works, Inc.	116,744	6,698,771
Terex Corp.(1)	143,643	3,252,078
		16,773,425
MARINE — 0.3%
Kirby Corp.(1)	29,627	1,966,344
MEDIA — 2.2%
CBS Corp., Class B	107,133	3,572,886
Time Warner Cable, Inc.	81,211	6,533,425
Viacom, Inc., Class B	68,065	3,157,535
		13,263,846
METALS AND MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	134,899	$5,166,632
Nucor Corp.	65,197	2,556,374
		7,723,006
MULTILINE RETAIL — 1.6%
Dollar General Corp.(1)	69,235	3,285,893
JC Penney Co., Inc.	43,354	1,563,345
Macy’s, Inc.	120,144	4,928,307
		9,777,545
OIL, GAS AND CONSUMABLE FUELS — 7.0%
Devon Energy Corp.	56,912	3,975,303
EOG Resources, Inc.	48,998	5,380,470
Exxon Mobil Corp.	226,969	19,596,504
Noble Energy, Inc.	56,992	5,660,446
Occidental Petroleum Corp.	76,101	6,941,933
		41,554,656
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	50,387	3,292,790
PHARMACEUTICALS — 3.5%
Abbott Laboratories	169,903	10,544,180
Allergan, Inc.	34,684	3,329,664
Johnson & Johnson	104,855	6,825,012
		20,698,856
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Campus Communities, Inc.	39,825	1,770,221
AvalonBay Communities, Inc.	10,737	1,561,160
Simon Property Group, Inc.	20,043	3,118,691
		6,450,072
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)	115,164	2,166,235
ROAD AND RAIL — 0.7%
Union Pacific Corp.	35,244	3,962,835
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Avago Technologies Ltd.	48,548	1,673,935
Broadcom Corp., Class A(1)	97,987	3,586,324
Linear Technology Corp.	107,644	3,521,035
Marvell Technology Group Ltd.(1)	244,529	3,670,380
Xilinx, Inc.	129,578	4,714,048
		17,165,722
SOFTWARE — 6.8%
Cerner Corp.(1)	29,127	2,361,908
Check Point Software Technologies Ltd.(1)	32,602	1,895,154
Citrix Systems, Inc.(1)	38,425	3,289,564

9

	Shares	Value
CommVault Systems, Inc.(1)	16,236	$845,409
Fortinet, Inc.(1)	35,997	940,242
Microsoft Corp.	643,725	20,612,074
Oracle Corp.	261,471	7,684,633
QLIK Technologies, Inc.(1)	42,969	1,237,937
Red Hat, Inc.(1)	26,507	1,580,082
		40,447,003
SPECIALTY RETAIL — 2.3%
Home Depot, Inc. (The)	122,892	6,364,577
O’Reilly Automotive, Inc.(1)	33,739	3,558,115
Tractor Supply Co.	15,074	1,483,432
Urban Outfitters, Inc.(1)	71,006	2,056,334
		13,462,458
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Coach, Inc.	59,626	4,362,238
Lululemon Athletica, Inc.(1)	15,005	1,112,471
		5,474,709
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Crown Castle International Corp.(1)	119,711	6,776,840
TOTAL COMMON STOCKS (Cost $464,567,975)		592,280,141
Exchange-Traded Funds — 0.5%
iShares Russell 1000 Growth Index Fund (Cost $2,791,519)	42,412	2,799,192
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 2.375%, 2/28/15 - 10/31/15, valued at $2,571,157), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $2,520,836)		2,520,825
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $1,606,157), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $1,575,520)		$1,575,515
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $2,107,789), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $2,064,851)		2,064,845
SSgA U.S. Government Money Market Fund	6	6
TOTAL TEMPORARYCASH INVESTMENTS (Cost $6,161,191)		6,161,191
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $473,520,685)		601,240,524
OTHER ASSETS AND LIABILITIES — (1.1)%		(6,622,359)
TOTAL NET ASSETS — 100.0%		$594,618,165

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $473,520,685)	$601,240,524
Receivable for investments sold	1,778,514
Dividends and interest receivable	335,146
603,354,184

Liabilities
Payable for investments purchased	5,611,784
Payable for capital shares redeemed	2,759,810
Accrued management fees	364,425
8,736,019

Net Assets	$594,618,165

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	45,276,265

Net Asset Value Per Share	$13.13

Net Assets Consist of:
Capital (par value and paid-in surplus)	$460,512,482
Undistributed net investment income	767,161
Undistributed net realized gain	5,617,612
Net unrealized appreciation	127,720,910
$594,618,165

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,575)	$3,624,377
Interest	2,458
3,626,835

Expenses:
Management fees	1,958,119
Directors’ fees and expenses	7,682
1,965,801

Net investment income (loss)	1,661,034

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,039,534
Futures contract transactions	200,576
Foreign currency transactions	(245)
11,239,865

Change in net unrealized appreciation (depreciation) on:
Investments	55,681,792
Translation of assets and liabilities in foreign currencies	(88)
55,681,704

Net realized and unrealized gain (loss)	66,921,569

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,582,603

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$1,661,034	$3,241,841
Net realized gain (loss)	11,239,865	18,719,430
Change in net unrealized appreciation (depreciation)	55,681,704	6,731,577
Net increase (decrease) in net assets resulting from operations	68,582,603	28,692,848

Distributions to Shareholders
From net investment income	(3,102,332)	(2,311,137)
From net realized gains	(11,931,445)	—
Decrease in net assets from distributions	(15,033,777)	(2,311,137)

Capital Share Transactions
Proceeds from shares sold	77,351,218	112,894,557
Proceeds from reinvestment of distributions	15,033,777	2,311,137
Payments for shares redeemed	(13,160,507)	(20,159,480)
Net increase (decrease) in net assets from capital share transactions	79,224,488	95,046,214

Net increase (decrease) in net assets	132,773,314	121,427,925

Net Assets
Beginning of period	461,844,851	340,416,926
End of period	$594,618,165	$461,844,851

Undistributed net investment income	$767,161	$2,208,459

Transactions in Shares of the Fund
Sold	6,275,838	9,513,850
Issued in reinvestment of distributions	1,326,900	196,358
Redeemed	(1,073,586)	(1,751,186)
Net increase (decrease) in shares of the fund	6,529,152	7,959,022

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of larger-sized companies that management believes will increase in value over time. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.600% to 0.800%. The effective annual management fee for the six months ended April 30, 2012 was 0.77%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $235,946,346 and $162,525,900, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$592,280,141	—	—
Exchange-Traded Funds	2,799,192	—	—
Temporary Cash Investments	6	$6,161,185	—
Total Value of Investment Securities	$595,079,339	$6,161,185	—

16

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any equity risk derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $200,576 in net realized gain (loss) on futures contract transactions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$479,290,273
Gross tax appreciation of investments	$123,985,369
Gross tax depreciation of investments	(2,035,118)
Net tax appreciation (depreciation) of investments	$121,950,251

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(2)	$11.92	0.04(3)	1.55	1.59	(0.08)	(0.30)	(0.38)	$13.13	13.88%	0.77%(4)	0.65%(4)	32%	$594,618
2011	$11.06	0.09(3)	0.85	0.94	(0.08)	—	(0.08)	$11.92	8.48%	0.78%	0.78%	95%	$461,845
2010	$9.34	0.06(3)	1.71	1.77	(0.05)	—	(0.05)	$11.06	18.94%	0.79%	0.63%	95%	$340,417
2009	$8.13	0.06(3)	1.21	1.27	(0.06)	—	(0.06)	$9.34	15.88%	0.80%	0.67%	132%	$208,337
2008	$12.87	0.04(3)	(4.19)	(4.15)	(0.03)	(0.56)	(0.59)	$8.13	(33.68)%	0.80%	0.38%	136%	$83,440
2007	$10.57	0.04	2.29	2.33	(0.03)	—	(0.03)	$12.87	22.12%	0.80%	0.35%	140%	$88,446

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended April 30, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75369   1206

SEMIANNUAL REPORT                            APRIL 30, 2012

New Opportunities Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWNOX	12.18%	-4.45%	2.77%	4.64%	6.70%	12/26/96
Russell 2500 Growth Index	—	11.72%	-1.61%	4.08%	7.26%	6.44%(2)	—
Institutional Class	TWNIX	12.42%	-4.10%	—	—	16.30%	3/1/10
A Class No sales charge* With sales charge*	TWNAX	12.10% 5.70%	-4.58% -10.03%	— —	— —	15.79% 12.67%	3/1/10
C Class No sales charge* With sales charge*	TWNCX	11.72% 10.72%	-5.31% -5.31%	— —	— —	14.89% 14.89%	3/1/10
R Class	TWNRX	12.03%	-4.82%	—	—	15.47%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/96, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.52%	1.32%	1.77%	2.52%	2.02%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Lithia Motors, Inc., Class A	1.9%
Titan International, Inc.	1.8%
Polaris Industries, Inc.	1.6%
United Rentals, Inc.	1.4%
Triumph Group, Inc.	1.3%
Titan Machinery, Inc.	1.2%
Kenexa Corp.	1.2%
Tempur-Pedic International, Inc.	1.1%
Tractor Supply Co.	1.0%
ValueClick, Inc.	1.0%

Top Five Industries	% of net assets
Machinery	7.3%
Software	7.2%
Specialty Retail	6.6%
Oil, Gas and Consumable Fuels	5.1%
Trading Companies and Distributors	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.5)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,121.80	$7.91	1.50%
Institutional Class	$1,000	$1,124.20	$6.87	1.30%
A Class	$1,000	$1,121.00	$9.23	1.75%
C Class	$1,000	$1,117.20	$13.16	2.50%
R Class	$1,000	$1,120.30	$10.54	2.00%
Hypothetical
Investor Class	$1,000	$1,017.40	$7.52	1.50%
Institutional Class	$1,000	$1,018.40	$6.52	1.30%
A Class	$1,000	$1,016.16	$8.77	1.75%
C Class	$1,000	$1,012.43	$12.51	2.50%
R Class	$1,000	$1,014.92	$10.02	2.00%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 2.7%
Astronics Corp.(1)	3,322	$105,474
BE Aerospace, Inc.(1)	19,966	939,001
TransDigm Group, Inc.(1)	10,145	1,279,487
Triumph Group, Inc.	35,722	2,244,056
		4,568,018
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc.(1)	129,425	1,254,128
Goodyear Tire & Rubber Co. (The)(1)	38,777	425,772
Tenneco, Inc.(1)	7,662	236,219
		1,916,119
BEVERAGES — 0.6%
Boston Beer Co., Inc., Class A(1)	2,744	283,510
Monster Beverage Corp.(1)	12,291	798,423
		1,081,933
BIOTECHNOLOGY — 3.5%
Acorda Therapeutics, Inc.(1)	5,643	142,429
Alkermes plc(1)	12,702	219,745
Amylin Pharmaceuticals, Inc.(1)	18,388	476,433
ARIAD Pharmaceuticals, Inc.(1)	19,600	319,480
BioMarin Pharmaceutical, Inc.(1)	14,582	505,995
Cepheid, Inc.(1)	8,309	319,149
Cubist Pharmaceuticals, Inc.(1)	8,329	352,150
Human Genome Sciences, Inc.(1)	25,375	373,266
Incyte Corp. Ltd.(1)	12,283	278,578
Medivation, Inc.(1)	4,217	341,071
Myriad Genetics, Inc.(1)	11,552	300,468
Onyx Pharmaceuticals, Inc.(1)	8,678	394,936
Regeneron Pharmaceuticals, Inc.(1)	9,516	1,287,134
Seattle Genetics, Inc.(1)	12,158	240,364
Theravance, Inc.(1)	7,702	166,671
United Therapeutics Corp.(1)	6,642	290,588
		6,008,457
BUILDING PRODUCTS — 0.3%
Apogee Enterprises, Inc.	28,077	431,263
CAPITAL MARKETS — 1.0%
Eaton Vance Corp.	15,185	399,365
Lazard Ltd. Class A	13,643	375,319
SEI Investments Co.	17,041	344,058
Triangle Capital Corp.	23,153	467,922
WisdomTree Investments, Inc.(1)	21,454	183,432
		1,770,096
CHEMICALS — 2.5%
Airgas, Inc.	11,263	$1,032,141
Albemarle Corp.	15,138	988,512
H.B. Fuller Co.	19,412	638,655
International Flavors & Fragrances, Inc.	9,780	588,854
Koppers Holdings, Inc.	4,539	176,476
Kraton Performance Polymers, Inc.(1)	12,414	322,764
TPC Group, Inc.(1)	11,286	473,786
		4,221,188
COMMERCIAL BANKS — 2.5%
Banco Latinoamericano de Comercio Exterior SA E Shares	19,536	407,326
Cathay General Bancorp.	31,175	536,834
City National Corp.	12,617	671,981
Columbia Banking System, Inc.	10,870	222,726
Home Bancshares, Inc.	27,727	807,965
Pinnacle Financial Partners, Inc.(1)	16,318	298,619
Signature Bank(1)	5,434	356,960
Texas Capital Bancshares, Inc.(1)	23,902	901,344
		4,203,755
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Deluxe Corp.	26,893	640,322
G&K Services, Inc., Class A	17,996	591,348
Team, Inc.(1)	4,066	120,476
		1,352,146
COMMUNICATIONS EQUIPMENT — 1.7%
Aruba Networks, Inc.(1)	20,348	429,750
InterDigital, Inc.	5,387	149,328
JDS Uniphase Corp.(1)	35,037	425,700
Netgear, Inc.(1)	16,466	633,941
Polycom, Inc.(1)	20,515	272,234
Procera Networks, Inc.(1)	11,219	232,906
Riverbed Technology, Inc.(1)	19,037	375,600
Sycamore Networks, Inc.(1)	20,867	325,316
		2,844,775
COMPUTERS AND PERIPHERALS — 0.2%
Electronics for Imaging, Inc.(1)	23,454	418,654
CONSTRUCTION AND ENGINEERING — 0.2%
Dycom Industries, Inc.(1)	16,829	393,630
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	17,975	633,080

8

	Shares	Value
CONTAINERS AND PACKAGING — 1.4%
Ball Corp.	22,073	$921,768
Crown Holdings, Inc.(1)	22,992	850,244
Rock-Tenn Co., Class A	10,063	627,227
		2,399,239
DIVERSIFIED CONSUMER SERVICES — 0.9%
DeVry, Inc.	7,402	237,974
Hillenbrand, Inc.	7,979	167,080
ITT Educational Services, Inc.(1)	3,743	247,113
Sotheby’s	13,181	518,277
Steiner Leisure, Ltd.(1)	4,978	233,767
Strayer Education, Inc.	1,892	186,703
		1,590,914
DIVERSIFIED FINANCIAL SERVICES — 0.9%
MarketAxess Holdings, Inc.	30,077	1,031,942
MSCI, Inc., Class A(1)	15,609	571,133
		1,603,075
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Premiere Global Services, Inc.(1)	41,084	367,702
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	22,992	1,157,187
Franklin Electric Co., Inc.	6,317	316,798
		1,473,985
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
Badger Meter, Inc.	4,601	169,961
Cognex Corp.	33,353	1,342,458
FARO Technologies, Inc.(1)	4,586	256,724
FLIR Systems, Inc.	13,921	312,666
Key Tronic Corp.(1)	11,498	132,802
Littelfuse, Inc.	11,282	707,043
OSI Systems, Inc.(1)	12,008	802,855
Trimble Navigation Ltd.(1)	20,545	1,112,306
		4,836,815
ENERGY EQUIPMENT AND SERVICES — 3.4%
Basic Energy Services, Inc.(1)	16,693	240,379
Cal Dive International, Inc.(1)	141,127	546,161
Core Laboratories NV	6,270	858,865
Dresser-Rand Group, Inc.(1)	10,666	519,221
Helmerich & Payne, Inc.	15,063	774,088
Hornbeck Offshore Services, Inc.(1)	32,257	1,342,859
Oceaneering International, Inc.	18,631	961,918
Pioneer Drilling Co.(1)	49,858	392,881
Superior Energy Services, Inc.(1)	8,315	223,840
		5,860,212
FOOD AND STAPLES RETAILING — 1.0%
Andersons, Inc. (The)	28,379	$1,430,301
Chefs’ Warehouse, Inc. (The)(1)	12,237	295,891
		1,726,192
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Align Technology, Inc.(1)	8,635	273,816
Gen-Probe, Inc.(1)	6,381	520,370
Haemonetics Corp.(1)	3,545	253,716
Hill-Rom Holdings, Inc.	7,946	257,848
IDEXX Laboratories, Inc.(1)	7,588	667,213
Integra LifeSciences Holdings Corp.(1)	2,859	106,440
Masimo Corp.(1)	7,437	164,581
Mettler-Toledo International, Inc.(1)	4,160	745,971
NuVasive, Inc.(1)	6,643	110,074
ResMed, Inc.(1)	19,173	652,074
Sirona Dental Systems, Inc.(1)	7,460	376,804
STERIS Corp.	8,092	254,170
Thoratec Corp.(1)	7,870	273,955
Volcano Corp.(1)	7,245	196,702
		4,853,734
HEALTH CARE PROVIDERS AND SERVICES — 2.4%
Accretive Health, Inc.(1)	5,466	54,988
AMERIGROUP Corp.(1)	3,976	245,558
Brookdale Senior Living, Inc.(1)	12,252	232,910
Catalyst Health Solutions, Inc.(1)	5,658	488,681
Centene Corp.(1)	4,253	168,376
Chemed Corp.	2,826	170,521
Health Management Associates, Inc., Class A(1)	34,183	246,118
HMS Holdings Corp.(1)	10,844	260,907
Lincare Holdings, Inc.	12,061	294,288
Mednax, Inc.(1)	6,384	448,412
Owens & Minor, Inc.	6,986	204,271
Patterson Cos., Inc.	5,278	179,927
PSS World Medical, Inc.(1)	7,630	182,586
Universal Health Services, Inc., Class B	11,880	507,395
WellCare Health Plans, Inc.(1)	5,731	350,623
		4,035,561
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc.(1)	20,114	222,863
athenahealth, Inc.(1)	4,641	336,240
Quality Systems, Inc.	5,322	199,043
SXC Health Solutions Corp.(1)	8,203	743,028
		1,501,174

9

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 2.1%
AFC Enterprises, Inc.(1)	15,718	$268,463
Bally Technologies, Inc.(1)	9,935	482,344
Cedar Fair LP	31,472	979,094
Marcus Corp.	5,540	69,305
Papa John’s International, Inc.(1)	13,198	531,616
Red Robin Gourmet Burgers, Inc.(1)	12,068	430,345
Shuffle Master, Inc.(1)	41,043	725,230
		3,486,397
HOUSEHOLD DURABLES — 1.6%
Tempur-Pedic International, Inc.(1)	30,799	1,812,213
Tupperware Brands Corp.	7,940	494,582
Zagg, Inc.(1)	29,155	379,890
		2,686,685
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	5,088	258,470
INDUSTRIAL CONGLOMERATES — 1.0%
Raven Industries, Inc.	23,273	1,401,267
Standex International Corp.	5,681	250,305
		1,651,572
INSURANCE — 0.8%
AMERISAFE, Inc.(1)	19,026	508,375
Amtrust Financial Services, Inc.	29,031	790,805
Employers Holdings, Inc.	7,920	137,174
		1,436,354
INTERNET AND CATALOG RETAIL — 0.2%
priceline.com, Inc.(1)	383	291,394
INTERNET SOFTWARE AND SERVICES — 4.7%
Constant Contact, Inc.(1)	10,641	257,193
Dice Holdings, Inc.(1)	97,260	1,048,463
Equinix, Inc.(1)	6,309	1,035,938
Infospace, Inc.(1)	53,389	594,220
j2 Global, Inc.	6,601	170,504
Keynote Systems, Inc.	26,393	485,631
Liquidity Services, Inc.(1)	4,568	243,611
Perficient, Inc.(1)	47,688	572,733
Rackspace Hosting, Inc.(1)	12,505	726,415
Stamps.com, Inc.(1)	30,783	893,630
ValueClick, Inc.(1)	76,681	1,624,104
Web.com Group, Inc.(1)	28,485	368,881
		8,021,323
IT SERVICES — 2.9%
Alliance Data Systems Corp.(1)	9,532	1,224,767
Broadridge Financial Solutions, Inc.	15,314	355,438
Cardtronics, Inc.(1)	18,201	479,778
Global Payments, Inc.	10,380	$481,943
Heartland Payment Systems, Inc.	44,481	1,355,336
MAXIMUS, Inc.	6,698	296,387
VeriFone Systems, Inc.(1)	14,174	675,249
		4,868,898
LEISURE EQUIPMENT AND PRODUCTS — 2.4%
Polaris Industries, Inc.	34,773	2,762,367
Smith & Wesson Holding Corp.(1)	69,272	571,494
Sturm Ruger & Co., Inc.	14,498	827,401
		4,161,262
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Bruker Corp.(1)	12,122	182,194
Charles River Laboratories International, Inc.(1)	6,627	235,457
Covance, Inc.(1)	8,210	383,900
PAREXEL International Corp.(1)	7,518	202,535
Techne Corp.	4,979	333,294
		1,337,380
MACHINERY — 7.3%
AGCO Corp.(1)	17,112	796,906
Altra Holdings, Inc.(1)	4,841	88,493
Blount International, Inc.(1)	36,570	591,337
CLARCOR, Inc.	15,669	752,425
Donaldson Co., Inc.	20,012	693,616
Gardner Denver, Inc.	8,024	522,683
Greenbrier Cos., Inc.(1)	25,858	446,051
Lindsay Corp.	16,452	1,098,829
Middleby Corp.(1)	5,650	573,306
Pall Corp.	16,705	995,785
Robbins & Myers, Inc.	18,175	885,304
Sauer-Danfoss, Inc.	28,879	1,250,749
Titan International, Inc.	106,141	3,066,414
WABCO Holdings, Inc.(1)	10,488	661,059
		12,422,957
MEDIA — 0.2%
Sinclair Broadcast Group, Inc., Class A	35,118	361,013
METALS AND MINING — 1.1%
AK Steel Holding Corp.	20,896	155,048
Compass Minerals International, Inc.	4,836	370,051
Haynes International, Inc.	9,306	580,415
Noranda Aluminum Holding Corp.	64,500	684,990
		1,790,504
MULTILINE RETAIL — 0.2%
Gordmans Stores, Inc.(1)	16,961	360,252

10

	Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 5.1%
Berry Petroleum Co., Class A	8,320	$378,976
Cabot Oil & Gas Corp.	36,863	1,295,366
CVR Energy, Inc.(1)	21,762	660,694
Goodrich Petroleum Corp.(1)	13,792	231,292
Gulfport Energy Corp.(1)	32,411	849,492
Kodiak Oil & Gas Corp.(1)	62,391	552,160
Rosetta Resources, Inc.(1)	27,082	1,361,412
SandRidge Energy, Inc.(1)	57,114	456,341
Stone Energy Corp.(1)	38,742	1,086,713
Tesoro Logistics LP	5,282	186,719
Vaalco Energy, Inc.(1)	30,800	279,356
W&T Offshore, Inc.	19,093	377,469
Western Refining, Inc.	46,079	877,805
		8,593,795
PAPER AND FOREST PRODUCTS — 0.6%
Buckeye Technologies, Inc.	18,999	615,758
Neenah Paper, Inc.	11,291	322,471
		938,229
PERSONAL PRODUCTS — 0.7%
Herbalife Ltd.	14,821	1,042,213
Nu Skin Enterprises, Inc., Class A	3,932	209,575
		1,251,788
PHARMACEUTICALS — 0.8%
Endo Pharmaceuticals Holdings, Inc.(1)	15,344	539,188
Impax Laboratories, Inc.(1)	8,494	209,207
Medicis Pharmaceutical Corp., Class A	6,987	268,790
Salix Pharmaceuticals Ltd.(1)	7,868	388,679
		1,405,864
PROFESSIONAL SERVICES — 1.5%
Advisory Board Co. (The)(1)	5,948	542,220
On Assignment, Inc.(1)	50,088	937,146
Robert Half International, Inc.	23,607	703,489
TrueBlue, Inc.(1)	24,047	415,051
		2,597,906
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Digital Realty Trust, Inc.	12,615	947,260
Federal Realty Investment Trust	5,834	587,251
Post Properties, Inc.	6,163	300,138
Rayonier, Inc.	15,791	716,122
Sovran Self Storage, Inc.	12,216	643,783
		3,194,554
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
Jones Lang LaSalle, Inc.	4,705	376,118
ROAD AND RAIL — 1.7%
Hertz Global Holdings, Inc.(1)	52,910	$815,343
J.B. Hunt Transport Services, Inc.	11,972	662,411
Kansas City Southern	15,012	1,156,224
Quality Distribution, Inc.(1)	24,985	279,083
		2,913,061
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
Atmel Corp.(1)	58,485	518,762
CEVA, Inc.(1)	19,409	428,745
Cirrus Logic, Inc.(1)	29,346	803,493
Cypress Semiconductor Corp.(1)	22,538	349,339
Entegris, Inc.(1)	25,232	223,303
ON Semiconductor Corp.(1)	64,859	535,735
Photronics, Inc.(1)	52,228	323,291
Rudolph Technologies, Inc.(1)	30,761	332,219
Semtech Corp.(1)	20,807	567,199
Silicon Motion Technology Corp. ADR(1)	31,545	536,896
Skyworks Solutions, Inc.(1)	43,304	1,175,271
Ultratech, Inc.(1)	31,771	1,014,766
		6,809,019
SOFTWARE — 7.2%
Allot Communications Ltd.(1)	45,768	1,123,147
ANSYS, Inc.(1)	13,187	884,452
Ariba, Inc.(1)	13,512	516,158
Bottomline Technologies, Inc.(1)	7,270	171,063
BroadSoft, Inc.(1)	11,009	471,295
Clicksoftware Technologies Ltd.	25,209	273,013
FactSet Research Systems, Inc.	5,008	525,139
Fortinet, Inc.(1)	20,480	534,938
Guidance Software, Inc.(1)	52,745	500,550
Informatica Corp.(1)	14,849	683,351
Kenexa Corp.(1)	60,458	1,975,163
MICROS Systems, Inc.(1)	10,682	607,058
NetScout Systems, Inc.(1)	20,124	416,365
Nuance Communications, Inc.(1)	47,273	1,155,352
PROS Holdings, Inc.(1)	36,733	723,273
Rovi Corp.(1)	11,953	341,856
Solera Holdings, Inc.	8,682	390,169
TIBCO Software, Inc.(1)	16,613	546,568
Ultimate Software Group, Inc.(1)	6,104	470,985
		12,309,895

11

	Shares	Value
SPECIALTY RETAIL — 6.6%
Abercrombie & Fitch Co., Class A	9,442	$473,705
America’s Car-Mart, Inc.(1)	11,503	528,448
Body Central Corp.(1)	8,794	267,074
Buckle, Inc. (The)	10,568	488,030
Cabela’s, Inc.(1)	8,526	322,368
CarMax, Inc.(1)	19,730	609,065
Collective Brands, Inc.(1)	9,314	193,452
Francesca’s Holdings Corp.(1)	12,603	395,104
Genesco, Inc.(1)	15,627	1,172,025
GNC Holdings, Inc. Class A	15,768	615,898
Lithia Motors, Inc., Class A	118,027	3,166,664
PetSmart, Inc.	15,958	929,713
Select Comfort Corp.(1)	11,870	342,806
Tractor Supply Co.	16,531	1,626,816
		11,131,168
TEXTILES, APPAREL AND LUXURY GOODS — 2.4%
Carter’s, Inc.(1)	10,159	551,634
Fossil, Inc.(1)	7,251	947,488
G-III Apparel Group Ltd.(1)	13,833	371,416
Iconix Brand Group, Inc.(1)	51,383	788,215
Movado Group, Inc.	23,869	676,686
Oxford Industries, Inc.	15,051	722,298
		4,057,737
THRIFTS AND MORTGAGE FINANCE — 0.1%
Berkshire Hills Bancorp, Inc.	5,204	118,079
TRADING COMPANIES AND DISTRIBUTORS — 4.9%
Applied Industrial Technologies, Inc.	12,171	478,320
Beacon Roofing Supply, Inc.(1)	39,032	1,041,764
DXP Enterprises, Inc.(1)	8,444	366,216
H&E Equipment Services, Inc.(1)	40,970	790,721
Rush Enterprises, Inc., Class A(1)	13,420	242,634
SeaCube Container Leasing Ltd.	23,804	441,564
TAL International Group, Inc.	10,282	424,750
Titan Machinery, Inc.(1)	57,411	2,045,554
United Rentals, Inc.(1)	52,587	2,454,761
		8,286,284
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
MetroPCS Communications, Inc.(1)	24,199	176,653
SBA Communications Corp., Class A(1)	14,922	801,908
		978,561
TOTAL COMMON STOCKS (Cost $139,394,764)		168,188,236
Temporary Cash Investments — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 2.375%, 2/28/15 - 10/31/15, valued at $1,029,466), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $1,009,318)		$1,009,314
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $643,090), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $630,823)		630,821
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $843,938), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $826,746)		826,744
SSgA U.S. Government Money Market Fund	214	214
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,467,093)		2,467,093
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $141,861,857)		170,655,329
OTHER ASSETS AND LIABILITIES — (0.5)%		(792,555)
TOTAL NET ASSETS — 100.0%		$169,862,774

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $141,861,857)	$170,655,329
Receivable for investments sold	1,511,669
Receivable for capital shares sold	9,595
Dividends and interest receivable	33,440
172,210,033

Liabilities
Payable for investments purchased	2,058,321
Payable for capital shares redeemed	81,704
Accrued management fees	207,098
Distribution and service fees payable	136
2,347,259

Net Assets	$169,862,774

Net Assets Consist of:
Capital (par value and paid-in surplus)	$180,276,213
Accumulated net investment loss	(659,247)
Accumulated net realized loss	(38,547,664)
Net unrealized appreciation	28,793,472
$169,862,774

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$169,410,175	20,204,065	$8.38
Institutional Class, $0.01 Par Value	$34,676	4,119	$8.42
A Class, $0.01 Par Value	$291,143	34,909	$8.34	*
C Class, $0.01 Par Value	$63,993	7,800	$8.20
R Class, $0.01 Par Value	$62,787	7,573	$8.29
*	Maximum offering price $8.85 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,680)	$776,613
Interest	355
776,968

Expenses:
Management fees	1,212,519
Distribution and service fees:
A Class	357
C Class	296
R Class	142
Directors’ fees and expenses	2,518
1,215,832

Net investment income (loss)	(438,864)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,134,326
Change in net unrealized appreciation (depreciation) on investments	16,164,853

Net realized and unrealized gain (loss)	19,299,179

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,860,315

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$(438,864)	$(1,589,679)
Net realized gain (loss)	3,134,326	24,987,553
Change in net unrealized appreciation (depreciation)	16,164,853	(10,838,613)
Net increase (decrease) in net assets resulting from operations	18,860,315	12,559,261

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(7,533,294)	(1,032,579)

Redemption Fees
Increase in net assets from redemption fees	735	42,568

Net increase (decrease) in net assets	11,327,756	11,569,250

Net Assets
Beginning of period	158,535,018	146,965,768
End of period	$169,862,774	$158,535,018

Accumulated net investment loss	$(659,247)	$(220,383)

See Notes to Financial Statements.

15

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks of small- and mid-sized companies that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.10% to 1.50% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 1.50% for the Investor Class, A Class, C Class and R Class and 1.30% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $35,483,359 and $43,945,766, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	411,170	$3,258,018	2,261,585	$17,909,206
Redeemed	(1,374,402)	(10,775,993)	(2,482,613)	(19,139,301)
	(963,232)	(7,517,975)	(221,028)	(1,230,095)
Institutional Class/Shares Authorized	25,000,000		25,000,000
A Class/Shares Authorized	25,000,000		25,000,000
Sold	2,193	16,809	27,185	214,828
Redeemed	(5,203)	(40,776)	(6,990)	(48,162)
	(3,010)	(23,967)	20,195	166,666
C Class/Shares Authorized	25,000,000		25,000,000
Sold	196	1,500	2,299	18,257
Redeemed	(130)	(992)	(410)	(3,383)
	66	508	1,889	14,874
R Class/Shares Authorized	25,000,000		25,000,000
Sold	1,130	8,398	2,191	15,976
Redeemed	(35)	(258)	—	—
	1,095	8,140	2,191	15,976
Net increase (decrease)	(965,081)	$(7,533,294)	(196,753)	$(1,032,579)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$168,188,236	—	—
Temporary Cash Investments	214	$2,466,879	—
Total Value of Investment Securities	$168,188,450	$2,466,879	—

7. Risk Factors

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$142,063,677
Gross tax appreciation of investments	$35,878,995
Gross tax depreciation of investments	(7,287,343)
Net tax appreciation (depreciation) of investments	$28,591,652

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(41,459,198), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,031,232) and $(33,427,966) expire in 2016 and 2017, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(2)	$7.47	(0.02)(3)	0.93	0.91	$8.38	12.18%	1.50%(4)	(0.54)%(4)	22%	$169,410
2011	$6.86	(0.07)(3)	0.68	0.61	$7.47	8.89%	1.50%	(0.95)%	107%	$158,117
2010	$5.06	(0.04)(3)	1.84	1.80	$6.86	33.57%	1.51%	(0.59)%	181%	$146,747
2009	$5.12	(0.02)(3)	(0.04)	(0.06)	$5.06	(1.17)%	1.50%	(0.51)%	206%	$119,287
2008	$8.58	(0.05)(3)	(3.41)	(3.46)	$5.12	(40.33)%	1.50%	(0.66)%	159%	$146,932
2007	$6.44	(0.07)	2.21	2.14	$8.58	33.23%	1.50%	(0.83)%	201%	$270,428
Institutional Class
2012(2)	$7.49	(0.01)(3)	0.94	0.93	$8.42	12.42%	1.30%(4)	(0.34)%(4)	22%	$35
2011	$6.87	(0.06)(3)	0.68	0.62	$7.49	9.02%	1.30%	(0.75)%	107%	$31
2010(5)	$6.07	(0.01)(3)	0.81	0.80	$6.87	13.18%	1.31%(4)	(0.29)%(4)	181%(6)	$28
A Class
2012(2)	$7.44	(0.03)(3)	0.93	0.90	$8.34	12.10%	1.75%(4)	(0.79)%(4)	22%	$291
2011	$6.85	(0.09)(3)	0.68	0.59	$7.44	8.61%	1.75%	(1.20)%	107%	$282
2010(5)	$6.07	(0.03)(3)	0.81	0.78	$6.85	12.85%	1.76%(4)	(0.67)%(4)	181%(6)	$121
C Class
2012(2)	$7.34	(0.06)(3)	0.92	0.86	$8.20	11.72%	2.50%(4)	(1.54)%(4)	22%	$64
2011	$6.81	(0.15)(3)	0.68	0.53	$7.34	7.78%	2.50%	(1.95)%	107%	$57
2010(5)	$6.07	(0.06)(3)	0.80	0.74	$6.81	12.19%	2.51%(4)	(1.46)%(4)	181%(6)	$40

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(2)	$7.40	(0.04)(3)	0.93	0.89	$8.29	12.03%	2.00%(4)	(1.04)%(4)	22%	$63
2011	$6.84	(0.11)(3)	0.67	0.56	$7.40	8.19%	2.00%	(1.45)%	107%	$48
2010(5)	$6.07	(0.04)(3)	0.81	0.77	$6.84	12.69%	2.01%(4)	(0.99)%(4)	181%(6)	$29

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended April 30, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	March 1, 2010 (commencement of sale) through October 31, 2010.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75363   1206

SEMIANNUAL REPORT                      APRIL 30, 2012

NT VistaSM Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

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Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLWX	12.76%	-0.44%	1.37%	2.12%	5/12/06
Russell Midcap Growth Index	—	12.26%	0.78%	3.55%	4.77%(2)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.83%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

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Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Alliance Data Systems Corp.	2.8%
SXC Health Solutions Corp.	2.5%
National Oilwell Varco, Inc.	2.2%
Teradata Corp.	2.1%
Whole Foods Market, Inc.	2.0%
SBA Communications Corp., Class A	2.0%
Kansas City Southern	1.9%
TransDigm Group, Inc.	1.8%
PetSmart, Inc.	1.8%
O’Reilly Automotive, Inc.	1.8%

Top Five Industries	% of net assets
Specialty Retail	8.1%
IT Services	5.4%
Energy Equipment and Services	5.1%
Software	4.9%
Chemicals	4.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.5%
Foreign Common Stocks*	9.6%
Total Common Stocks	99.1%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(1.3)%
*	Includes depositary shares, dual listed securities and foreign ordinary shares.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,127.60	$4.23	0.80%
Hypothetical
Institutional Class	$1,000	$1,020.89	$4.02	0.80%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.1%
AEROSPACE AND DEFENSE — 4.1%
BE Aerospace, Inc.(1)	93,000	$4,373,790
Spirit Aerosystems Holdings, Inc. Class A(1)	77,000	1,925,000
TransDigm Group, Inc.(1)	40,000	5,044,800
		11,343,590
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.(1)	38,702	3,059,006
Delphi Automotive plc(1)	42,500	1,304,325
		4,363,331
BEVERAGES — 0.5%
Monster Beverage Corp.(1)	20,000	1,299,200
BIOTECHNOLOGY — 2.2%
AlexionPharmaceuticals, Inc.(1)	51,365	4,639,287
Cepheid, Inc.(1)	36,400	1,398,124
		6,037,411
BUILDING PRODUCTS — 0.5%
Fortune Brands Home& Security, Inc.(1)	64,000	1,455,360
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.(1)	21,900	2,488,278
Jefferies Group, Inc.	82,700	1,317,411
KKR & Co. LP	147,700	2,085,524
		5,891,213
CHEMICALS — 4.8%
Airgas, Inc.	44,600	4,087,144
Albemarle Corp.	42,300	2,762,190
Celanese Corp.	26,500	1,284,190
Eastman Chemical Co.	20,500	1,106,385
FMC Corp.	23,300	2,573,485
Rockwood Holdings, Inc.(1)	25,600	1,416,704
		13,230,098
COMMERCIAL BANKS — 1.0%
Comerica, Inc.	43,500	1,392,870
East West Bancorp., Inc.	60,875	1,386,124
		2,778,994
COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Clean Harbors, Inc.(1)	40,600	2,770,544
Stericycle, Inc.(1)	31,300	2,710,580
		5,481,124
COMMUNICATIONS EQUIPMENT — 0.6%
F5 Networks, Inc.(1)	11,900	1,593,767
COMPUTERS AND PERIPHERALS — 0.6%
Seagate Technology plc	58,200	$1,790,232
CONSTRUCTION AND ENGINEERING — 1.7%
Chicago Bridge & Iron Co. NV New York Shares	42,000	1,865,640
KBR, Inc.	40,700	1,378,102
Quanta Services, Inc.(1)	60,900	1,347,108
		4,590,850
CONSUMER FINANCE — 1.2%
Discover Financial Services	98,900	3,352,710
CONTAINERS AND PACKAGING — 0.7%
Rock-Tenn Co., Class A	29,200	1,820,036
DIVERSIFIED FINANCIAL SERVICES — 0.6%
McGraw-Hill Cos., Inc. (The)	32,000	1,573,440
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Trimble Navigation Ltd.(1)	67,900	3,676,106
ENERGY EQUIPMENT AND SERVICES — 5.1%
Atwood Oceanics, Inc.(1)	28,500	1,263,405
Core Laboratories NV	16,500	2,260,170
National Oilwell Varco, Inc.	81,800	6,197,168
Oceaneering International, Inc.	44,100	2,276,883
Oil States International, Inc.(1)	26,500	2,108,870
		14,106,496
FOOD AND STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	66,700	5,540,769
FOOD PRODUCTS — 2.1%
McCormick & Co., Inc.	25,200	1,408,932
Mead Johnson Nutrition Co.	52,800	4,517,568
		5,926,500
GAS UTILITIES — 0.8%
ONEOK, Inc.	24,700	2,121,483
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Cooper Cos., Inc. (The)	16,400	1,445,988
Intuitive Surgical, Inc.(1)	1,800	1,040,760
MAKO Surgical Corp.(1)	45,000	1,858,950
Mettler-Toledo International, Inc.(1)	15,200	2,725,664
		7,071,362
HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Catalyst Health Solutions, Inc.(1)	18,300	1,580,571
Centene Corp.(1)	27,900	1,104,561
		2,685,132

8

	Shares	Value
HEALTH CARE TECHNOLOGY — 2.5%
SXC Health Solutions Corp.(1)	75,200	$6,811,616
HOTELS, RESTAURANTS AND LEISURE — 4.6%
Bally Technologies, Inc.(1)	34,700	1,684,685
Chipotle Mexican Grill, Inc.(1)	9,100	3,768,765
Domino’s Pizza, Inc.	33,600	1,270,416
Las Vegas Sands Corp.	36,500	2,025,385
Panera Bread Co., Class A(1)	12,800	2,021,376
Starwood Hotels & Resorts Worldwide, Inc.	34,900	2,066,080
		12,836,707
HOUSEHOLD DURABLES — 0.6%
Toll Brothers, Inc.(1)	70,500	1,790,700
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	53,900	2,738,120
INTERNET AND CATALOG RETAIL — 1.4%
priceline.com, Inc.(1)	5,200	3,956,264
INTERNET SOFTWARE AND SERVICES — 2.4%
Baidu, Inc. ADR(1)	25,000	3,317,500
Rackspace Hosting, Inc.(1)	58,100	3,375,029
		6,692,529
IT SERVICES — 5.4%
Alliance Data Systems Corp.(1)	60,500	7,773,645
Cognizant Technology Solutions Corp., Class A(1)	18,400	1,349,088
Teradata Corp.(1)	82,600	5,763,828
		14,886,561
MACHINERY — 3.6%
Chart Industries, Inc.(1)	35,700	2,728,551
Joy Global, Inc.	43,900	3,106,803
Terex Corp.(1)	63,900	1,446,696
Titan International, Inc.	51,763	1,495,433
Trinity Industries, Inc.	38,700	1,145,520
		9,923,003
MARINE — 0.8%
Kirby Corp.(1)	32,000	2,123,840
MEDIA — 1.4%
CBS Corp., Class B	120,500	4,018,675
METALS AND MINING — 1.7%
Carpenter Technology Corp.	43,500	2,421,210
Cliffs Natural Resources, Inc.	36,500	2,272,490
		4,693,700
MULTILINE RETAIL — 1.6%
Dollar Tree, Inc.(1)	43,450	4,417,127
OIL, GAS AND CONSUMABLE FUELS — 4.3%
Cabot Oil & Gas Corp.	71,200	$2,501,968
Concho Resources, Inc.(1)	39,600	4,244,328
Kodiak Oil & Gas Corp.(1)	152,000	1,345,200
Peabody Energy Corp.	34,600	1,076,406
SandRidge Energy, Inc.(1)	165,600	1,323,144
SM Energy Co.	21,900	1,447,809
		11,938,855
PHARMACEUTICALS — 3.0%
Elan Corp. plc ADR(1)	93,500	1,289,365
Perrigo Co.	26,900	2,821,810
Questcor Pharmaceuticals, Inc.(1)	47,300	2,123,770
Shire plc	60,900	1,986,576
		8,221,521
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Ventas, Inc.	23,200	1,363,928
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
CBRE Group, Inc.(1)	119,500	2,247,795
ROAD AND RAIL — 1.9%
Kansas City Southern	69,400	5,345,188
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
ARM Holdings plc	397,600	3,381,188
Avago Technologies Ltd.	88,700	3,058,376
KLA-Tencor Corp.	27,800	1,449,770
Xilinx, Inc.	92,000	3,346,960
		11,236,294
SOFTWARE — 4.9%
Cerner Corp.(1)	17,700	1,435,293
Check Point Software Technologies Ltd.(1)	65,300	3,795,889
Citrix Systems, Inc.(1)	53,400	4,571,574
NetSuite, Inc.(1)	60,400	2,680,552
Sourcefire, Inc.(1)	23,700	1,208,463
		13,691,771
SPECIALTY RETAIL — 8.1%
DSW, Inc., Class A	32,700	1,839,702
GNC Holdings, Inc. Class A	57,779	2,256,848
O’Reilly Automotive, Inc.(1)	46,600	4,914,436
PetSmart, Inc.	86,110	5,016,768
Tractor Supply Co.	45,700	4,497,337
Ulta Salon Cosmetics & Fragrance, Inc.	44,500	3,924,010
		22,449,101

9

	Shares	Value
TEXTILES, APPAREL AND LUXURY GOODS — 1.9%
Fossil, Inc.(1)	10,400	$1,358,968
Michael Kors Holdings Ltd.(1)	55,860	2,551,126
VF Corp.	9,900	1,505,295
		5,415,389
TRADING COMPANIES AND DISTRIBUTORS — 1.7%
Fastenal Co.	28,400	1,329,688
United Rentals, Inc.(1)	72,800	3,398,304
		4,727,992
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
SBA Communications Corp., Class A(1)	102,602	5,513,832
TOTAL COMMON STOCKS (Cost $207,438,855)		274,769,712
Temporary Cash Investments — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 2.375%, 2/28/15 - 10/31/15, valued at 2,596,944), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $2,546,118)		2,546,107
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $1,622,266), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $1,591,322)		$1,591,317
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $2,128,930), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $2,085,561)		2,085,555
SSgA U.S. Government Money Market Fund	6	6
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,222,985)		6,222,985
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $213,661,840)		280,992,697
OTHER ASSETS AND LIABILITIES — (1.3)%		(3,575,974)
TOTAL NET ASSETS — 100.0%		$277,416,723

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
93,969	GBP for USD	Credit Suisse AG	5/31/12	$152,475	$868
(Value on Settlement Date $151,607)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,764,811	GBP for USD	Credit Suisse AG	5/31/12	$4,486,209	$(26,707)
(Value on Settlement Date $4,459,502)

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $213,661,840)	$280,992,697
Receivable for investments sold	2,188,613
Unrealized gain on forward foreign currency exchange contracts	868
Dividends and interest receivable	143,884
283,326,062

Liabilities
Payable for investments purchased	4,557,546
Payable for capital shares redeemed	1,147,899
Unrealized loss on forward foreign currency exchange contracts	26,707
Accrued management fees	177,187
5,909,339

Net Assets	$277,416,723

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	24,952,005

Net Asset Value Per Share	$11.12

Net Assets Consist of:
Capital (par value and paid-in surplus)	$215,507,385
Accumulated net investment loss	(146,680)
Accumulated net realized loss	(5,250,843)
Net unrealized appreciation	67,306,861
$277,416,723

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,594)	$771,129
Interest	1,406
772,535

Expenses:
Management fees	946,989
Directors’ fees and expenses	3,562
950,551

Net investment income (loss)	(178,016)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,629,962)
Foreign currency transactions	(37,296)
(2,667,258)

Change in net unrealized appreciation (depreciation) on:
Investments	33,604,484
Translation of assets and liabilities in foreign currencies	1,904
33,606,388

Net realized and unrealized gain (loss)	30,939,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,761,114

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$(178,016)	$(508,657)
Net realized gain (loss)	(2,667,258)	9,902,344
Change in net unrealized appreciation (depreciation)	33,606,388	634,957
Net increase (decrease) in net assets resulting from operations	30,761,114	10,028,644

Distributions to Shareholders
From net realized gains	(3,557,528)	—

Capital Share Transactions
Proceeds from shares sold	36,163,798	65,778,540
Proceeds from reinvestment of distributions	3,557,528	—
Payments for shares redeemed	(4,568,248)	(22,050,710)
Net increase (decrease) in net assets from capital share transactions	35,153,078	43,727,830

Net increase (decrease) in net assets	62,356,664	53,756,474

Net Assets
Beginning of period	215,060,059	161,303,585
End of period	$277,416,723	$215,060,059

Accumulated undistributed net investment income (loss)	$(146,680)	$31,336

Transactions in Shares of the Fund
Sold	3,573,729	6,541,903
Issued in reinvestment of distributions	375,663	—
Redeemed	(443,966)	(2,177,130)
Net increase (decrease) in shares of the fund	3,505,426	4,364,773

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of medium-sized and smaller companies that management believes will increase in value over time. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.80%.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $122,994,482 and $91,934,805, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$248,169,325	—	—
Foreign Common Stocks	21,232,623	$5,367,764	—
Temporary Cash Investments	6	6,222,979	—
Total Value of Investment Securities	$269,401,954	$11,590,743	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(25,839)	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

The value of foreign currency risk derivative instruments as of April 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $868 in unrealized gain on forward foreign currency exchange contracts and a liability of $26,707 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(37,799) in net realized gain (loss) on foreign currency transactions and $3,558 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$216,080,916
Gross tax appreciation of investments	$66,837,390
Gross tax depreciation of investments	(1,925,609)
Net tax appreciation (depreciation) of investments	$64,911,781

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses(2)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(3)	$10.03	(0.01)(4)	1.26	1.25	—	(0.16)	(0.16)	$11.12	12.76%	0.80%(5)	(0.15)%(5)	39%	$277,417
2011	$9.44	(0.03)(4)	0.62	0.59	—	—	—	$10.03	6.25%	0.80%	(0.27)%	115%	$215,060
2010	$7.50	(0.02)(4)	1.96	1.94	—(6)	—	—(6)	$9.44	26.05%	0.80%	(0.26)%	152%	$161,304
2009	$7.62	(0.02)(4)	(0.10)	(0.12)	—	—	—	$7.50	(1.71)%	0.80%	(0.35)%	190%	$91,237
2008	$13.42	(0.04)(4)	(5.73)	(5.77)	—	(0.03)	(0.03)	$7.62	(43.09)%	0.81%	(0.35)%	183%	$40,136
2007	$9.00	(0.04)	4.46	4.42	—	—	—	$13.42	49.11%	0.80%	(0.36)%	147%	$44,652

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Computed using average shares outstanding throughout the period.
(5)	Annualized.
(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75370   1206

SEMIANNUAL REPORT                         APRIL 30, 2012

Small Cap Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ANOIX	12.03%	-5.35%	2.63%	7.13%	7.08%	6/1/01
Russell 2000 Growth Index	—	10.58%	-4.42%	3.27%	6.06%	4.46%(2)	—
Institutional Class	ANONX	12.18%	-5.20%	—	—	2.18%	5/18/07
A Class No sales charge* With sales charge*	ANOAX	11.84% 5.46%	-5.63% -11.02%	2.39% 1.18%	— —	10.34% 9.65%	1/31/03
B Class No sales charge* With sales charge*	ANOBX	11.58% 6.58%	-6.30% -10.30%	1.64% 1.45%	— —	9.53% 9.53%	1/31/03
C Class No sales charge* With sales charge*	ANOCX	11.53% 10.53%	-6.28% -6.28%	1.63% 1.63%	— —	9.57%(3) 9.57%(3)	1/31/03
R Class	ANORX	11.91%	-5.76%	—	—	-0.27%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 5/31/01, the date nearest the Investor Class’s inception for which data are available.
(3)	Returns would have been lower if a portion of the distribution and service fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.41%	1.21%	1.66%	2.41%	2.41%	1.91%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Titan International, Inc.	2.1%
Polaris Industries, Inc.	2.1%
Lithia Motors, Inc., Class A	2.1%
United Rentals, Inc.	1.6%
Triumph Group, Inc.	1.6%
Titan Machinery, Inc.	1.4%
Kenexa Corp.	1.3%
ValueClick, Inc.	1.2%
Tempur-Pedic International, Inc.	1.1%
Tractor Supply Co.	1.1%

Top Five Industries	% of net assets
Machinery	6.9%
Specialty Retail	6.8%
Software	6.1%
Trading Companies and Distributors	6.0%
Internet Software and Services	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(0.6)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,120.30	$7.43	1.41%
Institutional Class	$1,000	$1,121.80	$6.38	1.21%
A Class	$1,000	$1,118.40	$8.74	1.66%
B Class	$1,000	$1,115.80	$12.68	2.41%
C Class	$1,000	$1,115.30	$12.68	2.41%
R Class	$1,000	$1,119.10	$10.06	1.91%
Hypothetical
Investor Class	$1,000	$1,017.85	$7.07	1.41%
Institutional Class	$1,000	$1,018.85	$6.07	1.21%
A Class	$1,000	$1,016.61	$8.32	1.66%
B Class	$1,000	$1,012.88	$12.06	2.41%
C Class	$1,000	$1,012.88	$12.06	2.41%
R Class	$1,000	$1,015.37	$9.57	1.91%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 1.7%
Astronics Corp.(1)	15,792	$501,396
Triumph Group, Inc.	100,961	6,342,370
		6,843,766
AIR FREIGHT AND LOGISTICS — 0.1%
Forward Air Corp.	15,062	508,794
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc.(1)	344,530	3,338,496
Tenneco, Inc.(1)	33,581	1,035,302
		4,373,798
BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	8,473	875,430
BIOTECHNOLOGY — 4.7%
Achillion Pharmaceuticals, Inc.(1)	32,477	215,972
Acorda Therapeutics, Inc.(1)	26,496	668,759
Alkermes plc(1)	66,565	1,151,575
ARIAD Pharmaceuticals, Inc.(1)	105,449	1,718,819
Cepheid, Inc.(1)	44,069	1,692,690
Cubist Pharmaceuticals, Inc.(1)	41,836	1,768,826
Exelixis, Inc.(1)	108,658	521,558
Halozyme Therapeutics, Inc.(1)	60,166	486,743
ImmunoGen, Inc.(1)	39,531	504,020
Incyte Corp. Ltd.(1)	59,233	1,343,405
InterMune, Inc.(1)	18,013	188,056
Ironwood Pharmaceuticals, Inc.(1)	37,887	500,487
Isis Pharmaceuticals, Inc.(1)	70,309	562,472
Medivation, Inc.(1)	21,750	1,759,140
Momenta Pharmaceuticals, Inc.(1)	30,572	485,483
NPS Pharmaceuticals, Inc.(1)	65,910	471,916
Onyx Pharmaceuticals, Inc.(1)	44,290	2,015,638
PDL BioPharma, Inc.	86,776	545,821
Seattle Genetics, Inc.(1)	67,205	1,328,643
Theravance, Inc.(1)	39,286	850,149
		18,780,172
BUILDING PRODUCTS — 0.4%
Apogee Enterprises, Inc.	95,816	1,471,734
CAPITAL MARKETS — 0.9%
HFF, Inc., Class A(1)	107,034	$1,748,935
Triangle Capital Corp.	69,237	1,399,280
WisdomTree Investments, Inc.(1)	71,076	607,700
		3,755,915
CHEMICALS — 1.8%
Flotek Industries, Inc.(1)	152,886	2,085,365
H.B. Fuller Co.	54,156	1,781,732
Koppers Holdings, Inc.	17,260	671,069
Kraton Performance Polymers, Inc.(1)	41,779	1,086,254
TPC Group, Inc.(1)	34,953	1,467,327
		7,091,747
COMMERCIAL BANKS — 3.2%
Banco Latinoamericano de Comercio Exterior SA E Shares	63,093	1,315,489
Cathay General Bancorp.	96,543	1,662,471
City National Corp.	33,682	1,793,903
Columbia Banking System, Inc.	41,673	853,880
Home Bancshares, Inc.	79,852	2,326,887
Pinnacle Financial Partners, Inc.(1)	59,264	1,084,531
Signature Bank(1)	21,452	1,409,182
Texas Capital Bancshares, Inc.(1)	69,552	2,622,806
		13,069,149
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Deluxe Corp.	83,803	1,995,350
G&K Services, Inc., Class A	60,197	1,978,073
Team, Inc.(1)	27,570	816,899
		4,790,322
COMMUNICATIONS EQUIPMENT — 2.0%
Aruba Networks, Inc.(1)	65,679	1,387,140
InterDigital, Inc.	19,403	537,851
Netgear, Inc.(1)	56,441	2,172,978
Procera Networks, Inc.(1)	102,347	2,124,724
Sycamore Networks, Inc.(1)	71,401	1,113,142
Tessco Technologies, Inc.	27,404	548,080
		7,883,915
COMPUTERS AND PERIPHERALS — 0.4%
Electronics for Imaging, Inc.(1)	68,377	1,220,529
Synaptics, Inc.(1)	17,428	535,214
		1,755,743

8

	Shares	Value
CONSTRUCTION AND ENGINEERING — 0.3%
Dycom Industries, Inc.(1)	54,539	$1,275,667
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	55,165	1,942,911
DIVERSIFIED CONSUMER SERVICES — 0.7%
Sotheby’s	48,508	1,907,335
Steiner Leisure, Ltd.(1)	19,589	919,899
		2,827,234
DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	82,585	2,833,491
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Premiere Global Services, Inc.(1)	149,949	1,342,044
ELECTRICAL EQUIPMENT — 0.3%
Franklin Electric Co., Inc.	23,822	1,194,673
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.7%
Badger Meter, Inc.	16,390	605,447
Cognex Corp.	92,316	3,715,719
FARO Technologies, Inc.(1)	21,768	1,218,573
Key Tronic Corp.(1)	40,988	473,411
Littelfuse, Inc.	38,650	2,422,195
OSI Systems, Inc.(1)	34,489	2,305,935
		10,741,280
ENERGY EQUIPMENT AND SERVICES — 2.9%
Basic Energy Services, Inc.(1)	56,596	814,982
Cal Dive International, Inc.(1)	553,935	2,143,728
Hornbeck Offshore Services, Inc.(1)	87,293	3,634,008
Mitcham Industries, Inc.(1)	127,719	3,034,603
Pioneer Drilling Co.(1)	164,633	1,297,308
Superior Energy Services, Inc.(1)	27,319	735,428
		11,660,057
FOOD AND STAPLES RETAILING — 1.2%
Andersons, Inc. (The)	79,135	3,988,404
Chefs’ Warehouse, Inc. (The)(1)	39,400	952,692
		4,941,096
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.5%
Abaxis, Inc.(1)	16,424	585,023
Align Technology, Inc.(1)	41,461	1,314,728
Arthrocare Corp.(1)	19,671	490,988
Cyberonics, Inc.(1)	19,787	757,842
DexCom, Inc.(1)	49,554	485,134
Haemonetics Corp.(1)	17,442	1,248,324
HeartWare International, Inc.(1)	8,846	689,634
Insulet Corp.(1)	33,579	$599,721
Integra LifeSciences Holdings Corp.(1)	15,468	575,874
MAKO Surgical Corp.(1)	22,547	931,417
Masimo Corp.(1)	36,659	811,264
Meridian Bioscience, Inc.	29,397	604,108
Neogen Corp.(1)	16,085	627,154
NuVasive, Inc.(1)	29,620	490,803
NxStage Medical, Inc.(1)	29,650	504,050
Orthofix International NV(1)	13,343	549,998
STERIS Corp.	40,774	1,280,711
Volcano Corp.(1)	35,398	961,056
West Pharmaceutical Services, Inc.	13,382	600,852
		14,108,681
HEALTH CARE PROVIDERS AND SERVICES — 2.4%
Accretive Health, Inc.(1)	27,524	276,891
Air Methods Corp.(1)	7,837	659,170
Bio-Reference Labs, Inc.(1)	19,701	420,025
Centene Corp.(1)	21,962	869,476
Chemed Corp.	13,532	816,521
HMS Holdings Corp.(1)	57,556	1,384,797
IPC The Hospitalist Co., Inc.(1)	12,058	463,148
Landauer, Inc.	6,939	365,824
MWI Veterinary Supply, Inc.(1)	8,654	816,938
Owens & Minor, Inc.	35,698	1,043,810
PSS World Medical, Inc.(1)	37,585	899,409
WellCare Health Plans, Inc.(1)	29,211	1,787,129
		9,803,138
HEALTH CARE TECHNOLOGY — 0.9%
athenahealth, Inc.(1)	23,245	1,684,100
Computer Programs & Systems, Inc.	8,155	485,957
MedAssets, Inc.(1)	28,454	358,805
Quality Systems, Inc.	26,408	987,659
		3,516,521
HOTELS, RESTAURANTS AND LEISURE — 2.9%
AFC Enterprises, Inc.(1)	55,158	942,099
Bally Technologies, Inc.(1)	24,882	1,208,021
Cedar Fair LP	92,210	2,868,653
Marcus Corp.	29,600	370,296
Papa John’s International, Inc.(1)	45,470	1,831,531
Red Robin Gourmet Burgers, Inc.(1)	34,761	1,239,577
Ruth’s Hospitality Group, Inc.(1)	185,026	1,280,380

9

	Shares	Value
Shuffle Master, Inc.(1)	118,698	$2,097,394
		11,837,951
HOUSEHOLD DURABLES — 1.7%
M/I Homes, Inc.(1)	101,504	1,350,003
Tempur-Pedic International, Inc.(1)	72,408	4,260,487
Zagg, Inc.(1)	86,916	1,132,515
		6,743,005
INDUSTRIAL CONGLOMERATES — 1.3%
Raven Industries, Inc.	69,887	4,207,896
Standex International Corp.	19,048	839,255
		5,047,151
INSURANCE — 1.1%
AMERISAFE, Inc.(1)	64,761	1,730,414
Amtrust Financial Services, Inc.	83,594	2,277,100
Employers Holdings, Inc.	35,246	610,461
		4,617,975
INTERNET AND CATALOG RETAIL — 0.1%
priceline.com, Inc.(1)	726	552,355
INTERNET SOFTWARE AND SERVICES — 5.3%
Constant Contact, Inc.(1)	31,991	773,223
Dice Holdings, Inc.(1)	268,730	2,896,909
Infospace, Inc.(1)	143,865	1,601,217
Internap Network Services Corp.(1)	57,024	401,449
j2 Global, Inc.	25,062	647,352
Keynote Systems, Inc.	78,050	1,436,120
Liquidity Services, Inc.(1)	16,684	889,758
Perficient, Inc.(1)	141,405	1,698,274
Rackspace Hosting, Inc.(1)	35,881	2,084,327
SPS Commerce, Inc.(1)	11,162	310,527
Stamps.com, Inc.(1)	86,657	2,515,653
ValueClick, Inc.(1)	229,215	4,854,774
Web.com Group, Inc.(1)	84,292	1,091,581
		21,201,164
IT SERVICES — 1.6%
Cardtronics, Inc.(1)	55,539	1,464,008
Heartland Payment Systems, Inc.	129,085	3,933,220
MAXIMUS, Inc.	22,058	976,067
		6,373,295
LEISURE EQUIPMENT AND PRODUCTS — 3.1%
Polaris Industries, Inc.	104,227	8,279,793
Smith & Wesson Holding Corp.(1)	200,483	1,653,985
Sturm Ruger & Co., Inc.	44,278	2,526,945
		12,460,723
LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Luminex Corp.(1)	26,937	$674,503
PAREXEL International Corp.(1)	37,826	1,019,032
Sequenom, Inc.(1)	53,755	275,226
		1,968,761
MACHINERY — 6.9%
Altra Holdings, Inc.(1)	20,693	378,268
Blount International, Inc.(1)	122,319	1,977,898
CLARCOR, Inc.	43,104	2,069,854
Flow International Corp.(1)	204,204	839,279
Greenbrier Cos., Inc.(1)	78,452	1,353,297
Lindsay Corp.	42,751	2,855,340
Middleby Corp.(1)	19,460	1,974,606
NN, Inc.(1)	227,631	1,800,561
Robbins & Myers, Inc.	57,020	2,777,444
Sauer-Danfoss, Inc.	76,052	3,293,812
Titan International, Inc.	296,053	8,552,971
		27,873,330
MEDIA — 0.3%
Sinclair Broadcast Group, Inc., Class A	127,005	1,305,611
METALS AND MINING — 1.0%
AK Steel Holding Corp.	93,675	695,069
Haynes International, Inc.	23,480	1,464,448
Noranda Aluminum Holding Corp.	185,299	1,967,875
		4,127,392
MULTILINE RETAIL — 0.3%
Gordmans Stores, Inc.(1)	51,058	1,084,472
OIL, GAS AND CONSUMABLE FUELS — 5.2%
Berry Petroleum Co., Class A	26,028	1,185,575
CVR Energy, Inc.(1)	65,107	1,976,648
Goodrich Petroleum Corp.(1)	51,913	870,581
Gulfport Energy Corp.(1)	109,292	2,864,543
Kodiak Oil & Gas Corp.(1)	194,350	1,719,997
Rosetta Resources, Inc.(1)	75,128	3,776,685
Stone Energy Corp.(1)	106,637	2,991,168
Tesoro Logistics LP	17,351	613,358
Vaalco Energy, Inc.(1)	96,523	875,464
W&T Offshore, Inc.	67,971	1,343,787
Western Refining, Inc.	131,743	2,509,704
		20,727,510
PAPER AND FOREST PRODUCTS — 1.9%
Buckeye Technologies, Inc.	97,700	3,166,457
KapStone Paper and Packaging Corp.(1)	190,042	3,432,159
Neenah Paper, Inc.	42,247	1,206,574
		7,805,190

10

	Shares	Value
PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	21,322	$1,136,463
PHARMACEUTICALS — 2.6%
Auxilium Pharmaceuticals, Inc.(1)	33,763	605,033
Impax Laboratories, Inc.(1)	39,891	982,516
Jazz Pharmaceuticals plc(1)	15,235	777,442
Medicis Pharmaceutical Corp., Class A	35,562	1,368,070
Nektar Therapeutics(1)	53,650	408,813
Optimer Pharmaceuticals, Inc.(1)	32,589	482,317
Par Pharmaceutical Cos., Inc.(1)	16,685	706,443
Questcor Pharmaceuticals, Inc.(1)	35,497	1,593,815
Salix Pharmaceuticals Ltd.(1)	39,682	1,960,291
VIVUS, Inc.(1)	64,415	1,560,131
		10,444,871
PROFESSIONAL SERVICES — 1.6%
Advisory Board Co. (The)(1)	18,858	1,719,095
Kelly Services, Inc., Class A	66,129	925,145
On Assignment, Inc.(1)	134,290	2,512,566
TrueBlue, Inc.(1)	73,142	1,262,431
		6,419,237
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Cedar Realty Trust, Inc.	101,671	530,723
Post Properties, Inc.	19,415	945,511
Sovran Self Storage, Inc.	34,662	1,826,687
		3,302,921
ROAD AND RAIL — 0.2%
Quality Distribution, Inc.(1)	77,720	868,132
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.5%
Cavium Networks, Inc.(1)	27,600	807,576
CEVA, Inc.(1)	64,490	1,424,584
Cirrus Logic, Inc.(1)	88,322	2,418,256
Entegris, Inc.(1)	138,193	1,223,008
Photronics, Inc.(1)	174,754	1,081,727
Rudolph Technologies, Inc.(1)	98,832	1,067,386
Semtech Corp.(1)	66,320	1,807,883
Silicon Motion Technology Corp. ADR(1)	97,142	1,653,357
Skyworks Solutions, Inc.(1)	126,361	3,429,438
Ultratech, Inc.(1)	99,351	3,173,271
		18,086,486
SOFTWARE — 6.1%
ACI Worldwide, Inc.(1)	7,920	$315,691
Actuate Corp.(1)	161,807	1,148,830
Allot Communications Ltd.(1)	147,544	3,620,730
Bottomline Technologies, Inc.(1)	24,156	568,391
BroadSoft, Inc.(1)	33,439	1,431,523
Clicksoftware Technologies Ltd.	97,222	1,052,914
Fortinet, Inc.(1)	50,122	1,309,187
Glu Mobile, Inc.(1)	98,673	448,962
Guidance Software, Inc.(1)	124,941	1,185,690
Kenexa Corp.(1)	163,198	5,331,679
NetScout Systems, Inc.(1)	67,303	1,392,499
PROS Holdings, Inc.(1)	127,719	2,514,787
TIBCO Software, Inc.(1)	78,091	2,569,194
Ultimate Software Group, Inc.(1)	19,500	1,504,620
		24,394,697
SPECIALTY RETAIL — 6.8%
America’s Car-Mart, Inc.(1)	34,395	1,580,106
Body Central Corp.(1)	29,536	897,008
Buckle, Inc. (The)	33,478	1,546,014
Cabela’s, Inc.(1)	27,631	1,044,728
Collective Brands, Inc.(1)	33,463	695,027
Cost Plus, Inc.(1)	94,547	1,831,375
Francesca’s Holdings Corp.(1)	38,274	1,199,890
Genesco, Inc.(1)	44,607	3,345,525
GNC Holdings, Inc. Class A	42,431	1,657,355
Lithia Motors, Inc., Class A	308,423	8,274,989
Select Comfort Corp.(1)	35,214	1,016,980
Tractor Supply Co.	42,977	4,229,367
		27,318,364
TEXTILES, APPAREL AND LUXURY GOODS — 2.4%
Carter’s, Inc.(1)	30,620	1,662,666
G-III Apparel Group Ltd.(1)	58,119	1,560,495
Iconix Brand Group, Inc.(1)	140,508	2,155,393
Movado Group, Inc.	72,318	2,050,215
Oxford Industries, Inc.	46,343	2,224,001
		9,652,770
THRIFTS AND MORTGAGE FINANCE — 0.4%
Berkshire Hills Bancorp, Inc.	23,176	525,863
Rockville Financial, Inc.	75,026	878,555
		1,404,418

11

	Shares	Value
TRADING COMPANIES AND DISTRIBUTORS — 6.0%
Applied Industrial Technologies, Inc.	36,127	$1,419,791
Beacon Roofing Supply, Inc.(1)	107,522	2,869,762
DXP Enterprises, Inc.(1)	43,281	1,877,097
H&E Equipment Services, Inc.(1)	116,980	2,257,714
Rush Enterprises, Inc., Class A(1)	48,866	883,497
SeaCube Container Leasing Ltd.	76,161	1,412,787
TAL International Group, Inc.	33,767	1,394,915
Titan Machinery, Inc.(1)	158,011	5,629,932
United Rentals, Inc.(1)	138,622	6,470,875
		24,216,370
TOTAL COMMON STOCKS (Cost $295,060,427)		398,357,892

Value
Temporary Cash Investments — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% – 2.375%, 2/28/15 – 10/31/15, valued at $2,761,374), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $2,707,329)	$2,707,318
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $1,724,982), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $1,692,080)	1,692,074
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $2,263,726), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $2,217,611)	2,217,605
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,616,997)	6,616,997
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $301,677,424)	404,974,889
OTHER ASSETS AND LIABILITIES — (0.6)%	(2,570,264)
TOTAL NET ASSETS — 100.0%	$402,404,625

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $301,677,424)	$404,974,889
Receivable for investments sold	3,159,134
Receivable for capital shares sold	205,627
Dividends and interest receivable	89,995
408,429,645

Liabilities
Disbursements in excess of demand deposit cash	28,963
Payable for investments purchased	4,907,847
Payable for capital shares redeemed	607,855
Accrued management fees	444,306
Distribution and service fees payable	36,049
6,025,020

Net Assets	$402,404,625

Net Assets Consist of:
Capital (par value and paid-in surplus)	$560,844,827
Accumulated net investment loss	(1,164,805)
Accumulated net realized loss	(260,572,862)
Net unrealized appreciation	103,297,465
$402,404,625

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$160,101,981	17,722,530	$9.03
Institutional Class, $0.01 Par Value	$112,367,446	12,318,843	$9.12
A Class, $0.01 Par Value	$113,686,599	12,796,612	$8.88	*
B Class, $0.01 Par Value	$2,069,913	244,117	$8.48
C Class, $0.01 Par Value	$12,974,377	1,524,201	$8.51
R Class, $0.01 Par Value	$1,204,309	136,438	$8.83
*	Maximum offering price $9.42 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,276)	$2,063,582
Interest	802
2,064,384

Expenses:
Management fees	2,668,572
Distribution and service fees:
A Class	141,014
B Class	10,358
C Class	62,906
R Class	3,040
Directors’ fees and expenses	8,441
Other expenses	139
2,894,470

Net investment income (loss)	(830,086)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	13,031,000
Change in net unrealized appreciation (depreciation) on investments	32,719,991

Net realized and unrealized gain (loss)	45,750,991

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,920,905

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$(830,086)	$(3,984,277)
Net realized gain (loss)	13,031,000	51,226,321
Change in net unrealized appreciation (depreciation)	32,719,991	(15,851,118)
Net increase (decrease) in net assets resulting from operations	44,920,905	31,390,926

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(46,184,202)	(29,540,806)

Redemption Fees
Increase in net assets from redemption fees	9,635	157,637

Net increase (decrease) in net assets	(1,253,662)	2,007,757

Net Assets
Beginning of period	403,658,287	401,650,530
End of period	$402,404,625	$403,658,287

Accumulated net investment loss	$(1,164,805)	$(334,719)

See Notes to Financial Statements.

15

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in small cap companies that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

17

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.10% to 1.50% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 1.41% for the Investor Class, A Class, B Class, C Class and R Class and 1.21% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $98,092,647 and $145,837,390, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	165,000,000		165,000,000
Sold	1,054,435	$9,261,825	8,803,517	$75,368,241
Redeemed	(3,960,890)	(33,473,766)	(7,346,365)	(61,075,419)
	(2,906,455)	(24,211,941)	1,457,152	14,292,822
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	1,181,517	10,017,952	2,202,843	18,437,124
Redeemed	(1,840,016)	(15,560,310)	(4,492,812)	(37,796,193)
	(658,499)	(5,542,358)	(2,289,969)	(19,359,069)
A Class/Shares Authorized	110,000,000		110,000,000
Sold	532,912	4,468,710	2,317,591	19,344,137
Redeemed	(2,320,890)	(19,245,845)	(4,972,627)	(41,162,124)
	(1,787,978)	(14,777,135)	(2,655,036)	(21,817,987)
B Class/Shares Authorized	20,000,000		20,000,000
Sold	2,663	22,559	11,789	88,253
Redeemed	(47,554)	(373,375)	(160,539)	(1,294,643)
	(44,891)	(350,816)	(148,750)	(1,206,390)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	84,744	683,146	496,741	4,074,090
Redeemed	(223,402)	(1,794,638)	(725,256)	(5,727,473)
	(138,658)	(1,111,492)	(228,515)	(1,653,383)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	24,933	206,086	79,880	673,191
Redeemed	(48,817)	(396,546)	(55,683)	(469,990)
	(23,884)	(190,460)	24,197	203,201
Net increase (decrease)	(5,560,365)	$(46,184,202)	(3,840,921)	$(29,540,806)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

19

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$398,357,892	—	—
Temporary Cash Investments	—	$6,616,997	—
Total Value of Investment Securities	$398,357,892	$6,616,997	—

7. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$305,109,155
Gross tax appreciation of investments	$107,366,180
Gross tax depreciation of investments	(7,500,446)
Net tax appreciation (depreciation) of investments	$99,865,734

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(269,876,160), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2014	2015	2016	2017
$(32,333,611)	—	$(125,173,360)	$(112,369,189)

The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(4)	$8.06	(0.02)	0.99	0.97	—	$9.03	12.03%	1.41%(5)	(0.36)%(5)	25%	$160,102
2011	$7.45	(0.07)	0.68	0.61	—	$8.06	8.19%	1.40%	(0.84)%	108%	$166,243
2010	$5.47	(0.03)	2.01	1.98	—	$7.45	36.20%	1.42%	(0.48)%	183%	$142,793
2009	$5.57	(0.02)	(0.08)	(0.10)	—	$5.47	(1.80)%	1.41%	(0.40)%	204%	$170,125
2008	$9.42	(0.04)	(3.73)	(3.77)	(0.08)	$5.57	(40.34)%	1.36%	(0.49)%	148%	$222,017
2007	$7.63	(0.05)	2.52	2.47	(0.68)	$9.42	35.22%	1.41%	(0.70)%	204%	$303,189
Institutional Class
2012(4)	$8.13	(0.01)	1.00	0.99	—	$9.12	12.18%	1.21%(5)	(0.16)%(5)	25%	$112,367
2011	$7.50	(0.05)	0.68	0.63	—	$8.13	8.40%	1.20%	(0.64)%	108%	$105,520
2010	$5.49	(0.02)	2.03	2.01	—	$7.50	36.61%	1.22%	(0.28)%	183%	$114,513
2009	$5.59	(0.01)	(0.09)	(0.10)	—	$5.49	(1.79)%	1.21%	(0.20)%	204%	$108,261
2008	$9.43	(0.02)	(3.74)	(3.76)	(0.08)	$5.59	(40.19)%	1.16%	(0.29)%	148%	$91,791
2007(6)	$8.27	(0.03)	1.19	1.16	—	$9.43	14.03%	1.21%(5)	(0.65)%(5)	204%(7)	$18,384

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2012(4)	$7.94	(0.03)	0.97	0.94	—	$8.88	11.84%	1.66%(5)	(0.61)%(5)	25%	$113,687
2011	$7.35	(0.09)	0.68	0.59	—	$7.94	8.03%	1.65%	(1.09)%	108%	$115,741
2010	$5.41	(0.05)	1.99	1.94	—	$7.35	35.86%	1.67%	(0.73)%	183%	$126,763
2009	$5.53	(0.03)	(0.09)	(0.12)	—	$5.41	(2.17)%	1.66%	(0.65)%	204%	$114,026
2008	$9.37	(0.06)	(3.70)	(3.76)	(0.08)	$5.53	(40.45)%	1.61%	(0.74)%	148%	$129,791
2007	$7.59	(0.07)	2.51	2.44	(0.66)	$9.37	34.91%	1.66%	(0.95)%	204%	$202,515
B Class
2012(4)	$7.60	(0.06)	0.94	0.88	—	$8.48	11.58%	2.41%(5)	(1.36)%(5)	25%	$2,070
2011	$7.10	(0.15)	0.65	0.50	—	$7.60	7.04%	2.40%	(1.84)%	108%	$2,197
2010	$5.26	(0.09)	1.93	1.84	—	$7.10	34.98%	2.42%	(1.48)%	183%	$3,107
2009	$5.41	(0.07)	(0.08)	(0.15)	—	$5.26	(2.77)%	2.41%	(1.40)%	204%	$2,976
2008	$9.25	(0.11)	(3.65)	(3.76)	(0.08)	$5.41	(40.97)%	2.36%	(1.49)%	148%	$2,846
2007	$7.49	(0.13)	2.49	2.36	(0.60)	$9.25	33.84%	2.41%	(1.70)%	204%	$4,549
C Class
2012(4)	$7.63	(0.06)	0.94	0.88	—	$8.51	11.53%	2.41%(5)	(1.36)%(5)	25%	$12,974
2011	$7.13	(0.15)	0.65	0.50	—	$7.63	7.01%	2.40%	(1.84)%	108%	$12,691
2010	$5.28	(0.09)	1.94	1.85	—	$7.13	35.04%	2.42%	(1.48)%	183%	$13,476
2009	$5.44	(0.07)	(0.09)	(0.16)	—	$5.28	(2.94)%	2.41%	(1.40)%	204%	$11,608
2008	$9.29	(0.11)	(3.66)	(3.77)	(0.08)	$5.44	(40.91)%	2.36%	(1.49)%	148%	$12,983
2007	$7.52	(0.13)	2.50	2.37	(0.60)	$9.29	34.02%	2.41%	(1.70)%	204%	$16,406

22

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(4)	$7.89	(0.04)	0.98	0.94	—	$8.83	11.91%	1.91%(5)	(0.86)%(5)	25%	$1,204
2011	$7.33	(0.11)	0.67	0.56	—	$7.89	7.64%	1.90%	(1.34)%	108%	$1,266
2010	$5.41	(0.06)	1.98	1.92	—	$7.33	35.49%	1.92%	(0.98)%	183%	$998
2009	$5.54	(0.06)	(0.07)	(0.13)	—	$5.41	(2.35)%	1.91%	(0.90)%	204%	$545
2008	$9.42	(0.06)	(3.74)	(3.80)	(0.08)	$5.54	(40.66)%	1.86%	(0.99)%	148%	$108
2007(8)	$9.02	(0.01)	0.41	0.40	—	$9.42	4.43%	1.91%(5)	(1.61)%(5)	204%(7)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Six months ended April 30, 2012 (unaudited).
(5)	Annualized.
(6)	May 18, 2007 (commencement of sale) through October 31, 2007.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
(8)	September 28, 2007 (commencement of sale) through October 31, 2007.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75368   1206

SEMIANNUAL REPORT             APRIL 30, 2012

Select Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCIX	13.98%	7.78%	4.53%	3.83%	12.24%	6/30/71(2)
Russell 1000 Growth Index	—	14.13%	7.26%	4.11%	5.16%	N/A(3)	—
Institutional Class	TWSIX	14.11%	8.00%	4.74%	4.04%	5.34%	3/13/97
A Class(4) No sales charge* With sales charge*	TWCAX	13.84% 7.30%	7.51% 1.33%	4.27% 3.04%	3.57% 2.96%	3.62% 3.20%	8/8/97
C Class No sales charge* With sales charge*	ACSLX	13.41% 12.41%	6.73% 6.73%	3.49% 3.49%	— —	5.66% 5.66%	1/31/03
R Class	ASERX	13.69%	7.25%	4.01%	—	3.64%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.
(3)	Benchmark began 12/29/78.
(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	9.2%
Google, Inc., Class A	4.1%
Exxon Mobil Corp.	3.1%
EMC Corp.	2.6%
Costco Wholesale Corp.	2.6%
MasterCard, Inc., Class A	2.6%
Teradata Corp.	2.6%
Philip Morris International, Inc.	2.5%
TJX Cos., Inc. (The)	2.2%
UnitedHealth Group, Inc.	2.2%

Top Five Industries	% of net assets
Computers and Peripherals	11.8%
Internet Software and Services	5.5%
IT Services	5.2%
Oil, Gas and Consumable Fuels	5.0%
Energy Equipment and Services	4.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	92.5%
Foreign Common Stocks*	6.3%
Total Common Stocks	98.8%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.1%
*	Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,139.80	$5.32	1.00%
Institutional Class	$1,000	$1,141.10	$4.26	0.80%
A Class	$1,000	$1,138.40	$6.65	1.25%
C Class	$1,000	$1,134.10	$10.61	2.00%
R Class	$1,000	$1,136.90	$7.97	1.50%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
Institutional Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE AND DEFENSE — 3.3%
General Dynamics Corp.	523,100	$35,309,250
Rockwell Collins, Inc.	570,000	31,857,300
		67,166,550
AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	391,000	30,552,740
BEVERAGES — 1.6%
Diageo plc	1,309,695	32,966,562
BIOTECHNOLOGY — 4.1%
Biogen Idec, Inc.(1)	293,600	39,345,336
Gilead Sciences, Inc.(1)	831,101	43,225,563
		82,570,899
CAPITAL MARKETS — 1.7%
Franklin Resources, Inc.	272,800	34,239,128
CHEMICALS — 3.3%
Monsanto Co.	548,000	41,746,640
Potash Corp. of Saskatchewan, Inc.	576,200	24,476,976
		66,223,616
COMMUNICATIONS EQUIPMENT — 2.2%
QUALCOMM, Inc.	685,600	43,768,704
COMPUTERS AND PERIPHERALS — 11.8%
Apple, Inc.(1)	316,600	184,970,384
EMC Corp.(1)	1,880,700	53,054,547
		238,024,931
DIVERSIFIED FINANCIAL SERVICES — 2.2%
CME Group, Inc.	65,300	17,358,046
Hong Kong Exchanges and Clearing Ltd.	601,508	9,621,151
JPMorgan Chase & Co.	393,900	16,929,822
		43,909,019
ELECTRICAL EQUIPMENT — 3.2%
ABB Ltd. ADR(1)	1,392,400	26,274,588
Emerson Electric Co.	728,100	38,254,374
		64,528,962
ENERGY EQUIPMENT AND SERVICES — 4.5%
Diamond Offshore Drilling, Inc.	293,400	20,112,570
Halliburton Co.	720,100	24,641,822
National Oilwell Varco, Inc.	192,900	14,614,104
Schlumberger Ltd.	428,300	31,754,162
		91,122,658
FOOD AND STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	596,500	52,593,405
FOOD PRODUCTS — 2.2%
Hershey Co. (The)	225,300	$15,097,353
Mead Johnson Nutrition Co.	339,000	29,004,840
		44,102,193
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.3%
Intuitive Surgical, Inc.(1)	46,400	26,828,480
HEALTH CARE PROVIDERS AND SERVICES — 3.1%
Express Scripts Holding Co.(1)	315,009	17,574,352
UnitedHealth Group, Inc.	781,200	43,864,380
		61,438,732
HOTELS, RESTAURANTS AND LEISURE — 2.0%
McDonald’s Corp.	346,400	33,756,680
Peet’s Coffee & Tea, Inc.(1)	85,500	6,568,110
		40,324,790
HOUSEHOLD DURABLES — 1.2%
Harman International Industries, Inc.	465,400	23,074,532
INSURANCE — 0.8%
Travelers Cos., Inc. (The)	242,400	15,591,168
INTERNET AND CATALOG RETAIL — 2.8%
Amazon.com, Inc.(1)	173,400	40,211,460
Netflix, Inc.(1)	193,100	15,475,034
		55,686,494
INTERNET SOFTWARE AND SERVICES — 5.5%
Baidu, Inc. ADR(1)	195,100	25,889,770
Google, Inc., Class A(1)	135,700	82,129,711
Responsys, Inc.(1)	125,200	1,600,056
		109,619,537
IT SERVICES — 5.2%
MasterCard, Inc., Class A	115,600	52,282,412
Teradata Corp.(1)	743,700	51,895,386
		104,177,798
LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Hasbro, Inc.	498,900	18,329,586
MACHINERY — 3.5%
Graco, Inc.	278,600	14,852,166
Nordson Corp.	339,400	18,293,660
Parker-Hannifin Corp.	411,700	36,101,973
		69,247,799
MEDIA — 1.4%
Walt Disney Co. (The)	663,500	28,603,485
METALS AND MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	660,500	25,297,150
MULTILINE RETAIL — 1.2%
J.C. Penney Co., Inc.	686,000	24,737,160

8

	Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 5.0%
Exxon Mobil Corp.	732,800	$63,269,952
Occidental Petroleum Corp.	414,100	37,774,202
		101,044,154
PERSONAL PRODUCTS — 1.4%
Estee Lauder Cos., Inc. (The), Class A	443,400	28,976,190
PHARMACEUTICALS — 1.9%
Allergan, Inc.	332,300	31,900,800
Teva Pharmaceutical Industries Ltd. ADR	148,400	6,787,816
		38,688,616
PROFESSIONAL SERVICES — 1.0%
IHS, Inc. Class A(1)	119,200	12,047,544
Verisk Analytics, Inc. Class A(1)	175,300	8,580,935
		20,628,479
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp.	101,300	6,643,254
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Broadcom Corp., Class A(1)	675,600	24,726,960
Linear Technology Corp.	1,089,300	35,631,003
		60,357,963
SOFTWARE — 3.0%
Adobe Systems, Inc.(1)	546,400	18,337,184
Microsoft Corp.	292,000	9,349,840
Oracle Corp.	1,109,200	32,599,388
		60,286,412
SPECIALTY RETAIL — 2.8%
Limited Brands, Inc.	222,600	11,063,220
TJX Cos., Inc. (The)	1,076,800	44,913,328
		55,976,548
TEXTILES, APPAREL AND LUXURY GOODS — 3.5%
Coach, Inc.	578,700	$42,337,692
Fossil, Inc.(1)	196,600	25,689,722
Tumi Holdings, Inc.(1)	75,000	1,910,250
		69,937,664
TOBACCO — 2.5%
Philip Morris International, Inc.	559,700	50,098,747
TOTAL COMMON STOCKS (Cost $1,276,561,996)		1,987,364,105
Temporary Cash Investments — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% – 2.375%, 2/28/15 – 10/31/15, valued at $9,706,828), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $9,516,850)		9,516,811
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $6,063,688), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $5,948,027)		5,948,007
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $7,957,489), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $7,795,384)		7,795,362
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,260,180)		23,260,180
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,299,822,176)		2,010,624,285
OTHER ASSETS AND LIABILITIES — 0.1%		1,225,963
TOTAL NET ASSETS — 100.0%		$2,011,850,248

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
663,852	CHF for USD	Credit Suisse AG	5/31/12	$731,616	$(72)
616,572	CHF for USD	Credit Suisse AG	5/31/12	679,509	316
				$1,411,125	$244
(Value on Settlement Date $1,410,881)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
21,481,315	CHF for USD	Credit Suisse AG	5/31/12	$23,674,034	$(22,710)
17,333,158	GBP for USD	Credit Suisse AG	5/31/12	28,124,952	(167,434)
				$51,798,986	$(190,144)
(Value on Settlement Date $51,608,842)

9

Notes to Schedule of Investments

ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,299,822,176)	$2,010,624,285
Foreign currency holdings, at value (cost of $639,774)	650,721
Receivable for capital shares sold	1,750,260
Unrealized gain on forward foreign currency exchange contracts	316
Dividends and interest receivable	1,434,646
2,014,460,228

Liabilities
Disbursements in excess of demand deposit cash	10,187
Payable for capital shares redeemed	761,214
Unrealized loss on forward foreign currency exchange contracts	190,216
Accrued management fees	1,638,625
Distribution and service fees payable	9,738
2,609,980

Net Assets	$2,011,850,248

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,439,658,843
Undistributed net investment income	3,224,968
Accumulated net realized loss	(141,656,744)
Net unrealized appreciation	710,623,181
$2,011,850,248

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,960,214,075	44,057,512	$44.49
Institutional Class, $0.01 Par Value	$7,002,068	155,683	$44.98
A Class, $0.01 Par Value	$41,156,751	938,331	$43.86	*
C Class, $0.01 Par Value	$2,797,801	66,823	$41.87
R Class, $0.01 Par Value	$679,553	15,469	$43.93
*	Maximum offering price $46.54 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $40,642)	$12,402,540
Interest	5,134
12,407,674

Expenses:
Management fees	9,286,516
Distribution and service fees:
A Class	37,400
C Class	6,195
R Class	891
Directors’ fees and expenses	29,111
Other expenses	124
9,360,237

Net investment income (loss)	3,047,437

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	34,820,897
Foreign currency transactions	(79,703)
34,741,194

Change in net unrealized appreciation (depreciation) on:
Investments	208,223,389
Translation of assets and liabilities in foreign currencies	(4,638)
208,218,751

Net realized and unrealized gain (loss)	242,959,945

Net Increase (Decrease) in Net Assets Resulting from Operations	$246,007,382

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$3,047,437	$4,688,472
Net realized gain (loss)	34,741,194	39,129,701
Change in net unrealized appreciation (depreciation)	208,218,751	138,891,678
Net increase (decrease) in net assets resulting from operations	246,007,382	182,709,851

Distributions to Shareholders
From net investment income:
Investor Class	(4,659,009)	(5,930,534)
Institutional Class	(23,035)	(25,646)
A Class	(7,931)	(17,175)
Decrease in net assets from distributions	(4,689,975)	(5,973,355)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(25,520,828)	(130,244,559)

Net increase (decrease) in net assets	215,796,579	46,491,937

Net Assets
Beginning of period	1,796,053,669	1,749,561,732
End of period	$2,011,850,248	$1,796,053,669

Undistributed net investment income	$3,224,968	$4,867,506

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of larger-sized companies that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $104,649,059 and $121,489,046, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	1,128,551	$47,830,473	1,326,866	$51,400,404
Issued in reinvestment of distributions	117,261	4,458,282	150,928	5,679,445
Redeemed	(2,297,900)	(94,111,878)	(4,831,149)	(187,400,425)
	(1,052,088)	(41,823,123)	(3,353,355)	(130,320,576)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	37,473	1,595,903	32,761	1,267,331
Issued in reinvestment of distributions	596	22,905	670	25,466
Redeemed	(11,993)	(495,153)	(30,754)	(1,223,056)
	26,076	1,123,655	2,677	69,741
A Class/Shares Authorized	75,000,000		75,000,000
Sold	377,444	15,663,836	163,231	6,203,697
Issued in reinvestment of distributions	209	7,821	454	16,873
Redeemed	(76,881)	(3,107,358)	(116,745)	(4,454,011)
	300,772	12,564,299	46,940	1,766,559
B Class/Shares Authorized	N/A		25,000,000
Sold			1,180	44,854
Redeemed			(53,880)	(1,958,733)
			(52,700)	(1,913,879)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	53,245	2,132,400	9,157	319,498
Redeemed	(1,886)	(77,213)	(5,253)	(194,203)
	51,359	2,055,187	3,904	125,295
R Class/Shares Authorized	50,000,000		50,000,000
Sold	15,193	614,428	1,023	40,053
Redeemed	(1,256)	(55,274)	(303)	(11,752)
	13,937	559,154	720	28,301
Net increase (decrease)	(659,944)	$(25,520,828)	(3,351,814)	$(130,244,559)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,861,347,242	—	—
Foreign Common Stocks	83,429,150	$42,587,713	—
Temporary Cash Investments	—	23,260,180	—
Total Value of Investment Securities	$1,944,776,392	$65,847,893	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(189,900)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

The value of foreign currency risk derivative instruments as of April 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $316 in unrealized gain on forward foreign currency exchange contracts and as a liability of $190,216 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(78,182) in net realized gain (loss) on foreign currency transactions and $(9,369) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,303,172,570
Gross tax appreciation of investments	$724,840,120
Gross tax depreciation of investments	(17,388,405)
Net tax appreciation (depreciation) of investments	$707,451,715

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(173,047,544), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(152,558,490) and $(20,489,054) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$39.14	0.07	5.38	5.45	(0.10)	—	(0.10)	$44.49	13.98%	1.00%(4)	0.34%(4)	6%	$1,960,214
2011	$35.54	0.10	3.62	3.72	(0.12)	—	(0.12)	$39.14	10.49%	1.00%	0.26%	17%	$1,765,718
2010	$30.58	0.11	5.01	5.12	(0.16)	—	(0.16)	$35.54	16.78%	1.01%	0.34%	35%	$1,722,138
2009	$26.25	0.19	4.40	4.59	(0.26)	—	(0.26)	$30.58	17.77%	1.00%	0.75%	31%	$1,591,621
2008	$45.58	0.07	(16.10)	(16.03)	—	(3.30)	(3.30)	$26.25	(37.71)%	1.00%	0.19%	64%	$1,448,954
2007	$36.22	0.04	10.06	10.10	(0.16)	(0.58)	(0.74)	$45.58	28.37%	1.00%	0.11%	79%	$2,550,254
Institutional Class
2012(3)	$39.60	0.11	5.45	5.56	(0.18)	—	(0.18)	$44.98	14.11%	0.80%(4)	0.54%(4)	6%	$7,002
2011	$35.95	0.18	3.67	3.85	(0.20)	—	(0.20)	$39.60	10.73%	0.80%	0.46%	17%	$5,133
2010	$30.94	0.18	5.06	5.24	(0.23)	—	(0.23)	$35.95	17.02%	0.81%	0.54%	35%	$4,563
2009	$26.56	0.28	4.41	4.69	(0.31)	—	(0.31)	$30.94	18.00%	0.80%	0.95%	31%	$3,950
2008	$45.98	0.15	(16.27)	(16.12)	—	(3.30)	(3.30)	$26.56	(37.60)%	0.80%	0.39%	64%	$94,419
2007	$36.53	0.12	10.15	10.27	(0.24)	(0.58)	(0.82)	$45.98	28.63%	0.80%	0.31%	79%	$168,441

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$38.54	0.01	5.32	5.33	(0.01)	—	(0.01)	$43.86	13.84%	1.25%(4)	0.09%(4)	6%	$41,157
2011	$34.99	—(6)	3.58	3.58	(0.03)	—	(0.03)	$38.54	10.23%	1.25%	0.01%	17%	$24,573
2010	$30.11	0.03	4.93	4.96	(0.08)	—	(0.08)	$34.99	16.48%	1.26%	0.09%	35%	$20,666
2009	$25.85	0.13	4.33	4.46	(0.20)	—	(0.20)	$30.11	17.47%	1.25%	0.50%	31%	$19,824
2008	$45.05	(0.02)	(15.88)	(15.90)	—	(3.30)	(3.30)	$25.85	(37.88)%	1.25%	(0.06)%	64%	$19,450
2007	$35.80	(0.09)	9.99	9.90	(0.07)	(0.58)	(0.65)	$45.05	28.07%	1.25%	(0.14)%	79%	$42,770
C Class
2012(3)	$36.92	(0.15)	5.10	4.95	—	—	—	$41.87	13.41%	2.00%(4)	(0.66)%(4)	6%	$2,798
2011	$33.74	(0.28)	3.46	3.18	—	—	—	$36.92	9.43%	2.00%	(0.74)%	17%	$571
2010	$29.19	(0.20)	4.75	4.55	—	—	—	$33.74	15.63%	2.01%	(0.66)%	35%	$390
2009	$25.05	(0.06)	4.22	4.16	(0.02)	—	(0.02)	$29.19	16.58%	2.00%	(0.25)%	31%	$314
2008	$44.07	(0.29)	(15.43)	(15.72)	—	(3.30)	(3.30)	$25.05	(38.34)%	2.00%	(0.81)%	64%	$394
2007	$35.24	(0.34)	9.75	9.41	—	(0.58)	(0.58)	$44.07	27.07%	2.00%	(0.89)%	79%	$1,001
R Class
2012(3)	$38.64	(0.07)	5.36	5.29	—	—	—	$43.93	13.69%	1.50%(4)	(0.16)%(4)	6%	$680
2011	$35.14	(0.08)	3.58	3.50	—	—	—	$38.64	9.96%	1.50%	(0.24)%	17%	$59
2010	$30.24	(0.05)	4.95	4.90	—	—	—	$35.14	16.20%	1.51%	(0.16)%	35%	$29
2009	$25.96	0.06	4.36	4.42	(0.14)	—	(0.14)	$30.24	17.17%	1.50%	0.25%	31%	$43
2008	$45.33	(0.11)	(15.96)	(16.07)	—	(3.30)	(3.30)	$25.96	(38.03)%	1.50%	(0.31)%	64%	$32
2007	$36.05	(0.15)	10.01	9.86	—	(0.58)	(0.58)	$45.33	27.72%	1.50%	(0.39)%	79%	$32

21

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75357   1206

SEMIANNUAL REPORT                     APRIL 30, 2012

Ultra® Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCUX	12.17%	6.66%	4.54%	3.72%	11.20%	11/2/81
Russell 1000 Growth Index	—	14.13%	7.26%	4.11%	5.16%	10.28%(2)	—
S&P 500 Index	—	12.77%	4.76%	1.01%	4.71%	11.25%(2)	—
Institutional Class	TWUIX	12.28%	6.88%	4.74%	3.93%	5.20%	11/14/96
A Class(3) No sales charge* With sales charge*	TWUAX	12.04% 5.59%	6.39% 0.28%	4.28% 3.05%	3.46% 2.85%	4.97% 4.58%	10/2/96
C Class No sales charge* With sales charge*	TWCCX	11.61% 10.61%	5.58% 5.58%	3.50% 3.50%	2.69% 2.69%	2.81% 2.81%	10/29/01
R Class	AULRX	11.90%	6.13%	4.02%	—	4.44%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 10/31/81, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.99%	0.79%	1.24%	1.99%	1.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	9.6%
Google, Inc., Class A	4.3%
Amazon.com, Inc.	3.0%
Philip Morris International, Inc.	2.8%
Exxon Mobil Corp.	2.7%
QUALCOMM, Inc.	2.5%
Express Scripts Holding Co.	2.2%
Gilead Sciences, Inc.	2.2%
Costco Wholesale Corp.	2.2%
Schlumberger Ltd.	2.1%

Top Five Industries	% of net assets
Computers and Peripherals	11.2%
Internet Software and Services	6.7%
Software	5.8%
Oil, Gas and Consumable Fuels	5.8%
Machinery	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	93.2%
Foreign Common Stocks**	6.4%
Total Common Stocks	99.6%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	—*
*	Category is less than 0.05% of total net assets.
**	Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,121.70	$5.22	0.99%
Institutional Class	$1,000	$1,122.80	$4.17	0.79%
A Class	$1,000	$1,120.40	$6.54	1.24%
C Class	$1,000	$1,116.10	$10.47	1.99%
R Class	$1,000	$1,119.00	$7.85	1.49%
Hypothetical
Investor Class	$1,000	$1,019.94	$4.97	0.99%
Institutional Class	$1,000	$1,020.94	$3.97	0.79%
A Class	$1,000	$1,018.70	$6.22	1.24%
C Class	$1,000	$1,014.97	$9.97	1.99%
R Class	$1,000	$1,017.45	$7.47	1.49%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AEROSPACE AND DEFENSE — 1.6%
General Dynamics Corp.	1,539,583	$103,921,852
AUTO COMPONENTS — 0.4%
Gentex Corp.	1,077,000	23,661,690
BEVERAGES — 1.1%
Coca-Cola Co. (The)	949,000	72,427,680
BIOTECHNOLOGY — 4.0%
Alexion Pharmaceuticals, Inc.(1)	615,000	55,546,800
Celgene Corp.(1)	863,000	62,929,960
Gilead Sciences, Inc.(1)	2,827,056	147,035,183
		265,511,943
CHEMICALS — 3.7%
Ecolab, Inc.	1,034,167	65,866,096
Monsanto Co.	1,550,000	118,079,000
Potash Corp. of Saskatchewan, Inc.	1,411,000	59,939,280
		243,884,376
COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	1,036,000	20,875,400
QUALCOMM, Inc.	2,538,000	162,025,920
		182,901,320
COMPUTERS AND PERIPHERALS — 11.2%
Apple, Inc.(1)	1,085,000	633,900,400
EMC Corp.(1)	3,843,000	108,411,030
		742,311,430
CONSUMER FINANCE — 0.8%
American Express Co.	910,000	54,791,100
DIVERSIFIED FINANCIAL SERVICES — 1.9%
CME Group, Inc.	270,000	71,771,400
JPMorgan Chase & Co.	1,282,000	55,100,360
		126,871,760
ELECTRICAL EQUIPMENT — 4.4%
ABB Ltd.(1)	1,756,000	31,999,383
ABB Ltd. ADR(1)	2,431,000	45,872,970
Cooper Industries plc	1,070,000	66,949,900
Emerson Electric Co.	2,221,000	116,691,340
Polypore International, Inc.(1)	747,000	27,900,450
		289,414,043
ENERGY EQUIPMENT AND SERVICES — 2.6%
Core Laboratories NV	215,000	29,450,700
Schlumberger Ltd.	1,911,000	141,681,540
		171,132,240
FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,612,000	142,130,040
FOOD PRODUCTS — 2.9%
Hershey Co. (The)	864,000	$57,896,640
Mead Johnson Nutrition Co.	731,000	62,544,360
Nestle SA	1,207,000	73,937,311
		194,378,311
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
HeartWare International, Inc.(1)	146,000	11,382,160
Intuitive Surgical, Inc.(1)	244,000	141,080,800
MAKO Surgical Corp.(1)	685,000	28,297,350
St. Jude Medical, Inc.	1,492,000	57,770,240
Varian Medical Systems, Inc.(1)	684,000	43,379,280
		281,909,830
HEALTH CARE PROVIDERS AND SERVICES — 3.6%
Express Scripts Holding Co.(1)	2,643,000	147,452,970
UnitedHealth Group, Inc.	1,600,000	89,840,000
		237,292,970
HOTELS, RESTAURANTS AND LEISURE — 4.0%
Chipotle Mexican Grill, Inc.(1)	82,000	33,960,300
McDonald’s Corp.	1,179,000	114,893,550
Starbucks Corp.	2,064,000	118,432,320
		267,286,170
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.	391,000	38,685,540
INSURANCE — 1.1%
MetLife, Inc.	1,967,000	70,871,010
INTERNET AND CATALOG RETAIL — 3.8%
Amazon.com, Inc.(1)	846,000	196,187,400
Netflix, Inc.(1)	648,000	51,930,720
		248,118,120
INTERNET SOFTWARE AND SERVICES — 6.7%
Baidu, Inc. ADR(1)	505,000	67,013,500
Google, Inc., Class A(1)	469,000	283,852,870
LinkedIn Corp., Class A(1)	364,000	39,475,800
Tencent Holdings Ltd.	1,649,000	51,816,514
		442,158,684
IT SERVICES — 2.8%
MasterCard, Inc., Class A	301,000	136,133,270
Teradata Corp.(1)	748,000	52,195,440
		188,328,710
LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	1,363,000	50,076,620

8

	Shares	Value
MACHINERY — 5.7%
Cummins, Inc.	523,000	$60,579,090
Donaldson Co., Inc.	1,026,000	35,561,160
Joy Global, Inc.	1,343,000	95,044,110
Parker-Hannifin Corp.	1,062,000	93,126,780
WABCO Holdings, Inc.(1)	940,000	59,248,200
Wabtec Corp.	441,000	34,300,980
		377,860,320
METALS AND MINING — 1.5%
BHP Billiton Ltd. ADR	479,000	35,589,700
Freeport-McMoRan Copper & Gold, Inc.	1,713,000	65,607,900
		101,197,600
OIL, GAS AND CONSUMABLE FUELS — 5.8%
Cimarex Energy Co.	538,000	37,181,180
EOG Resources, Inc.	356,000	39,092,360
Exxon Mobil Corp.	2,060,000	177,860,400
Occidental Petroleum Corp.	1,071,000	97,696,620
QEP Resources, Inc.	953,000	29,361,930
		381,192,490
PERSONAL PRODUCTS — 1.6%
Estee Lauder Cos., Inc. (The), Class A	1,652,000	107,958,200
PHARMACEUTICALS — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	619,000	28,313,060
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Altera Corp.	1,905,000	67,760,850
Linear Technology Corp.	2,369,000	77,489,990
Microchip Technology, Inc.	1,263,000	44,634,420
		189,885,260
SOFTWARE — 5.8%
Adobe Systems, Inc.(1)	59,000	1,980,040
Electronic Arts, Inc.(1)	4,625,000	71,132,500
Microsoft Corp.	934,000	29,906,680
NetSuite, Inc.(1)	403,000	17,885,140
Oracle Corp.	3,792,000	111,446,880
Salesforce.com, Inc.(1)	539,000	83,938,470
VMware, Inc., Class A(1)	583,000	65,132,760
		381,422,470
SPECIALTY RETAIL — 4.1%
O’Reilly Automotive, Inc.(1)	763,000	$80,465,980
Tiffany & Co.	1,155,000	79,071,300
TJX Cos., Inc. (The)	2,616,000	109,113,360
		268,650,640
TEXTILES, APPAREL AND LUXURY GOODS — 1.7%
NIKE, Inc., Class B	1,010,000	112,988,700
TOBACCO — 2.8%
Philip Morris International, Inc.	2,055,000	183,943,050
TOTAL COMMON STOCKS (Cost $3,775,247,954)		6,571,477,229
Temporary Cash Investments — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% – 2.375%, 2/28/15 – 10/31/15, valued at $11,678,288), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $11,449,727)		11,449,679
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $7,295,225), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $7,156,073)		7,156,049
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $9,573,658), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $9,378,629)		9,378,603
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,984,331)		27,984,331
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,803,232,285)		6,599,461,560
OTHER ASSETS AND LIABILITIES†		596,154
TOTAL NET ASSETS — 100.0%		$6,600,057,714

9

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,800,844	CHF for USD	Credit Suisse AG	5/31/12	$4,188,818	$1,944
(Value on Settlement Date $4,186,874)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
121,565,131	CHF for USD	Credit Suisse AG	5/31/12	$133,973,967	$(128,516)
(Value on Settlement Date $133,845,451)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CHF = Swiss Franc
USD = United States Dollar
† Category is less than 0.05% of total net assets.
(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,803,232,285)	$6,599,461,560
Foreign currency holdings, at value (cost of $1,812,771)	1,815,612
Receivable for investments sold	24,118,132
Receivable for capital shares sold	1,562,903
Unrealized gain on forward foreign currency exchange contracts	1,944
Dividends and interest receivable	5,937,544
6,632,897,695

Liabilities
Disbursements in excess of demand deposit cash	17,995
Payable for investments purchased	14,557,633
Payable for capital shares redeemed	12,765,120
Unrealized loss on forward foreign currency exchange contracts	128,516
Accrued management fees	5,353,924
Distribution and service fees payable	16,793
32,839,981

Net Assets	$6,600,057,714

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,270,791,205
Undistributed net investment income	9,204,000
Accumulated net realized loss	(476,181,371)
Net unrealized appreciation	2,796,243,880
$6,600,057,714

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$6,463,231,988	246,037,356	$26.27
Institutional Class, $0.01 Par Value	$63,302,047	2,354,076	$26.89
A Class, $0.01 Par Value	$67,166,978	2,635,179	$25.49	*
C Class, $0.01 Par Value	$1,204,941	51,353	$23.46
R Class, $0.01 Par Value	$5,151,760	203,720	$25.29
*	Maximum offering price $27.05 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $535,240)	$40,196,669
Interest	10,364
40,207,033

Expenses:
Management fees	30,858,120
Distribution and service fees:
A Class	78,891
C Class	4,193
R Class	11,482
Directors’ fees and expenses	97,824
Other expenses	75
31,050,585

Net investment income (loss)	9,156,448

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	59,307,463
Foreign currency transactions	3,326,578
62,634,041

Change in net unrealized appreciation (depreciation) on:
Investments	654,712,141
Translation of assets and liabilities in foreign currencies	(120,562)
654,591,579

Net realized and unrealized gain (loss)	717,225,620

Net Increase (Decrease) in Net Assets Resulting from Operations	$726,382,068

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$9,156,448	$9,948,775
Net realized gain (loss)	62,634,041	292,495,282
Change in net unrealized appreciation (depreciation)	654,591,579	328,587,673
Net increase (decrease) in net assets resulting from operations	726,382,068	631,031,730

Distributions to Shareholders
From net investment income:
Investor Class	—	(12,309,961)
Institutional Class	—	(189,254)
Decrease in net assets from distributions	—	(12,499,215)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(231,202,340)	(537,865,157)

Net increase (decrease) in net assets	495,179,728	80,667,358

Net Assets
Beginning of period	6,104,877,986	6,024,210,628
End of period	$6,600,057,714	$6,104,877,986

Undistributed net investment income	$9,204,000	$47,552

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of larger-sized companies that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 0.99% for the Investor Class, A Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $216,562,778 and $430,799,268, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,500,000,000		3,500,000,000
Sold	4,106,670	$101,128,382	7,967,748	$184,093,884
Issued in reinvestment of distributions	—	—	529,802	11,930,837
Redeemed	(13,659,449)	(334,789,478)	(31,294,147)	(725,130,132)
	(9,552,779)	(233,661,096)	(22,796,597)	(529,105,411)
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	394,739	9,989,838	651,707	15,348,582
Issued in reinvestment of distributions	—	—	8,231	189,232
Redeemed	(243,587)	(6,119,715)	(567,827)	(13,398,417)
	151,152	3,870,123	92,111	2,139,397
A Class/Shares Authorized	100,000,000		100,000,000
Sold	351,948	8,500,522	1,456,808	33,705,237
Redeemed	(455,607)	(10,804,649)	(2,020,737)	(44,830,105)
	(103,659)	(2,304,127)	(563,929)	(11,124,868)
B Class/Shares Authorized	N/A		50,000,000
Sold			929	19,516
Redeemed			(5,900)	(131,961)
			(4,971)	(112,445)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	20,087	454,009	6,859	146,359
Redeemed	(989)	(21,793)	(15,725)	(324,172)
	19,098	432,216	(8,866)	(177,813)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	50,328	1,226,281	78,707	1,717,632
Redeemed	(31,266)	(765,737)	(52,771)	(1,201,649)
	19,062	460,544	25,936	515,983
Net increase (decrease)	(9,467,126)	$(231,202,340)	(23,256,316)	$(537,865,157)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$6,147,544,811	—	—
Foreign Common Stocks	266,179,210	$157,753,208	—
Temporary Cash Investments	—	27,984,331	—
Total Value of Investment Securities	$6,413,724,021	$185,737,539	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(126,572)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $1,944 in unrealized gain on forward foreign currency exchange contracts and as a liability of $128,516 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,314,238 in net realized gain (loss) on foreign currency transactions and $(79,020) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,859,718,924
Gross tax appreciation of investments	$2,853,399,589
Gross tax depreciation of investments	(113,656,953)
Net tax appreciation (depreciation) of investments	$2,739,742,636

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2011, the fund had accumulated capital losses of $(483,235,114), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$23.42	0.04	2.81	2.85	—	—	—	$26.27	12.17%	0.99%(4)	0.30%(4)	3%	$6,463,232
2011	$21.22	0.04	2.20	2.24	(0.04)	—	(0.04)	$23.42	10.59%	0.99%	0.16%	13%	$5,984,972
2010	$17.82	0.05	3.44	3.49	(0.09)	—	(0.09)	$21.22	19.63%	1.00%	0.25%	24%	$5,906,158
2009	$15.67	0.11	2.12	2.23	(0.08)	—	(0.08)	$17.82	14.35%	1.00%	0.69%	53%	$5,435,051
2008	$33.48	0.08	(9.95)	(9.87)	—	(7.94)	(7.94)	$15.67	(38.02)%	0.99%	0.36%	152%	$5,275,836
2007	$28.55	(0.01)	6.95	6.94	—	(2.01)	(2.01)	$33.48	25.89%	0.99%	(0.04)%	93%	$10,065,759
Institutional Class
2012(3)	$23.95	0.06	2.88	2.94	—	—	—	$26.89	12.28%	0.79%(4)	0.50%(4)	3%	$63,302
2011	$21.69	0.08	2.27	2.35	(0.09)	—	(0.09)	$23.95	10.85%	0.79%	0.36%	13%	$52,751
2010	$18.22	0.09	3.51	3.60	(0.13)	—	(0.13)	$21.69	19.81%	0.80%	0.45%	24%	$45,791
2009	$16.02	0.14	2.17	2.31	(0.11)	—	(0.11)	$18.22	14.58%	0.80%	0.89%	53%	$73,933
2008	$33.98	0.15	(10.17)	(10.02)	—	(7.94)	(7.94)	$16.02	(37.89)%	0.79%	0.56%	152%	$76,339
2007	$28.90	0.05	7.04	7.09	—	(2.01)	(2.01)	$33.98	26.14%	0.79%	0.16%	93%	$325,035

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$22.75	0.01	2.73	2.74	—	—	—	$25.49	12.04%	1.24%(4)	0.05%(4)	3%	$67,167
2011	$20.62	(0.02)	2.15	2.13	—	—	—	$22.75	10.33%	1.24%	(0.09)%	13%	$62,304
2010	$17.33	—(6)	3.33	3.33	(0.04)	—	(0.04)	$20.62	19.24%	1.25%	0.00%(7)	24%	$68,109
2009	$15.23	0.07	2.07	2.14	(0.04)	—	(0.04)	$17.33	14.14%	1.25%	0.44%	53%	$77,484
2008	$32.83	0.03	(9.69)	(9.66)	—	(7.94)	(7.94)	$15.23	(38.19)%	1.24%	0.11%	152%	$85,723
2007	$28.11	(0.08)	6.81	6.73	—	(2.01)	(2.01)	$32.83	25.56%	1.24%	(0.29)%	93%	$235,217
C Class
2012(3)	$21.02	(0.08)	2.52	2.44	—	—	—	$23.46	11.61%	1.99%(4)	(0.70)%(4)	3%	$1,205
2011	$19.20	(0.17)	1.99	1.82	—	—	—	$21.02	9.48%	1.99%	(0.84)%	13%	$678
2010	$16.22	(0.13)	3.11	2.98	—	—	—	$19.20	18.45%	2.00%	(0.75)%	24%	$789
2009	$14.32	(0.04)	1.94	1.90	—	—	—	$16.22	13.20%	2.00%	(0.31)%	53%	$884
2008	$31.54	(0.13)	(9.15)	(9.28)	—	(7.94)	(7.94)	$14.32	(38.63)%	1.99%	(0.64)%	152%	$891
2007	$27.26	(0.29)	6.58	6.29	—	(2.01)	(2.01)	$31.54	24.64%	1.99%	(1.04)%	93%	$2,129

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$22.60	(0.02)	2.71	2.69	—	—	—	$25.29	11.90%	1.49%(4)	(0.20)%(4)	3%	$5,152
2011	$20.54	(0.08)	2.14	2.06	—	—	—	$22.60	10.03%	1.49%	(0.34)%	13%	$4,173
2010	$17.26	(0.05)	3.33	3.28	—	—	—	$20.54	19.00%	1.50%	(0.25)%	24%	$3,260
2009	$15.17	0.03	2.07	2.10	(0.01)	—	(0.01)	$17.26	13.84%	1.50%	0.19%	53%	$3,056
2008	$32.80	(0.03)	(9.66)	(9.69)	—	(7.94)	(7.94)	$15.17	(38.35)%	1.49%	(0.14)%	152%	$3,276
2007	$28.15	(0.15)	6.81	6.66	—	(2.01)	(2.01)	$32.80	25.26%	1.49%	(0.54)%	93%	$5,971

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(6)	Per-share amount was less than $0.005.
(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75364   1206

SEMIANNUAL REPORT               APRIL 30, 2012

VistaSM Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	21
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

              Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCVX	12.66%	-0.82%	0.86%	6.04%	9.16%	11/25/83
Russell Midcap Growth Index	—	12.26%	0.78%	3.55%	7.50%	N/A(2)	—
Institutional Class	TWVIX	12.77%	-0.58%	1.07%	6.25%	5.52%	11/14/96
A Class(3) No sales charge* With sales charge*	TWVAX	12.53% 6.06%	-1.02% -6.71%	0.62% -0.56%	5.78% 5.15%	4.55% 4.15%	10/2/96
C Class No sales charge* With sales charge*	AVNCX	12.11% 11.11%	-1.77% -1.77%	— —	— —	12.64% 12.64%	3/1/10
R Class	AVTRX	12.36%	-1.29%	0.37%	—	3.61%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Index data not available prior to 12/31/85.
(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.03%	0.83%	1.28%	2.03%	1.53%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Alliance Data Systems Corp.	2.8%
SXC Health Solutions Corp.	2.4%
National Oilwell Varco, Inc.	2.3%
Teradata Corp.	2.1%
Whole Foods Market, Inc.	2.0%
SBA Communications Corp., Class A	2.0%
Kansas City Southern	1.9%
TransDigm Group, Inc.	1.8%
PetSmart, Inc.	1.8%
O’Reilly Automotive, Inc.	1.8%

Top Five Industries	% of net assets
Specialty Retail	8.0%
IT Services	5.3%
Energy Equipment and Services	5.1%
Software	5.0%
Chemicals	4.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.2%
Foreign Common Stocks*	9.6%
Total Common Stocks	98.8%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 – 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,126.60	$5.29	1.00%
Institutional Class	$1,000	$1,127.70	$4.23	0.80%
A Class	$1,000	$1,125.30	$6.61	1.25%
C Class	$1,000	$1,121.10	$10.55	2.00%
R Class	$1,000	$1,123.60	$7.92	1.50%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
Institutional Class	$1,000	$1,020.89	$4.02	0.80%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE AND DEFENSE — 4.1%
BE Aerospace, Inc.(1)	502,000	$23,609,060
Spirit Aerosystems Holdings, Inc. Class A(1)	416,000	10,400,000
TransDigm Group, Inc.(1)	216,000	27,241,920
		61,250,980
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.(1)	212,000	16,756,480
Delphi Automotive plc(1)	229,000	7,028,010
		23,784,490
BEVERAGES — 0.5%
Monster Beverage Corp.(1)	108,000	7,015,680
BIOTECHNOLOGY — 2.2%
Alexion Pharmaceuticals, Inc.(1)	278,000	25,108,960
Cepheid, Inc.(1)	196,000	7,528,360
		32,637,320
BUILDING PRODUCTS — 0.5%
Fortune Brands Home & Security, Inc.(1)	350,000	7,959,000
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.(1)	118,000	13,407,160
Jefferies Group, Inc.	445,000	7,088,850
KKR & Co. LP	806,000	11,380,720
		31,876,730
CHEMICALS — 4.8%
Airgas, Inc.	243,000	22,268,520
Albemarle Corp.	228,000	14,888,400
Celanese Corp.	142,000	6,881,320
Eastman Chemical Co.	111,000	5,990,670
FMC Corp.	126,000	13,916,700
Rockwood Holdings, Inc.(1)	138,000	7,636,920
		71,582,530
COMMERCIAL BANKS — 1.0%
Comerica, Inc.	235,000	7,524,700
East West Bancorp., Inc.	329,000	7,491,330
		15,016,030
COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Clean Harbors, Inc.(1)	219,000	14,944,560
Stericycle, Inc.(1)	169,000	14,635,400
		29,579,960
COMMUNICATIONS EQUIPMENT — 0.6%
F5 Networks, Inc.(1)	64,000	8,571,520
COMPUTERS AND PERIPHERALS — 0.6%
Seagate Technology plc	315,000	9,689,400
CONSTRUCTION AND ENGINEERING — 1.6%
Chicago Bridge & Iron Co. NV New York Shares	226,000	10,038,920
KBR, Inc.	220,000	7,449,200
Quanta Services, Inc.(1)	327,000	7,233,240
		24,721,360
CONSUMER FINANCE — 1.2%
Discover Financial Services	533,000	18,068,700
CONTAINERS AND PACKAGING — 0.7%
Rock-Tenn Co., Class A	160,000	9,972,800
DIVERSIFIED FINANCIAL SERVICES — 0.6%
McGraw-Hill Cos., Inc. (The)	172,000	8,457,240
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Trimble Navigation Ltd.(1)	367,000	19,869,380
ENERGY EQUIPMENT AND SERVICES — 5.1%
Atwood Oceanics, Inc.(1)	153,000	6,782,490
Core Laboratories NV	89,000	12,191,220
National Oilwell Varco, Inc.	447,000	33,864,720
Oceaneering International, Inc.	238,000	12,287,940
Oil States International, Inc.(1)	145,000	11,539,100
		76,665,470
FOOD AND STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	360,000	29,905,200
FOOD PRODUCTS — 2.1%
McCormick & Co., Inc.	135,000	7,547,850
Mead Johnson Nutrition Co.	285,000	24,384,600
		31,932,450
GAS UTILITIES — 0.8%
ONEOK, Inc.	133,000	11,423,370
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Cooper Cos., Inc. (The)	88,000	7,758,960
Intuitive Surgical, Inc.(1)	10,000	5,782,000
MAKO Surgical Corp.(1)	243,000	10,038,330
Mettler-Toledo International, Inc.(1)	82,000	14,704,240
		38,283,530
HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Catalyst Health Solutions, Inc.(1)	100,000	8,637,000
Centene Corp.(1)	151,000	5,978,090
		14,615,090
HEALTH CARE TECHNOLOGY — 2.4%
SXC Health Solutions Corp.(1)	406,000	36,775,480
HOTELS, RESTAURANTS AND LEISURE — 4.6%
Bally Technologies, Inc.(1)	190,000	9,224,500
Chipotle Mexican Grill, Inc.(1)	49,000	20,293,350

8

	Shares	Value
Domino’s Pizza, Inc.	180,000	$6,805,800
Las Vegas Sands Corp.	200,000	11,098,000
Panera Bread Co., Class A(1)	69,000	10,896,480
Starwood Hotels & Resorts Worldwide, Inc.	189,000	11,188,800
		69,506,930
HOUSEHOLD DURABLES — 0.6%
Toll Brothers, Inc.(1)	380,000	9,652,000
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	291,000	14,782,800
INTERNET AND CATALOG RETAIL — 1.4%
priceline.com, Inc.(1)	28,000	21,302,960
INTERNET SOFTWARE AND SERVICES — 2.4%
Baidu, Inc. ADR(1)	135,000	17,914,500
Rackspace Hosting, Inc.(1)	314,000	18,240,260
		36,154,760
IT SERVICES — 5.3%
Alliance Data Systems Corp.(1)	327,000	42,016,230
Cognizant Technology Solutions Corp., Class A(1)	99,000	7,258,680
Teradata Corp.(1)	446,000	31,121,880
		80,396,790
MACHINERY — 3.6%
Chart Industries, Inc.(1)	193,000	14,750,990
Joy Global, Inc.	237,000	16,772,490
Terex Corp.(1)	348,000	7,878,720
Titan International, Inc.	279,000	8,060,310
Trinity Industries, Inc.	212,000	6,275,200
		53,737,710
MARINE — 0.8%
Kirby Corp.(1)	172,000	11,415,640
MEDIA — 1.4%
CBS Corp., Class B	657,000	21,910,950
METALS AND MINING — 1.7%
Carpenter Technology Corp.	234,000	13,024,440
Cliffs Natural Resources, Inc.	200,000	12,452,000
		25,476,440
MULTILINE RETAIL — 1.6%
Dollar Tree, Inc.(1)	237,000	24,093,420
OIL, GAS AND CONSUMABLE FUELS — 4.3%
Cabot Oil & Gas Corp.	384,000	13,493,760
Concho Resources, Inc.(1)	214,000	22,936,520
Kodiak Oil & Gas Corp.(1)	819,000	7,248,150
Peabody Energy Corp.	186,000	5,786,460
SandRidge Energy, Inc.(1)	893,000	7,135,070
SM Energy Co.	118,000	7,800,980
		64,400,940
PHARMACEUTICALS — 3.0%
Elan Corp. plc ADR(1)	509,000	7,019,110
Perrigo Co.	145,000	15,210,500
Questcor Pharmaceuticals, Inc.(1)	256,000	11,494,400
Shire plc	333,000	10,862,555
		44,586,565
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Ventas, Inc.	127,000	7,466,330
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
CBRE Group, Inc.(1)	644,000	12,113,640
ROAD AND RAIL — 1.9%
Kansas City Southern	375,000	28,882,500
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
ARM Holdings plc	2,173,000	18,479,181
Avago Technologies Ltd.	478,000	16,481,440
KLA-Tencor Corp.	152,000	7,926,800
Xilinx, Inc.	496,000	18,044,480
		60,931,901
SOFTWARE — 5.0%
Cerner Corp.(1)	97,000	7,865,730
Check Point Software Technologies Ltd.(1)	359,000	20,868,670
Citrix Systems, Inc.(1)	289,000	24,741,290
NetSuite, Inc.(1)	330,000	14,645,400
Sourcefire, Inc.(1)	127,000	6,475,730
		74,596,820
SPECIALTY RETAIL — 8.0%
DSW, Inc., Class A	176,000	9,901,760
GNC Holdings, Inc. Class A	312,000	12,186,720
O’Reilly Automotive, Inc.(1)	252,000	26,575,920
PetSmart, Inc.	465,000	27,090,900
Tractor Supply Co.	247,000	24,307,270
Ulta Salon Cosmetics & Fragrance, Inc.	240,000	21,163,200
		121,225,770
TEXTILES, APPAREL AND LUXURY GOODS — 1.9%
Fossil, Inc.(1)	56,000	7,317,520
Michael Kors Holdings Ltd.(1)	301,000	13,746,670
VF Corp.	54,000	8,210,700
		29,274,890
TRADING COMPANIES AND DISTRIBUTORS — 1.7%
Fastenal Co.	155,000	7,257,100
United Rentals, Inc.(1)	394,000	18,391,920
		25,649,020

9

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
SBA Communications Corp., Class A(1)	554,000	$29,771,960
TOTAL COMMON STOCKS (Cost $1,052,850,157)		1,486,984,446
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% – 2.375%, 2/28/15 – 10/31/15, valued at $6,364,238), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $6,239,680)		6,239,654
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $3,975,629), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $3,899,797)		3,899,784
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $5,217,291), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $5,111,008)		5,110,994
SSgA U.S. Government Money Market Fund	9,086	9,086
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,259,518)		15,259,518
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,068,109,675)		1,502,243,964
OTHER ASSETS AND LIABILITIES — 0.2%		2,292,266
TOTAL NET ASSETS — 100.0%		$1,504,536,230

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
574,020	GBP for USD	Credit Suisse AG	5/31/12	$931,410	$5,303
(Value on Settlement Date $926,107)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
15,173,584	GBP for USD	Credit Suisse AG	5/31/12	$24,620,805	$(146,573)
(Value on Settlement Date $24,474,232)

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,068,109,675)	$1,502,243,964
Foreign currency holdings, at value (cost of $43,684)	44,568
Receivable for investments sold	12,431,001
Receivable for capital shares sold	393,754
Unrealized gain on forward foreign currency exchange contracts	5,303
Dividends and interest receivable	972,732
1,516,091,322

Liabilities
Payable for investments purchased	8,393,608
Payable for capital shares redeemed	1,775,686
Unrealized loss on forward foreign currency exchange contracts	146,573
Accrued management fees	1,208,907
Distribution and service fees payable	30,318
11,555,092

Net Assets	$1,504,536,230

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,222,924,637
Accumulated net investment loss	(2,482,328)
Accumulated net realized loss	(149,946,282)
Net unrealized appreciation	434,040,203
$1,504,536,230

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,294,131,232	71,271,011	$18.16
Institutional Class, $0.01 Par Value	$79,416,772	4,241,632	$18.72
A Class, $0.01 Par Value	$113,987,332	6,509,239	$17.51*
C Class, $0.01 Par Value	$85,012	4,783	$17.77
R Class, $0.01 Par Value	$16,915,882	964,296	$17.54
*Maximum offering price $18.58 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,273)	$4,672,669
Interest	5,259
4,677,928

Expenses:
Management fees	7,177,210
Distribution and service fees:
A Class	144,985
C Class	417
R Class	44,880
Directors’ fees and expenses	25,069
Other expenses	31
7,392,592

Net investment income (loss)	(2,714,664)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	33,171,845
Futures contract transactions	(3,584,516)
Foreign currency transactions	27,967
29,615,296

Change in net unrealized appreciation (depreciation) on:
Investments	134,554,622
Translation of assets and liabilities in foreign currencies	70,074
134,624,696

Net realized and unrealized gain (loss)	164,239,992

Net Increase (Decrease) in Net Assets Resulting from Operations	$161,525,328

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$(2,714,664)	$(9,139,148)
Net realized gain (loss)	29,615,296	342,241,037
Change in net unrealized appreciation (depreciation)	134,624,696	(169,580,733)
Net increase (decrease) in net assets resulting from operations	161,525,328	163,521,156

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(252,630,472)	(695,555,495)

Net increase (decrease) in net assets	(91,105,144)	(532,034,339)

Net Assets
Beginning of period	1,595,641,374	2,127,675,713
End of period	$1,504,536,230	$1,595,641,374

Accumulated undistributed net investment income (loss)	$(2,482,328)	$232,336

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of medium-sized and smaller companies that management believes will increase in value over time.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

14

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

15

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class,
C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 13% of the shares of the fund. ACAAP does not invest in the fund for purposes of exercising management or control.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $481,674,962 and $742,968,778, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	750,000,000		750,000,000
Sold	2,084,488	$33,976,141	8,621,805	$143,273,101
Redeemed	(15,745,208)	(244,255,371)	(39,205,210)	(673,000,417)
	(13,660,720)	(210,279,230)	(30,583,405)	(529,727,316)
Institutional Class/Shares Authorized	80,000,000		80,000,000
Sold	413,544	6,939,459	1,888,308	31,910,361
Redeemed	(1,188,488)	(20,665,407)	(6,639,853)	(114,083,570)
	(774,944)	(13,725,948)	(4,751,545)	(82,173,209)
A Class/Shares Authorized	310,000,000		310,000,000
Sold	533,700	8,564,760	2,133,309	34,631,696
Redeemed	(2,014,389)	(32,304,715)	(6,781,320)	(109,933,117)
	(1,480,689)	(23,739,955)	(4,648,011)	(75,301,421)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	222	3,659	3,649	62,747
Redeemed	(850)	(14,298)	(227)	(3,470)
	(628)	(10,639)	3,422	59,277
R Class/Shares Authorized	10,000,000		10,000,000
Sold	116,787	1,937,822	269,541	4,389,911
Redeemed	(415,004)	(6,812,522)	(805,128)	(12,802,737)
	(298,217)	(4,874,700)	(535,587)	(8,412,826)
Net increase (decrease)	(16,215,198)	$(252,630,472)	(40,515,126)	$(695,555,495)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,342,664,770	—	—
Foreign Common Stocks	114,977,940	$29,341,736	—
Temporary Cash Investments	9,086	15,250,432	—
Total Value of Investment Securities	$1,457,651,796	$44,592,168	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(141,270)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

18

Value of Derivative Instruments as of April 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$5,303	Unrealized loss on forward foreign currency exchange contracts	$146,573

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(3,584,516)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	14,638	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$86,733
		$(3,569,878)		$86,733

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,076,733,330
Gross tax appreciation of investments	$437,017,727
Gross tax depreciation of investments	(11,507,093)
Net tax appreciation (depreciation) of investments	$425,510,634

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

As of October 31, 2011, the fund had accumulated capital losses of $(168,621,419), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(4)	$16.11	(0.03)	2.08	2.05	—	$18.16	12.66%	1.00%(5)	(0.36)%(5)	33%	$1,294,131
2011	$15.25	(0.08)	0.94	0.86	—	$16.11	5.64%	1.00%	(0.44)%	90%	$1,368,299
2010	$12.13	(0.06)	3.18	3.12	—	$15.25	25.72%	1.01%	(0.45)%	132%	$1,761,319
2009	$12.43	(0.05)	(0.25)	(0.30)	—	$12.13	(2.41)%	1.00%	(0.48)%	183%	$1,690,576
2008	$24.24	(0.11)	(9.61)	(9.72)	(2.09)	$12.43	(43.58)%	1.00%	(0.56)%	167%	$1,800,788
2007	$16.35	(0.12)	8.14	8.02	(0.13)	$24.24	49.39%	1.00%	(0.60)%	121%	$2,920,908
Institutional Class
2012(4)	$16.60	(0.01)	2.13	2.12	—	$18.72	12.77%	0.80%(5)	(0.16)%(5)	33%	$79,417
2011	$15.67	(0.04)	0.97	0.93	—	$16.60	5.93%	0.80%	(0.24)%	90%	$83,261
2010	$12.45	(0.03)	3.25	3.22	—	$15.67	25.86%	0.81%	(0.25)%	132%	$153,112
2009	$12.73	(0.03)	(0.25)	(0.28)	—	$12.45	(2.12)%	0.80%	(0.28)%	183%	$211,357
2008	$24.72	(0.07)	(9.83)	(9.90)	(2.09)	$12.73	(43.50)%	0.80%	(0.36)%	167%	$238,727
2007	$16.64	(0.08)	8.29	8.21	(0.13)	$24.72	49.68%	0.80%	(0.40)%	121%	$254,528
A Class(6)
2012(4)	$15.56	(0.05)	2.00	1.95	—	$17.51	12.53%	1.25%(5)	(0.61)%(5)	33%	$113,987
2011	$14.76	(0.11)	0.91	0.80	—	$15.56	5.42%	1.25%	(0.69)%	90%	$124,296
2010	$11.77	(0.09)	3.08	2.99	—	$14.76	25.40%	1.26%	(0.70)%	132%	$186,529
2009	$12.09	(0.08)	(0.24)	(0.32)	—	$11.77	(2.65)%	1.25%	(0.73)%	183%	$255,419
2008	$23.69	(0.15)	(9.36)	(9.51)	(2.09)	$12.09	(43.72)%	1.25%	(0.81)%	167%	$257,057
2007	$16.03	(0.16)	7.95	7.79	(0.13)	$23.69	48.94%	1.25%	(0.85)%	121%	$380,555

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012(4)	$15.85	(0.11)	2.03	1.92	—	$17.77	12.11%	2.00%(5)	(1.36)%(5)	33%	$85
2011	$15.15	(0.25)	0.95	0.70	—	$15.85	4.62%	2.00%	(1.44)%	90%	$86
2010(7)	$13.73	(0.14)	1.56	1.42	—	$15.15	10.34%	2.01%(5)	(1.51)%(5)	132%(8)	$30
R Class
2012(4)	$15.60	(0.07)	2.01	1.94	—	$17.54	12.36%	1.50%(5)	(0.86)%(5)	33%	$16,916
2011	$14.84	(0.16)	0.92	0.76	—	$15.60	5.19%	1.50%	(0.94)%	90%	$19,700
2010	$11.87	(0.13)	3.10	2.97	—	$14.84	25.02%	1.51%	(0.95)%	132%	$26,686
2009	$12.22	(0.12)	(0.23)	(0.35)	—	$11.87	(2.86)%	1.50%	(0.98)%	183%	$22,618
2008	$23.98	(0.18)	(9.49)	(9.67)	(2.09)	$12.22	(43.87)%	1.50%	(1.06)%	167%	$11,423
2007	$16.25	(0.21)	8.07	7.86	(0.13)	$23.98	48.71%	1.50%	(1.10)%	121%	$2,398

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Six months ended April 30, 2012 (unaudited).
(5)	Annualized.
(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(7)	March 1, 2010 (commencement of sale) through October 31, 2010.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75366   1206

SEMIANNUAL REPORT                    APRIL 30, 2012

Veedot® Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated October 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Risk-reducing behavior by investors, which prevailed in August and September of 2011, switched to more of a risk-taking attitude during the fourth quarter of 2011 and the first quarter of 2012. Investment returns for the six months ended April 30, 2012, reflected rekindled confidence in the U.S. economic recovery and European debt crisis solutions. Improvements in the U.S. job and housing markets triggered optimism, particularly during the first five months of the period. Meanwhile, central banks around the world continued to bolster and maintain global financial market liquidity, especially in Europe.

As a result, U.S. stocks outpaced U.S. bonds for the reporting period. The S&P 500 Index surged ahead 12.77%, while its broad taxable bond market counterpart, the Barclays U.S. Aggregate Bond Index, advanced just 2.44%. U.S. Treasury returns (particularly for shorter-maturity Treasuries) were even lower than the broad bond market’s, as investors switched from Treasuries to higher-yielding bonds or other asset categories with more appreciation potential in stronger anticipated growth scenarios.

But the economic road ahead still has many possible bumps and potholes in it, reflected in April’s return to risk-reducing investment behavior. Europe, the Middle East, government budget deficits, and the U.S. presidential election could trigger more market instability. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

            Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AMVIX	9.76%	2.69%	-0.54%	3.69%	2.59%	11/30/99
Russell 3000 Index	—	12.74%	3.40%	1.25%	5.17%	2.63%	—
Institutional Class	AVDIX	9.78%	2.99%	-0.33%	3.89%	1.19%	8/1/00

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
1.25%	1.05%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2012
Top Ten Holdings	% of net assets
Wal-Mart Stores, Inc.	2.3%
Eli Lilly & Co.	1.3%
Regions Financial Corp.	1.2%
Lockheed Martin Corp.	1.2%
VeriSign, Inc.	1.2%
Abbott Laboratories	1.2%
Toro Co. (The)	1.2%
McKesson Corp.	1.1%
FactSet Research Systems, Inc.	1.1%
Cemex SAB de CV ADR	1.1%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.8%
Insurance	7.2%
IT Services	6.9%
Food and Staples Retailing	6.4%
Health Care Providers and Services	5.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	88.7%
Foreign Common Stocks*	9.8%
Total Common Stocks	98.5%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.5%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period(1) 11/1/11 - 4/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,097.60	$6.52	1.25%
Institutional Class	$1,000	$1,097.80	$5.48	1.05%
Hypothetical
Investor Class	$1,000	$1,018.65	$6.27	1.25%
Institutional Class	$1,000	$1,019.64	$5.27	1.05%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.5%
AEROSPACE AND DEFENSE — 3.2%
General Dynamics Corp.	11,600	$783,000
Lockheed Martin Corp.	10,877	984,804
United Technologies Corp.	9,622	785,540
		2,553,344
AIR FREIGHT AND LOGISTICS — 1.7%
CH Robinson Worldwide, Inc.	9,433	563,527
United Parcel Service, Inc., Class B	10,206	797,497
		1,361,024
AUTO COMPONENTS — 1.0%
TRW Automotive Holdings Corp.(1)	18,126	828,539
BEVERAGES — 0.5%
Boston Beer Co., Inc., Class A(1)	3,782	390,756
BIOTECHNOLOGY — 1.5%
PDL BioPharma, Inc.	66,527	418,455
Pharmacyclics, Inc.(1)	28,218	777,688
		1,196,143
CAPITAL MARKETS — 1.6%
E*Trade Financial Corp.(1)	49,908	530,522
FXCM, Inc., Class A	32,639	377,960
Greenhill & Co., Inc.	9,040	351,204
		1,259,686
CHEMICALS — 1.6%
International Flavors & Fragrances, Inc.	14,028	844,626
Praxair, Inc.	3,451	399,281
		1,243,907
COMMERCIAL BANKS — 2.4%
Park National Corp.	2,741	184,332
Regions Financial Corp.	147,031	990,989
Zions BanCorp.	38,757	790,255
		1,965,576
COMMERCIAL SERVICES AND SUPPLIES — 2.9%
Avery Dennison Corp.	25,273	808,231
Republic Services, Inc.	27,166	743,533
Waste Management, Inc.	22,554	771,347
		2,323,111
COMMUNICATIONS EQUIPMENT — 1.0%
Brocade Communications Systems, Inc.(1)	151,507	839,349
COMPUTERS AND PERIPHERALS — 1.5%
Synaptics, Inc.(1)	11,790	362,071
Western Digital Corp.(1)	20,714	803,910
		1,165,981
CONSTRUCTION MATERIALS — 1.1%
Cemex SAB de CV ADR(1)	124,312	898,776
CONTAINERS AND PACKAGING — 1.6%
Crown Holdings, Inc.(1)	13,512	499,674
Packaging Corp. of America	27,013	788,509
		1,288,183
DIVERSIFIED CONSUMER SERVICES — 1.1%
ITT Educational Services, Inc.(1)	12,774	843,340
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	19,936	808,006
tw telecom, inc.(1)	17,542	382,065
		1,190,071
ELECTRIC UTILITIES — 1.0%
CPFL Energia SA ADR	28,475	802,995
ELECTRICAL EQUIPMENT — 0.7%
Emerson Electric Co.	10,606	557,239
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.7%
Flextronics International Ltd.(1)	101,111	673,399
Multi-Fineline Electronix, Inc.(1)	4,548	120,477
SYNNEX Corp.(1)	21,627	823,772
Tech Data Corp.(1)	9,868	530,800
		2,148,448
ENERGY EQUIPMENT AND SERVICES — 0.8%
Nabors Industries Ltd.(1)	36,247	603,513
FOOD AND STAPLES RETAILING — 6.4%
CVS Caremark Corp.	18,263	814,895
Koninklijke Ahold NV ADR	24,151	307,925
Kroger Co. (The)	19,748	459,536
Susser Holdings Corp.(1)	31,728	846,821
Wal-Mart Stores, Inc.	31,500	1,855,665
Walgreen Co.	24,000	841,440
		5,126,282
FOOD PRODUCTS — 2.1%
General Mills, Inc.	20,489	796,817
Unilever NV	24,685	847,930
		1,644,747
GAS UTILITIES — 1.0%
UGI Corp.	28,623	835,219

8

	Shares	Value
HEALTH CARE PROVIDERS AND SERVICES — 5.6%
Air Methods Corp.(1)	4,279	$359,907
AmerisourceBergen Corp.	20,388	758,637
Cardinal Health, Inc.	20,758	877,441
Chemed Corp.	13,036	786,592
DaVita, Inc.(1)	9,264	820,605
McKesson Corp.	9,951	909,621
Providence Service Corp. (The)(1)	559	7,860
		4,520,663
HEALTH CARE TECHNOLOGY — 1.0%
Computer Programs & Systems, Inc.	13,978	832,949
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Buffalo Wild Wings, Inc.(1)	8,105	679,604
Darden Restaurants, Inc.	8,200	410,656
McDonald’s Corp.	8,144	793,633
		1,883,893
INSURANCE — 7.2%
Allstate Corp. (The)	23,941	797,953
Arthur J Gallagher & Co.	22,521	845,889
Cincinnati Financial Corp.	23,442	835,004
Fidelity National Financial, Inc. Class A	32,851	633,039
Genworth Financial, Inc., Class A(1)	76,687	460,889
Principal Financial Group, Inc.	27,437	759,182
RLI Corp.	11,320	779,721
Unum Group	29,140	691,784
		5,803,461
INTERNET SOFTWARE AND SERVICES — 1.2%
VeriSign, Inc.	23,870	981,296
IT SERVICES — 6.9%
Amdocs Ltd.(1)	20,928	669,696
CACI International, Inc., Class A(1)	7,918	484,027
Fidelity National Information Services, Inc.	24,089	811,077
Gartner, Inc.(1)	13,182	577,372
MAXIMUS, Inc.	17,101	756,719
NeuStar, Inc., Class A(1)	21,222	771,420
Paychex, Inc.	25,741	797,456
Syntel, Inc.	11,495	688,435
		5,556,202
MACHINERY — 1.2%
Toro Co. (The)	13,081	934,768
MEDIA — 2.1%
Cablevision Systems Corp., Class A	60,163	891,616
Washington Post Co. (The), Class B	2,045	773,357
		1,664,973
METALS AND MINING — 0.8%
Cliffs Natural Resources, Inc.	9,771	608,342
MULTI-UTILITIES — 2.1%
Alliant Energy Corp.	18,815	851,190
MDU Resources Group, Inc.	37,056	850,065
		1,701,255
MULTILINE RETAIL — 2.0%
Dollar General Corp.(1)	17,406	826,089
Kohl’s Corp.	14,796	741,723
		1,567,812
OFFICE ELECTRONICS — 1.0%
Canon, Inc. ADR	17,214	780,827
OIL, GAS AND CONSUMABLE FUELS — 9.8%
Alliance Resource Partners LP	12,326	796,013
Cimarex Energy Co.	12,730	879,770
ConocoPhillips	10,589	758,490
Enbridge Energy Partners LP	26,200	809,580
Enterprise Products Partners LP	11,064	570,239
Exxon Mobil Corp.	9,588	827,828
Plains All American Pipeline LP	10,016	820,611
Plains Exploration & Production Co.(1)	18,206	743,715
Spectra Energy Partners LP	25,869	840,225
Williams Partners LP	14,791	849,595
		7,896,066
PHARMACEUTICALS — 3.1%
Abbott Laboratories	15,318	950,635
AstraZeneca plc ADR	11,968	525,395
Eli Lilly & Co.	25,000	1,034,750
		2,510,780
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
American Capital Agency Corp.	27,402	856,038
PS Business Parks, Inc.	6,479	442,192
		1,298,230
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.9%
Altisource Portfolio Solutions SA(1)	12,724	761,277
ROAD AND RAIL — 0.7%
Hertz Global Holdings, Inc.(1)	37,396	576,272

9

	Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.9%
Micron Technology, Inc.(1)	113,848	$750,258
SOFTWARE — 3.2%
FactSet Research Systems, Inc.	8,579	899,594
Intuit, Inc.	13,899	805,725
Microsoft Corp.	26,764	856,983
		2,562,302
SPECIALTY RETAIL — 2.6%
Buckle, Inc. (The)	18,804	868,369
hhgregg, Inc.(1)	61,472	642,997
Rue21, Inc.(1)	18,334	556,437
		2,067,803
THRIFTS AND MORTGAGE FINANCE — 0.9%
Hudson City Bancorp., Inc.	106,890	754,643
TOBACCO — 0.5%
Philip Morris International, Inc.	4,105	367,439
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
China Mobile Ltd. ADR	15,456	855,335
United States Cellular Corp.(1)	18,653	731,571
		1,586,906
TOTAL COMMON STOCKS(Cost $76,077,410)		79,034,646

Value
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 2.375%, 2/28/15 - 10/31/15, valued at $327,216), in a joint trading account at 0.15%, dated 4/30/12, due 5/1/12 (Delivery value $320,812)	$320,811
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $204,406), in a joint trading account at 0.12%, dated 4/30/12, due 5/1/12 (Delivery value $200,508)	200,507
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $268,246), in a joint trading account at 0.10%, dated 4/30/12, due 5/1/12 (Delivery value $262,782)	262,781
TOTAL TEMPORARY CASH INVESTMENTS (Cost $784,099)	784,099
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $76,861,509)	79,818,745
OTHER ASSETS AND LIABILITIES — 0.5%	385,475
TOTAL NET ASSETS — 100.0%	$80,204,220

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $76,861,509)	$79,818,745
Receivable for investments sold	5,945,438
Receivable for capital shares sold	10,543
Dividends and interest receivable	82,276
85,857,002

Liabilities
Disbursements in excess of demand deposit cash	23,669
Payable for investments purchased	5,332,025
Payable for capital shares redeemed	214,833
Accrued management fees	82,255
5,652,782

Net Assets	$80,204,220

Net Assets Consist of:
Capital (par value and paid-in surplus)	$103,234,516
Accumulated net investment loss	(60,460)
Accumulated net realized loss	(25,927,072)
Net unrealized appreciation	2,957,236
$80,204,220

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$79,991,924	11,844,113	$6.75
Institutional Class, $0.01 Par Value	$212,296	30,878	$6.88

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,416)	$951,291
Interest	267
951,558

Expenses:
Management fees	474,878
Directors’ fees and expenses	1,175
Other expenses	114
476,167

Net investment income (loss)	475,391

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,017,671
Foreign currency transactions	5,016
4,022,687

Change in net unrealized appreciation (depreciation) on investments	2,373,472

Net realized and unrealized gain (loss)	6,396,159

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,871,550

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2012 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2011
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011
Operations
Net investment income (loss)	$475,391	$661,634
Net realized gain (loss)	4,022,687	20,605,823
Change in net unrealized appreciation (depreciation)	2,373,472	(12,997,900)
Net increase (decrease) in net assets resulting from operations	6,871,550	8,269,557

Distributions to Shareholders
From net investment income:
Investor Class	(1,049,869)	(95,981)
Institutional Class	(2,838)	(9,897)
Decrease in net assets from distributions	(1,052,707)	(105,878)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,364,036	(16,567,847)

Redemption Fees
Increase in net assets from redemption fees	1,375	2,072

Net increase (decrease) in net assets	7,184,254	(8,402,096)

Net Assets
Beginning of period	73,019,966	81,422,062
End of period	$80,204,220	$73,019,966

Accumulated undistributed net investment income (loss)	$(60,460)	$516,856

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2012 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by using an approach to common stock investing developed by American Century Investments. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type, or geographic location, on a disciplined, consistent basis.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

14

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. Prior to November 14, 2011, the redemption fee applied to shares held less than 180 days.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.000% to 1.250% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2012 was 1.25% and 1.05% for the Investor Class and Institutional Class, respectively.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 were $98,488,566 and $98,473,983, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2012		Year ended October 31, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	920,203	$6,187,865	609,907	$3,792,990
Issued in reinvestment of distributions	164,796	1,018,441	15,435	93,224
Redeemed	(894,742)	(5,870,721)	(2,786,705)	(17,345,567)
	190,257	1,335,585	(2,161,363)	(13,459,353)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	4,766	32,038	33,847	215,520
Issued in reinvestment of distributions	451	2,838	1,612	9,897
Redeemed	(951)	(6,425)	(524,367)	(3,333,911)
	4,266	28,451	(488,908)	(3,108,494)
Net increase (decrease)	194,523	$1,364,036	(2,650,271)	$(16,567,847)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$71,169,268	—	—
Foreign Common Stocks	7,865,378	—	—
Temporary Cash Investments	—	$784,099	—
Total Value of Investment Securities	$79,034,646	$784,099	—

17

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign currencies. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$76,861,509
Gross tax appreciation of investments	$4,338,219
Gross tax depreciation of investments	(1,380,983)
Net tax appreciation (depreciation) of investments	$2,957,236

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of October 31, 2011, the fund had accumulated capital losses of $(30,023,794), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(7,339,030) and $(22,684,764) expire in 2016 and 2017, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$6.25	0.04	0.55	0.59	(0.09)	$6.75	9.76%	1.25%(4)	1.25%(4)	130%	$79,992
2011	$5.68	0.05	0.53	0.58	(0.01)	$6.25	10.16%	1.25%	0.82%	280%	$72,851
2010	$4.71	—(5)	0.97	0.97	—(5)	$5.68	20.66%	1.26%	(0.06)%	260%	$78,441
2009	$5.34	—(5)	(0.63)	(0.63)	—	$4.71	(11.80)%	1.25%	(0.03)%	320%	$75,603
2008	$9.25	(0.02)	(3.89)	(3.91)	—	$5.34	(42.27)%	1.25%	(0.27)%	257%	$98,991
2007	$6.17	(0.01)	3.09	3.08	—	$9.25	49.92%	1.25%	(0.18)%	207%	$195,105
Institutional Class
2012(3)	$6.37	0.05	0.56	0.61	(0.10)	$6.88	9.78%	1.05%(4)	1.45%(4)	130%	$212
2011	$5.78	0.06	0.55	0.61	(0.02)	$6.37	10.55%	1.05%	1.02%	280%	$169
2010	$4.79	0.01	0.99	1.00	(0.01)	$5.78	20.97%	1.06%	0.14%	260%	$2,981
2009	$5.43	0.01	(0.65)	(0.64)	—	$4.79	(11.79)%	1.05%	0.17%	320%	$3,089
2008	$9.38	(0.01)	(3.94)	(3.95)	—	$5.43	(42.11)%	1.05%	(0.07)%	257%	$4,864
2007	$6.25	—(5)	3.13	3.13	—	$9.38	50.08%	1.05%	0.02%	207%	$9,188

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75365   1206

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 29, 2012